UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	54,000	$3,072,060
Lockheed Martin Corp.	44,000	3,196,160
Northrop Grumman Corp.	5,000	260,800
		6,529,020
Airlines — 0.5%
Southwest Airlines Co.	309,000	2,484,360
Auto Components — 0.7%
Autoliv, Inc.	44,000	2,134,000
TRW Automotive Holdings Corp. (a)	43,000	1,407,390
		3,541,390
Beverages — 1.3%
The Coca-Cola Co.	6,000	405,360
Coca-Cola Enterprises, Inc.	116,000	2,886,080
Dr. Pepper Snapple Group, Inc.	78,000	3,024,840
		6,316,280
Biotechnology — 1.5%
Amgen, Inc.	70,000	3,846,500
Biogen Idec, Inc. (a)	37,000	3,446,550
		7,293,050
Chemicals — 1.2%
CF Industries Holdings, Inc.	20,000	2,467,800
LyondellBasell Industries NV, Class A	102,000	2,491,860
RPM International, Inc.	34,000	635,800
		5,595,460
Communications Equipment — 0.7%
Motorola Solutions, Inc.	78,000	3,268,200
Computers & Peripherals — 3.1%
Apple, Inc. (a)	14,000	5,336,520
Dell, Inc. (a)	236,000	3,339,400
QLogic Corp. (a)	117,000	1,483,560
Seagate Technology (a)	191,000	1,963,480
Western Digital Corp. (a)	107,000	2,752,040
		14,875,000
Construction & Engineering — 0.7%
Chicago Bridge & Iron Co. NV	40,000	1,145,200
Fluor Corp.	52,000	2,420,600
		3,565,800
Consumer Finance — 0.9%
Capital One Financial Corp.	32,000	1,268,160
Discover Financial Services, Inc.	125,000	2,867,500
		4,135,660
Containers & Packaging — 0.2%
Sealed Air Corp.	58,000	968,600
Diversified Consumer Services — 1.0%
Apollo Group, Inc., Class A (a)	68,000	2,693,480
ITT Educational Services, Inc. (a)	39,000	2,245,620
		4,939,100
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	40,000	1,140,800
Level 3 Communications, Inc. (a)	1,324,000	1,972,760
		3,113,560
Food & Staples Retailing — 1.1%
The Kroger Co.	135,000	2,964,600
Safeway, Inc.	142,000	2,361,460
		5,326,060
Gas Utilities — 0.2%
Atmos Energy Corp.	28,000	908,600
Health Care Providers & Services — 6.0%
Aetna, Inc.	84,000	3,053,400
AmerisourceBergen Corp.	78,000	2,907,060
Cigna Corp.	53,000	2,222,820
Cardinal Health, Inc.	73,000	3,057,240
Humana, Inc. (a)	39,000	2,836,470
Lincare Holdings, Inc.	99,000	2,227,500
McKesson Corp.	42,000	3,053,400
Tenet Healthcare Corp. (a)	502,000	2,073,260
UnitedHealth Group, Inc.	82,000	3,781,840
WellPoint, Inc. (a)	51,000	3,329,280
		28,542,270
Household Durables — 0.5%
Tempur-Pedic International, Inc. (a)	49,000	2,577,890
Household Products — 0.3%
The The Procter & Gamble Co.	20,000	1,263,600
IT Services — 1.1%
International Business Machines Corp.	12,000	2,100,360
The Western Union Co.	193,000	2,950,970
		5,051,330
Independent Power Producers & Energy Traders — 1.5%
The AES Corp. (a)	254,000	2,479,040
Constellation Energy Group, Inc.	75,000	2,854,500
NRG Energy, Inc. (a)	92,000	1,951,320
		7,284,860
Industrial Conglomerates — 0.2%
General Electric Co.	67,000	1,021,080
Insurance — 1.2%
ACE Ltd.	32,000	1,939,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro
	LIBOR	London Interbank Offered Rate
	USD	US Dollar

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Assurant, Inc.	31,000	$ 1,109,800
Unum Group	133,000	2,787,680
		5,836,680
Internet & Catalog Retail — 0.6%
Expedia, Inc.	105,000	2,703,750
Internet Software & Services — 0.7%
Google, Inc., Class A (a)	1,000	514,380
Rackspace Hosting, Inc. (a)	79,000	2,697,060
		3,211,440
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	73,000	2,281,250
Media — 2.5%
CBS Corp., Class B	141,000	2,873,580
DISH Network Corp. (a)	105,000	2,631,300
Gannett Co., Inc.	137,000	1,305,610
Interpublic Group of Cos., Inc.	269,000	1,936,800
Time Warner Cable, Inc.	53,000	3,321,510
		12,068,800
Metals & Mining — 0.5%
Alcoa, Inc.	255,000	2,440,350
Multi-Utilities—0.6%
Ameren Corp.	99,000	2,947,230
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	20,000	1,850,400
ConocoPhillips	26,000	1,646,320
Exxon Mobil Corp.	76,000	5,519,880
HollyFrontier Corp.	83,001	2,176,297
Marathon Oil Corp.	139,000	2,999,620
Murphy Oil Corp.	51,000	2,252,160
Tesoro Corp. (a)	146,000	2,842,620
Valero Energy Corp.	159,000	2,827,020
		22,114,317
Paper & Forest Products — 0.9%
International Paper Co.	118,000	2,743,500
MeadWestvaco Corp.	55,000	1,350,800
		4,094,300
Personal Products — 0.6%
Herbalife Ltd.	54,000	2,894,400
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	127,000	3,985,260
Eli Lilly & Co.	105,000	3,881,850
Forest Laboratories, Inc. (a)	95,000	2,925,050
Johnson & Johnson	20,000	1,274,200
Pfizer, Inc.	331,000	5,852,080
		17,918,440
Road & Rail — 0.3%
CSX Corp.	67,000	1,250,890
Semiconductors & Semiconductor Equipment — 5.6%
Altera Corp.	83,000	2,616,990
Applied Materials, Inc.	289,000	2,991,150
Cypress Semiconductor Corp. (a)	154,000	2,305,380
KLA-Tencor Corp.	78,000	2,985,840
Marvell Technology Group Ltd. (a)	188,000	2,731,640
Maxim Integrated Products, Inc.	122,000	2,846,260
NVIDIA Corp. (a)	213,000	2,662,500
Novellus Systems, Inc. (a)	95,000	2,589,700
Teradyne, Inc. (a)	233,000	2,565,330
Xilinx, Inc.	98,000	2,689,120
		26,983,910
Software — 3.5%
Activision Blizzard, Inc.	240,000	2,856,000
Autodesk, Inc. (a)	93,000	2,583,540
CA, Inc.	123,000	2,387,430
Fortinet, Inc. (a)	27,000	453,600
Microsoft Corp.	209,000	5,202,010
Symantec Corp. (a)	195,000	3,178,500
		16,661,080
Specialty Retail — 1.7%
GameStop Corp., Class A (a)	121,000	2,795,100
Limited Brands, Inc.	73,000	2,811,230
Williams-Sonoma, Inc.	79,000	2,432,410
		8,038,740
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	24,000	1,243,920
Tobacco — 1.8%
Lorillard, Inc.	29,000	3,210,300
Philip Morris International, Inc.	83,000	5,177,540
		8,387,840
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	282,000	2,456,220
Sprint Nextel Corp. (a)	799,000	2,428,960
		4,885,180
Total Common Stocks – 55.3%		264,563,687

Fixed Income Securities
Asset-Backed Securities		Par (000)
321 Henderson Receivables I LLC (b):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	693	795,483
Series 2010-3A, Class A, 3.82%, 12/15/48		472	475,007
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class C, 3.19%, 10/12/16		505	505,989
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.29%, 1/15/16 (c)		180	179,560

BlackRock Series Fund, inc.	September 30, 20112	2

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.28%, 1/25/37 (c)	USD	172	$ 169,336
Citibank Omni Master Trust (b):
Series 2009-A8, Class A8, 2.33%, 5/16/16 (c)		1,365	1,376,618
Series 2009-A12, Class A12, 3.35%, 8/15/16		320	325,801
Series 2009-A13, Class A13, 5.35%, 8/15/18		445	487,688
Series 2009-A14A, Class A14, 2.98%, 8/15/18 (c)		380	397,588
Series 2009-A17, Class A17, 4.90%, 11/15/18		1,540	1,676,730
DT Auto Owner Trust, Series 2011-2A, Class B, 2.12%, 2/16/16 (b)		250	250,109
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	183	247,484
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35 (c)	USD	465	135,354
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.53%, 12/25/34 (c)		78	65,317
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.41%, 8/23/27 (c)		590	546,634
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.49%, 6/25/35 (c)		231	217,354
RAAC, Series 2005-SP2, Class 2A, 0.53%, 6/25/44 (c)		565	376,776
SLM Student Loan Trust (c):
Series 2004-B, Class A2, 0.55%, 6/15/21		425	409,893
Series 2008-5, Class A3, 1.55%, 1/25/18		195	198,924
Series 2008-5, Class A4, 1.95%, 7/25/23		1,055	1,083,674
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class B, 1.66%, 8/15/16		325	322,329
Series 2011-S1A, Class C, 2.01%, 8/15/16		276	272,034
Series 2011-WO, Class C, 3.19%, 10/15/15		316	320,171
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		430	429,432
Series 2010-2, Class C, 3.89%, 7/17/17		505	514,201
Series 2010-B, Class B, 2.10%, 9/15/14 (b)		360	359,825
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		380	379,401
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		243	241,589
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)		266	265,056
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (b)(c)		316	305,825
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 0.53%, 11/25/35 (c)		1,046	955,122
Structured Asset Investment Loan Trust (c):
Series 2003-BC6, Class M1, 1.36%, 7/25/33		1,055	819,077
Series 2003-BC7, Class M1, 1.36%, 7/25/33		819	628,600
Series 2004-8, Class M4, 1.73%, 9/25/34		107	48,406
Structured Asset Securities Corp. (c):
Series 2004-23XS, Class 2A1, 0.53%, 1/25/35		217	143,104
Series 2005-GEL2, Class A, 0.51%, 4/25/35		67	59,411
15,984,902
Total Asset-Backed Securities – 3.3%			15,984,902

Corporate Bonds
Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		140	150,578
Capital Markets — 1.1%
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,095	1,144,548
Credit Suisse AG:
2.60%, 5/27/16 (b)		350	360,336
5.40%, 1/14/20		140	134,499
Credit Suisse Group Finance US, Inc., 1.00%, 9/14/20	EUR	50	56,144
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15	USD	410	401,424
3.63%, 2/07/16		1,421	1,383,450
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(d)		490	245
Morgan Stanley:
2.79%, 5/14/13 (c)		529	511,528
4.20%, 11/20/14		400	391,189
4.00%, 7/24/15		210	197,947
5.63%, 9/23/19		345	323,635
5.50%, 7/28/21		576	533,524
5,438,469
Chemicals — 0.1%
CF Industries, Inc., 7.13%, 5/01/20		435	495,356
Commercial Banks — 1.8%
ABN Amro Bank NV, 6.38%, 4/27/21	EUR	100	128,044

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Commercial Banks (concluded)
CIT Group, Inc.:
7.00%, 5/01/17	USD	286	$ 277,131
7.00%, 5/02/17 (b)		50	48,500
Commerzbank AG, 6.38%, 3/22/19	EUR	100	100,697
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	435	444,713
DnB NOR Boligkreditt (b):
2.10%, 10/14/15		2,070	2,094,918
2.90%, 3/29/16		1,455	1,507,841
Eksportfinans ASA, 5.50%, 5/25/16		575	674,777
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		760	742,900
HSBC Bank Plc, 3.10%, 5/24/16 (b)		430	427,495
Royal Bank of Canada, 3.13%, 4/14/15 (b)		434	460,458
Sparebanken 1 Boligkreditt (b):
1.25%, 10/25/14		805	808,526
2.63%, 5/27/16		1,030	1,051,592
			8,767,592
Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (b)		120	121,305
Lafarge SA, 7.13%, 7/15/36		90	77,687
			198,992
Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		580	569,850
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		190	197,849
SLM Corp.:
5.40%, 10/25/11		475	474,967
6.25%, 1/25/16		367	360,223
			1,602,889
Diversified Financial Services — 2.0%
Capital One Financial Corp.:
3.15%, 7/15/16		1,525	1,509,732
4.75%, 7/15/21		435	435,716
Citigroup, Inc.:
5.00%, 9/15/14		165	161,825
4.75%, 5/19/15		190	194,701
4.59%, 12/15/15		2,860	2,936,539
6.00%, 8/15/17		50	53,062
5.38%, 8/09/20		136	140,898
General Electric Capital Corp.:
0.37%, 4/10/12 (c)		590	590,284
5.50%, 1/08/20		250	272,683
JPMorgan Chase & Co.:
3.15%, 7/05/16		610	606,039
4.63%, 5/10/21		710	725,830
JPMorgan Chase Bank NA:
6.00%, 7/05/17		570	614,404
6.00%, 10/01/17		605	636,039
Novus USA Trust, 1.54%, 11/18/11 (b)(c)		450	446,943
Reynolds Group Issuer, Inc., 7.88%, 8/15/19 (b)		410	395,650
			9,720,345
Diversified Telecommunication Services — 0.6%
GTE Corp., 6.84%, 4/15/18		293	352,927
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		233	205,914
Level 3 Financing, Inc., 8.75%, 2/15/17		25	23,031
Qwest Communications International, Inc.:
8.00%, 10/01/15		314	326,560
7.13%, 4/01/18		146	143,080
Qwest Corp.:
7.63%, 6/15/15		107	114,490
8.38%, 5/01/16		337	369,857
6.50%, 6/01/17		58	59,885
Telefonica Emisiones SAU, 4.95%, 1/15/15		625	616,621
Verizon Communications, Inc.:
6.10%, 4/15/18		127	151,443
6.40%, 2/15/38		313	383,651
	2,747,459
Electric Utilities — 1.0%
Alabama Power Co., 3.95%, 6/01/21		280	303,907
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		85	114,954
5.95%, 12/15/36		136	142,373
Florida Power & Light Co., 5.95%, 2/01/38		325	415,050
Georgia Power Co., 3.00%, 4/15/16		445	466,179
Hydro-Quebec:
9.40%, 2/01/21		245	375,754
8.40%, 1/15/22		412	603,265
8.05%, 7/07/24		1,180	1,755,210
Jersey Central Power & Light Co., 7.35%, 2/01/19		135	172,034
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		140	147,025
	4,495,751
Energy Equipment & Services — 0.3%
Ensco Plc:
3.25%, 3/15/16		90	91,386
4.70%, 3/15/21		200	203,847
MEG Energy Corp., 6.50%, 3/15/21 (b)		555	531,412
Pride International, Inc., 6.88%, 8/15/20		125	144,236
Transocean, Inc., 6.00%, 3/15/18		320	340,731

BlackRock Series Fund, inc.	September 30, 2011	4

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Weatherford International, Ltd., 6.75%, 9/15/40	USD	90	$95,983
			1,407,595
Food Products — 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		165	195,786
5.38%, 2/10/20		250	282,930
	478,716
Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		180	215,297
Health Care Providers & Services — 0.3%
HCA, Inc.:
6.50%, 2/15/20		475	464,313
7.25%, 9/15/20		215	217,150
Tenet Healthcare Corp.:
9.00%, 5/01/15		160	168,800
8.88%, 7/01/19		340	359,550
	1,209,813
Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International, 10.38%, 5/15/14		230	250,988
Yum! Brands, Inc.:
6.25%, 4/15/16		146	170,950
5.30%, 9/15/19		97	109,533
			531,471
IT Services — 0.2%
First Data Corp. (b):
7.38%, 6/15/19		340	301,750
12.63%, 1/15/21		555	410,700
			712,450
Independent Power Producers & Energy Traders — 0.1%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		655	638,625
Insurance — 1.3%
AXA SA, 1.00%, 4/16/40	EUR	100	96,268
Allianz Finance II BV, 1.00%, 7/08/41		100	105,693
American International Group, Inc., 5.45%, 5/18/17	USD	210	201,091
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (b)		330	314,148
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		200	200,937
Hartford Life Global Funding Trusts, 0.53%, 6/16/14 (c)		1,050	1,024,344
ING Verzekeringen NV, 1.00%, 6/21/21	EUR	40	39,590
Lincoln National Corp., 7.00%, 6/15/40	USD	180	185,649
Manulife Financial Corp., 3.40%, 9/17/15		400	406,990
Metlife Capital Trust IV, 7.88%, 12/15/37 (b)		100	98,500
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		675	685,699
2.50%, 1/11/13		1,440	1,455,307
5.13%, 6/10/14		375	405,024
Prudential Financial, Inc.:
4.75%, 9/17/15		480	501,082
5.38%, 6/21/20		340	356,770
6,077,092
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		54	55,910
Machinery — 0.0%
Navistar International Corp., 3.00%, 10/15/14 (e)		110	109,175
Media — 1.2%
CBS Corp.:
4.63%, 5/15/18		90	96,322
8.88%, 5/15/19		155	197,960
5.75%, 4/15/20		140	154,069
CCH II LLC, 13.50%, 11/30/16		550	627,000
CSC Holdings, Inc., 8.50%, 4/15/14		169	182,309
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		111	112,665
Series B, 9.25%, 12/15/17		453	463,192
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		100	144,285
Comcast Corp.:
5.88%, 2/15/18		328	380,004
6.45%, 3/15/37		113	129,993
Cox Communications, Inc., 8.38%, 3/01/39 (b)		623	858,156
DIRECTV Holdings LLC, 3.13%, 2/15/16		275	279,795
NBC Universal Media LLC:
5.15%, 4/30/20		510	559,256
4.38%, 4/01/21		490	503,297
News America, Inc., 6.40%, 12/15/35		15	16,243
Time Warner Cable, Inc.:
5.88%, 11/15/40		235	240,793
5.50%, 9/01/41		290	286,638
Time Warner, Inc.:
4.70%, 1/15/21		110	114,975
6.10%, 7/15/40		70	76,891
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		295	313,437
5,737,280
Metals & Mining — 0.5%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		180	176,350
Barrick Gold Corp., 2.90%, 5/30/16		1,570	1,590,624

BlackRock Series Fund, inc.	September 30, 2011	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Barrick North America Finance LLC, 4.40%, 5/30/21	USD	10	$10,254
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		230	222,316
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (b)		132	131,223
Novelis, Inc., 8.75%, 12/15/20		345	338,100
			2,468,867
Multi-Utilities—0.1%
Dominion Resources, Inc., 1.95%, 8/15/16		365	363,349
Xcel Energy, Inc., 6.50%, 7/01/36		215	274,957
			638,306
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		440	486,200
Macy's Retail Holdings, Inc., 5.90%, 12/01/16		590	647,539
			1,133,739
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		719	786,441
6.38%, 9/15/17		797	894,094
6.95%, 6/15/19		118	136,883
Arch Coal, Inc., 7.25%, 10/01/20		460	441,600
BP Capital Markets Plc:
3.13%, 3/10/12		765	772,078
3.13%, 10/01/15		180	185,990
Chesapeake Energy Corp., 6.63%, 8/15/20		260	267,800
Consol Energy, Inc.:
8.00%, 4/01/17		154	160,930
8.25%, 4/01/20		116	122,090
El Paso Corp., 6.50%, 9/15/20		210	224,259
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		340	374,260
Enterprise Products Operating LLC:
6.30%, 9/15/17		150	174,124
5.20%, 9/01/20		300	329,852
6.13%, 10/15/39		250	272,195
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		235	285,337
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		400	455,239
6.55%, 9/15/40		60	67,002
6.38%, 3/01/41		80	84,921
Marathon Petroleum Corp., 6.50%, 3/01/41 (b)		396	427,208
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		500	588,327
Nexen, Inc., 7.50%, 7/30/39		540	632,442
Petrobras International Finance Co.:
3.88%, 1/27/16		740	734,080
5.88%, 3/01/18		260	270,756
5.75%, 1/20/20		755	783,690
Plains Exploration & Production Co., 10.00%, 3/01/16		65	70,525
Range Resources Corp., 5.75%, 6/01/21		65	67,437
Rockies Express Pipeline LLC (b):
3.90%, 4/15/15		478	489,910
6.85%, 7/15/18		112	117,682
Valero Energy Corp.:
6.13%, 2/01/20		140	155,349
6.63%, 6/15/37		25	26,859
Western Gas Partners LP, 5.38%, 6/01/21		410	411,349
Williams Partners LP, 4.13%, 11/15/20		620	615,189
Woodside Finance, Ltd., 4.60%, 5/10/21 (b)		110	113,635
			11,539,533
Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15		23	24,404
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		290	303,993
Real Estate Investment Trusts (REITs) — 0.1%
Hospitality Properties Trust, 5.63%, 3/15/17		171	173,609
Mack-Cali Realty LP, 7.75%, 8/15/19		125	148,197
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		165	158,462
			480,268
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (b)		410	309,550
WEA Finance LLC, 4.63%, 5/10/21 (b)		170	162,333
			471,883
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		571	671,751
Software — 0.0%
Oracle Corp., 5.38%, 7/15/40 (b)		60	69,600
Thrifts & Mortgage Finance — 0.3%
Northern Rock Plc, 5.63%, 6/22/17 (b)		200	211,242
PMI Group, Inc., 6.00%, 9/15/16		720	252,000
Radian Group, Inc.:
5.63%, 2/15/13		720	543,600
5.38%, 6/15/15		720	432,000
			1,438,842

BlackRock Series Fund, inc.	September 30, 2011	6

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 2.38%, 9/08/16	USD	480	$464,160
Cricket Communications, Inc., 7.75%, 5/15/16		251	251,941
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		805	904,819
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (b)		208	192,920
MetroPCS Wireless, Inc., 7.88%, 9/01/18		65	63,050
Sprint Capital Corp., 6.88%, 11/15/28		100	74,750
1,951,640
Total Corporate Bonds – 15.1%	71,983,681

Foreign Agency Obligations
Brazilian Government International Bond, 7.13%, 1/20/37		100	127,750
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	90	37,620
Indonesia Government International Bond, 4.88%, 5/05/21	USD	200	202,000
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		335	339,798
2.00%, 6/01/16		330	342,551
Mexico Government International Bond:
6.38%, 1/16/13		157	166,028
5.63%, 1/15/17		190	211,660
5.13%, 1/15/20		555	600,787
Peruvian Government International Bond, 6.55%, 3/14/37		70	81,200
Poland Government International Bond:
6.38%, 7/15/19		70	77,000
5.13%, 4/21/21		535	533,662
Russia Government International Bond, 5.00%, 3/31/30 (g)		519	583,190
South Africa Government International Bond, 5.50%, 3/09/20		300	328,125
Turkey Government International Bond:
7.00%, 3/11/19		140	156,800
5.63%, 3/30/21		410	419,225
Total Foreign Agency Obligations – 0.9%			4,207,396

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.42%, 3/20/47 (c)		2,234	1,113,629
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (c)		241	129,781
Series 2006-0A5, Class 3A1, 0.43%, 4/25/46 (c)		394	230,748
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,133	930,944
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (b)(c)		770	746,994
Series 2011-5R, Class 2A1, 4.74%, 8/26/46		560	479,349
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (c)		173	146,136
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.03%, 11/25/34 (c)		97	86,266
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		67	63,184
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		62	58,112
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.45%, 2/25/46 (c)		301	105,743
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.01%, 5/25/47 (c)		883	530,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.39%, 11/25/36 (c)		1,158	879,531
5,500,487
Commercial Mortgage-Backed Securities — 3.8%
Banc of America Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (c)		1,879	1,913,630
Series 2006-4, Class A4, 5.68%, 7/10/46		150	139,945
Series 2006-5, Class AM, 5.45%, 9/10/47		60	51,361
Series 2007-1, Class A4, 5.45%, 1/15/49		320	341,272
Series 2007-3, Class A4, 5.80%, 6/10/49 (c)		280	294,455
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (c)		70	66,750
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.25%, 12/10/49 (c)		930	1,013,141

BlackRock Series Fund, inc.	September 30, 2011	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	250	$219,100
Series 2007-CD4, Class A4, 5.32%, 12/11/49		500	515,400
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		222	222,824
Extended Stay America Trust, Series 2010-ESHA (b):
Class A, 2.95%, 11/05/27		283	277,925
Class C, 4.86%, 11/05/27		385	366,314
Class D, 5.50%, 11/05/27		680	639,513
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3, Class AAB, 4.70%, 12/10/41		1,710	1,760,654
Series 2006-C1, Class AM, 5.29%, 11/10/45 (c)		110	105,032
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.88%, 7/10/38 (c)		160	125,053
Series 2006-GG7, Class AM, 5.88%, 7/10/38 (c)		170	158,962
Series 2007-GG9, Class A4, 5.44%, 3/10/39		210	217,750
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (b)		515	529,735
Series 2004-LN2, Class A2, 5.12%, 7/15/41		480	508,364
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (c)		180	168,077
Series 2007-CB18, Class A3, 5.45%, 6/12/47		465	481,437
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A, 4.48%, 10/15/29		771	787,128
Series 2006-C4, Class AM, 6.09%, 6/15/38 (c)		80	78,107
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	70,267
Series 2007-C6, Class A4, 5.86%, 7/15/40 (c)		235	251,485
Series 2007-C7, Class A3, 5.87%, 9/15/45 (c)		430	461,224
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		680	701,380
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (b)(c)		270	281,178
Series 2003-IQ4, Class A2, 4.07%, 5/15/40		1,428	1,466,536
Series 2007-HQ12, Class A2FL, 0.48%, 4/12/49 (c)		110	103,646
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (c)		238	242,737
Morgan Stanley Reremic Trust (b):
Series 2009-IO, Class B, 9.65%, 7/17/56 (h)		380	304,000
Series 2011-IO, Class A, 2.50%, 2/23/51		209	208,352
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 2/16/51 (b)(c)		910	1,009,295
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C20, Class A6A, 5.11%, 7/15/42 (i)		1,464	1,486,142
Series 2006-C28, Class A4, 5.57%, 10/15/48		680	721,580
			18,289,751
Total Non-Agency Mortgage-Backed Securities – 5.0%			23,790,238

Taxable Municipal Bonds
New York City Municipal Water Finance Authority:
5.38%, 6/15/43		215	240,559
5.50%, 6/15/43		255	289,463
Total Taxable Municipal Bonds – 0.1%			530,022

US Government Sponsored Agency Securities
Agency Obligations — 0.8%
Fannie Mae:
5.25%, 8/01/12		1,050	1,093,346
4.85%, 10/09/19 (h)		650	494,226
6.27%, 1/25/41 (c)		1,944	332,625
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16		450	501,840
Tennessee Valley Authority, 5.25%, 9/15/39		975	1,248,848
			3,670,885

BlackRock Series Fund, inc.	September 30, 2011	8

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities:
Series 3068, Class VA, 5.50%, 10/15/16	USD	327	$329,035
Series K013, Class A2, 3.97%, 1/25/21 (c)		570	622,817
			951,852
Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		410	418,917
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2011-55, Class SH, 6.33%, 6/25/41 (c)		3,852	575,757
Freddie Mac, Series 3869, Class SA, 6.32%, 5/15/41 (c)		2,201	286,289
Freddie Mac Mortgage-Backed Securities, Series 3443, Class SE, 5.50%, 3/15/37 (c)		1,925	224,226
Ginnie Mae Mortgage-Backed Securities, Series 2010-165, Class IP, 4.00%, 4/20/38		7	1,077
			1,087,349
Mortgage-Backed Securities — 28.7%
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26 - 9/01/41(j)		19,213	20,318,835
6.00%, 12/01/27(j)		4,464	4,910,285
5.50%, 6/01/33 – 9/01/36(j)		18,466	20,074,512
5.00%, 7/01/34 - 7/01/35(j)		20,735	22,320,759
6.50%, 7/01/37 - 10/01/39		2,654	2,944,411
4.81%, 8/01/38 (c)		701	753,528
4.50%, 10/01/41 - 8/01/41(j)		39,231	41,707,299
3.32%, 12/01/40 (c)		449	469,402
3.05%, 3/01/41 (c)		263	274,191
3.15%, 3/01/41 (c)		341	354,310
3.50%, 10/01/26 – 10/1/41(j)		5,100	5,244,469
Freddie Mac Mortgage-Backed Securities:
6.00%, 1/01/34		441	488,499
3.06%, 2/01/41 (c)		375	391,286
4.50%, 2/01/41(j)		300	317,297
4.00%, 10/01/26 (j)		400	420,625
5.00%, 10/01/41 (j)		1,700	1,822,719
5.50%, 10/01/26 - 10/01/41(j)		200	216,204
Ginnie Mae Mortgage-Backed Securities:
7.50%, 3/15/32		9	10,807
4.00%, 10/01/41 (j)		2,000	2,138,750
4.50%, 10/01/41 (j)		3,600	3,911,062
5.00%, 10/01/41 (j)		3,900	4,282,688
5.50%, 10/01/41 (j)		1,800	1,988,438
6.00%, 10/01/41 (j)		1,700	1,895,766
			137,256,142
Total US Government Sponsored Agency Securities – 30.0%			143,385,145

US Treasury Obligations
US Treasury Bonds:
2.63%, 8/15/20		570	610,479
8.13%, 5/15/21		1,810	2,816,813
8.13%, 8/15/21		490	767,080
6.25%, 8/15/23 (k)		1,800	2,565,562
1.75%, 1/15/28		712	824,488
3.50%, 2/15/39 (l)		3,635	4,041,666
4.38%, 5/15/40		334	429,921
4.38%, 5/15/41		530	684,696
US Treasury Notes:
0.50%, 8/15/14		595	596,535
0.25%, 9/15/14		3,180	3,164,354
2.50%, 4/30/15		610	651,509
1.00%, 9/30/16		11,930	11,947,656
2.25%, 7/31/18		1,275	1,345,523
1.38%, 9/30/18		700	696,609
0.63%, 7/15/21		531	554,609
2.13%, 8/15/21 (l)		12,295	12,512,130
4.75%, 2/15/41		1,679	2,294,196
3.75%, 8/15/41 (l)		9,050	10,536,191
Total US Treasury Obligations – 11.9%			57,040,017
Total Fixed Income Securities – 66.3%			316,921,401

Preferred Securities
Capital Trusts
Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (c)(m)		424	332,840
Lehman Brothers Holdings Capital Trust VII, 5.86% (a)(d)(m)		130	13
State Street Capital Trust IV, 1.35%, 6/01/77 (c)		40	27,408
			360,261
Commercial Banks — 0.2%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (b)(c)(m)		360	266,400
Barclays Bank Plc, 5.93% (b)(c)(m)		100	74,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (c)		295	280,280

BlackRock Series Fund, inc.	September 30, 2011	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Commercial Banks (concluded)
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	USD	125	$125,454
SunTrust Capital VIII, 6.10%, 12/01/66 (c)		30,000	29,700
Wachovia Capital Trust III, 5.57% (c)(m)		30	24,600
			800,434
Consumer Finance — 0.0%
Capital One Financial Corp., Capital V, 10.25%, 8/15/39		125	126,875
Insurance — 0.1%
American International Group, Inc., 8.18%, 5/15/68 (c)		65	57,362
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(c)		45	53,550
Swiss Re Capital I LP, 6.85% (b)(c)(m)		300	272,844
XL Group Plc, Series E, 6.50% (c)(l)		215	168,775
			552,531
Total Capital Trusts – 0.4%			1,840,101

Preferred Stocks		Shares
Diversified Financial Services — 0.0%
Citigroup Capital XIII, 7.88%, 10/30/40		171,200	180,856
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S (a)(c)(m)		10,000	19,000
Freddie Mac, Series Z (a)(c)(m)		10,000	20,000
			39,000
Total Preferred Stocks – 0.0%			219,856
Total Preferred Securities – 0.4%			2,059,957
Total Long-Term Investments (Cost – $601,669,456) – 122.0%			583,545,045

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (n)(o)		8,640	8,639,624
Total Short-Term Securities (Cost – $8,639,624) – 1.8%			8,639,624

Options Purchased		Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 134.00, Expires 11/25/11		37	7,516
Strike Price USD 131.00, Expires 11/25/11		37	34,687
			42,203
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12		261	61,987
		Notional Amount (000)
Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 4.38% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA	USD	1,600	331,052
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA		1,100	16,609
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,300	416,006
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		900	121,184
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,100	112,628
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		900	77,596
			1,075,075

BlackRock Series Fund, inc.	September 30, 2011	10

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA	USD	5,800	$1
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 10/24/2011, Broker Credit Suisse International		3,400	—
Pay a fixed rate of 4.38% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA		1,600	—
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,300	470
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		900	93
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,100	481
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,500	45
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA		3,700	32,361
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.		4,400	28,668
			62,119
Total Options Purchased (Cost – 875,755)– 0.3%			1,241,384
Total Investments Before TBA Sale Commitments and Options Written (Cost – $611,184,835*) – 124.1%			593,426,053

TBA Sale Commitments (i)		Par (000)
TBA Sale Commitments — (12.2)%
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/41		1,900	(1,951,953)
4.00%, 10/01/26 - 10/01/41		15,700	(16,486,500)
4.50%, 10/01/41		11,412	(12,105,133)
5.00%, 10/01/41		17,400	(18,715,875)
5.50%, 10/01/41		8,200	(8,898,281)
Total TBA Sale Commitments (Proceeds $58,201,228) – (12.2)%			(58,157,742)

Options Written		Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 11/25/11		37	(21,969)
Strike Price USD 133.00, Expires 11/25/11		37	(12,719)
			(34,688)

		Notional Amount (000)
Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	USD	1,500	(85,357)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		2,900	(201,597)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,400	(108,027)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,600	(130,491)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		900	(46,202)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		900	(61,146)
Pay a fixed rate of 2.02% and receive a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker Citibank NA		900	(18,542)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		3,700	(287,467)

BlackRock Series Fund, inc.	September 30, 2011	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — (concluded)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	1,300	$(104,423)

			(1,043,252)

Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA		1,500	(6)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA		2,000	(8)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		3,500	(251)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		1,500	(79)
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		2,900	(65)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,400	(170)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,600	(330)
Receive a fixed rate of 2.02% and pay a floating rate based on 3-month LIBOR, Expires 09/23/13, Broker Citibank NA		900	(25,089)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		3,700	(45,245)
Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		1,300	(15,259)
			(86,502)

Total Options Written (Premiums Received – $629,130) – (0.2)%			(1,164,442)
Total Investments, Net of TBA Sale Commitments and Options Written – 111.7%			534,103,869
Liabilities in Excess of Other Assets – (11.7)%			(55,981,168)

Net Assets – 100.0%			$478,122,701

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$614,644,839
	Gross unrealized appreciation	$21,871,874
	Gross unrealized depreciation	(43,090,660)
	Net unrealized depreciation	$(21,218,786)
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(j)	Represents or includes a to-be-announced (“TBA”). Unsettled TBA transactions as of report date were as follows:
	Counterparty	Value	Unrealized Appreciation (Depreciation)
	BNP Paribas	$(1,486,625)	$(2,188)
	Bank of America Securities	$4,969,671	$(39,231)
	Barclays Capital	$--	$8,766
	Citigroup Global Markets	$10,616,672	$5,305
	Credit Suisse Securities (USA) LLC	$(1,723,531)	$13,930
	Daiwa Securities America	$(752,938)	$--
	Deutsche Bank Securities	$3,305,922	$(7,567)
	Goldman Sachs & Co.	$4,576,297	$(31,172)
	Greenwich Capital Securities	$(2,668,625)	$(40,219)
	JPMorgan Securities, Inc.	$674,219	$(4,305)
	Morgan Stanley & Co., Inc.	$6,265,453	$(10,410)
	UBS Securities	$2,955,656	$(19,828)
(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(l)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(m)	Security is perpetual in nature and has no stated maturity date.

BlackRock Series Fund, inc.	September 30, 2011	12

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

(n)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Affiliate	Shares Held at December 30, 2010	Net Activity	Shares Held at September 30, 2011	Income
	BlackRock Liquidity Funds, TempFund, Institutional Class	1,381,817	7,257,807	8,639,624	$1,146

(o)	Represents the current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

BNP Paribas	(0.06)%	9/30/11	10/3/11	$9,818,347	$9,818,413
Credit Suisse Securities (USA) LLC	0.00%	9/30/11	10/3/11	6,601,500	6,601,500
Merrill Lynch, Pierce, Fenner & Smith	0.04%	5/06/11	Open	2,905,706	2,905,219
Merrill Lynch, Pierce, Fenner & Smith	(0.10)%	8/31/11	11/15/11	6,216,013	6,216,600
Total				$25,541,566	$25,541,732

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

44	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$5,725,497	$(1,372)
54	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$11,901,302	(10,333)
76	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$10,650,922	188,579
4	90-Day Euro-Dollar Future	Chicago Mercantile	December 2012	$993,161	989
4	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	$985,750	7,550
6	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	$1,459,304	28,996
3	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	$728,433	14,479
Total					$228,888
•	Financial futures contracts sold as of September 30, 2011 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1	German Euro BOBL Futures	Chicago Mercantile	December 2011	$121,539	$(792)
1	German Euro Bund Futures	Chicago Mercantile	December 2011	$135,179	(1,756)
61	90-Day Euro-Dollar Future	Chicago Mercantile	December 2011	$15,178,832	9,657
69	Ultra Long Term US Treasury Bond	Chicago Board of Trade	December 2011	$9,860,655	(1,084,469)
130	5-Year US Treasury Note	Chicago Mercantile	December 2011	$15,926,694	3,725
11	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	$2,735,782	2,007
3	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	$745,804	229
4	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	$989,064	114
5	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	$1,233,999	61
3	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	$738,817	(121)
Total					$(1,071,345)

BlackRock Series Fund, inc.	September 30, 2011	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	371,000	USD	502,669	Citibank NA	10/03/11	$ (5,621)
USD	921,144	EUR	663,000	Citibank NA	10/26/11	33,036
Total						$27,415

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$720	$169,153
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc	9/20/13	$690	(2,037)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$720	236,914
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$720	398,458
News America, Inc.	1.00%	JPMorgan Chase Bank NA	9/20/16	$250	1,394
JPMorgan Chase & Co.	1.00%	Deutsche Bank AG	12/20/16	$550	(755)
Total					$803,127

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$710	$(1,422)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	A+	$90	(800)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	A+	$2	6
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	A+	$10	24
Lincoln National Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	BBB	$120	(2,601)
Lincoln National Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	BBB	$395	(6,527)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$235	(3,808)
MetLife Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$220	(5,280)
Lincoln National Corp.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$50	(1,122)
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$165	(5,686)
Prudential Financial, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A	$365	(6,025)
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$270	(6,916)
Prudential Financial, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A	$80	(1,598)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	A+	$80	(1,996)
Total						$(43,751)

[1]	Using Standard & Poor’s (S&P’s) rating.
[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Series Fund, inc.	September 30, 2011	14

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$510	$25,552
Dow Jones CDX North America Investment Grade Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$460	2,284
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	JPMorgan Chase Bank NA	6/20/16	$5,990	16,592
Dow Jones CDX North America Investment Grade Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$460	3,304
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$872	(770)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$1,455	668
Dow Jones CDX North America High Yield Index Series 17	5.00%	Morgan Stanley & Co., Inc.	12/20/16	$615	10,239
MCDX North America Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/21	$1,120	46,386

Total	$104,255

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

MCDX North America Series 14	0.00%	Goldman Sachs & Co.	6/20/20	AA	$560	$(22,286)

[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	0.92% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$4,600	$(23,847)
	0.45% (a)	3-month LIBOR	BNP Paribas	8/18/13	$3,900	8,468
	1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$1,400	(22,165)
	1.41% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$2,300	(41,043)
	1.26% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$2,200	(31,848)
	0.80% (b)	3-month LIBOR	Citibank NA	8/09/14	$1,200	3,314
	1.32% (b)	3-month LIBOR	Morgan Stanley & Co., Inc.	10/22/15	$300	5,178
	2.39% (b)	3-month LIBOR	Royal Bank of Scotland	4/06/16	$1,300	72,201
	2.39% (b)	3-month LIBOR	Deutsche Bank AG	4/14/16	$800	44,759
	2.15% (b)	3-month LIBOR	Deutsche Bank AG	4/28/16	$1,900	94,906
	2.10% (b)	3-month LIBOR	Deutsche Bank AG	5/10/16	$1,400	59,500
	2.27% (b)	3-month LIBOR	Morgan Stanley & Co., Inc.	8/13/16	$1,300	7,012
	2.20% (b)	3-month LIBOR	Bank of America NA	8/15/16	$1,500	6,076
	1.25% (a)	3-month LIBOR	JPMorgan Chase Bank	10/03/16	$1,200	1,941
	1.81% (b)	3-month LIBOR	Citibank NA	8/31/18	$1,800	15,410

BlackRock Series Fund, inc.	September 30, 2011	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Interest rate swaps outstanding as of September 30, 2011 were as follows (continued):

	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
	2.57% (b)	3-month LIBOR	Deutsche Bank AG	10/27/20	$300	$14,229
	3.27% (a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$550	(58,642)
	2.57% (b)	3-month LIBOR	Deutsche Bank AG	8/08/21	$400	17,420
	2.69% (a)	3-month LIBOR	Citibank NA	8/09/21	$300	(16,269)
	2.56% (a)	3-month LIBOR	UBS AG	8/10/21	$600	(25,438)
	2.35% (b)	3-month LIBOR	Deutsche Bank AG	8/12/21	$1,000	23,512
	2.38% (a)	3-month LIBOR	UBS AG	9/02/21	$1,600	(40,896)
	2.18% (a)	3-month LIBOR	Deutsche Bank AG	9/08/21	$2,700	(19,220)
	2.21% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/09/21	$500	4,920
	2.21% (a)	3-month LIBOR	Deutsche Bank AG	9/09/21	$2,800	(27,553)
	2.21% (a)	3-month LIBOR	Royal Bank of Scotland	9/09/21	$900	(8,856)
	2.21% (b)	3-month LIBOR	UBS AG	9/12/21	$800	7,799
	2.17% (a)	3-month LIBOR	Morgan Stanley & Co. Inc.	9/15/21	$200	(1,203)
	2.25% (b)	3-month LIBOR	Royal Bank of Scotland	9/28/21	$1,245	3,666

	Total					$73,331

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of September 30, 2011 were as follows:
	Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
	Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Bank of America NA	1/12/39	$831	$(16,112)
	Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Deutsche Bank AG	1/12/39	$544	(8,242)
	Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JPMorgan Chase Bank NA	1/12/39	$350	336
	Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JPMorgan Chase Bank NA	1/12/39	$131	891
	Gross return on the Market IOS 5.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JPMorgan Chase Bank NA	1/12/39	$790	16,975
	Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	Royal Bank of Scotland Plc	1/12/39	$1,488	39,808
	Gross return on the Market IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Citibank NA	1/12/40	$776	(22,643)
	Total						$11,013

BlackRock Series Fund, inc.	September 30, 2011	16

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$264,563,687	--	--	$264,563,687
Asset-Backed Securities	--	$13,870,941	$2,113,961	15,984,902
Corporate Bonds	--	71,983,681	--	71,983,681
Foreign Agency Obligations	--	4,207,396	--	4,207,396
Non-Agency Mortgage-Backed Securities	--	22,859,800	930,438	23,790,238
Taxable Municipal Bonds	--	530,022	--	530,022
US Government Sponsored Agency Securities	--	143,385,145	--	143,385,145
US Treasury Obligations	--	57,040,017	--	57,040,017
Preferred Securities	219,856	1,840,101	--	2,059,957
Short-Term Securities	8,639,624	--	--	8,639,624
Liabilities:
Investments:
Long Term Investments:
TBA Sale Commitments	--	(58,157,742)	--	(58,157,742)
Total	$273,423,167	$257,559,361	$3,044,399	$534,026,927

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	--	$910,974	--	$910,974
Foreign currency exchange contracts	--	33,036	--	33,036
Interest rate contracts	$360,576	1,585,515	--	1,946,091
Liabilities:
Credit contracts	--	(45,921)	$(23,708)	(69,629)
Foreign currency exchange contracts	--	(5,621)	--	(69,629)
Interest rate contracts	(1,133,531)	(1,493,731)	--	(2,627,262)
Total	$(772,955)	$984,252	$(23,708)	$187,589

[1] Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BlackRock Series Fund, inc.	September 30, 2011	17

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.5%
Boeing Co.	89,500	$5,415,645
Precision Castparts Corp.	12,700	1,974,342
United Technologies Corp.	27,100	1,906,756
		9,296,743

Auto Components — 1.6%
BorgWarner, Inc. (a)	19,800	1,198,494
Johnson Controls, Inc.	43,200	1,139,184
		2,337,678

Automobiles — 0.6%
Tesla Motors Inc. (a)(b)	37,600	917,064

Beverages — 3.0%
The Coca-Cola Co.	63,500	4,290,060

Biotechnology — 2.5%
Biogen Idec, Inc. (a)	20,100	1,872,315
Vertex Pharmaceuticals, Inc. (a)	36,800	1,639,072
		3,511,387

Capital Markets — 0.8%
Jefferies Group, Inc.	90,300	1,120,623

Chemicals — 1.7%
Celanese Corp., Series A	17,200	559,516
Monsanto Co.	21,900	1,314,876
Potash Corp. of Saskatchewan, Inc.	13,700	592,114
		2,466,506

Commercial Banks — 0.5%
Wells Fargo & Co.	30,700	740,484

Communications Equipment — 4.0%
QUALCOMM, Inc.	118,100	5,743,203

Computers & Peripherals — 9.2%
Apple, Inc. (a)	30,100	11,473,518
NetApp, Inc. (a)	29,800	1,011,412
SanDisk Corp. (a)	18,000	726,300
		13,211,230

Diversified Consumer Services — 1.5%
Apollo Group, Inc., Class A (a)	52,600	2,083,486

Diversified Financial Services — 1.0%
Moody’s Corp.	47,400	1,443,330

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	71,100	2,616,480

Energy Equipment & Services — 3.0%
Halliburton Co.	41,600	1,269,632
Schlumberger Ltd.	51,200	3,058,176
		4,327,808

Food & Staples Retailing — 2.7%
Wal-Mart Stores, Inc.	45,900	2,382,210
Whole Foods Market, Inc.	22,400	1,462,944
		3,845,154

Food Products — 2.0%
Green Mountain Coffee Roasters, Inc. (a)	9,200	855,048
PepsiCo, Inc.	31,500	1,949,850
		2,804,898

Health Care Equipment & Supplies — 0.5%
Stryker Corp.	16,000	754,080

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	60,100	2,239,927
Cardinal Health, Inc.	24,500	1,026,060
		3,265,987

Health Care Technology — 1.8%
Cerner Corp. (a)	38,500	2,638,020

Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc. (a)	2,800	848,260
Las Vegas Sands Corp. (a)	62,100	2,380,914
Starbucks Corp.	45,900	1,711,611
Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,032,612
		5,973,397

Household Durables — 0.9%
Stanley Black & Decker, Inc.	26,700	1,310,970

Household Products — 3.6%
The Procter & Gamble Co.	80,300	5,073,354

IT Services — 3.3%
Accenture Plc	34,800	1,833,264
International Business Machines Corp.	10,200	1,785,306
VeriFone Systems, Inc. (a)	30,300	1,061,106
		4,679,676

Internet & Catalog Retail — 3.3%
Amazon.com, Inc. (a)	21,900	4,735,437

Internet Software & Services — 4.6%
Google, Inc., Class A (a)	9,400	4,835,172
Rackspace Hosting, Inc. (a)	20,800	710,112
eBay, Inc. (a)	36,100	1,064,589
		6,609,873

Life Sciences Tools & Services — 1.0%
Covance, Inc. (a)	5,800	263,610
Thermo Fisher Scientific, Inc. (a)	24,400	1,235,616
		1,499,226

Machinery — 2.9%
Danaher Corp.	86,200	3,615,228
Terex Corp. (a)	47,300	485,298
		4,100,526

Media — 1.6%
Viacom, Inc., Class B	57,900	2,243,046

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	26,500	$806,925

Oil, Gas & Consumable Fuels — 5.5%
Alpha Natural Resources, Inc. (a)	37,660	666,205
Anadarko Petroleum Corp.	38,300	2,414,815
Exxon Mobil Corp.	36,500	2,650,995
Range Resources Corp.	36,000	2,104,560
		7,836,575

Pharmaceuticals — 3.8%
Allergan, Inc.	27,700	2,281,926
Johnson & Johnson	43,600	2,777,756
Valeant Pharmaceuticals International, Inc.	11,600	430,592
		5,490,274

Professional Services — 1.1%
Manpower, Inc.	45,000	1,512,900

Road & Rail — 0.9%
CSX Corp.	70,800	1,321,836

Semiconductors & Semiconductor Equipment — 3.5%
Altera Corp.	36,200	1,141,386
Avago Technologies Ltd.	21,700	711,109
Broadcom Corp., Class A (a)	61,800	2,057,322
Marvell Technology Group Ltd. (a)	49,600	720,688
NXP Semiconductors NV (a)	22,900	323,348
		4,953,853

Software — 8.3%
Check Point Software Technologies Ltd. (a)	53,700	2,833,212
Cisco Systems, Inc.	69,500	1,076,555
Oracle Corp.	76,900	2,210,106
Red Hat, Inc. (a)(b)	53,600	2,265,136
Salesforce.com, Inc. (a)(b)	17,900	2,045,612
Vmware, Inc. (a)	17,900	1,438,802
		11,869,423

Specialty Retail — 2.7%
Home Depot, Inc.	71,700	2,356,779
Tiffany & Co.	23,500	1,429,270
		3,786,049

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	18,800	974,404

Total Long-Term Investments (Cost – $135,212,488) – 99.5%		142,191,965

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09%, (c)(d)	839,321	$839,321

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16%, (c)(d)(e)	$5,480	5,479,667

Total Short-Term Securities (Cost – $6,318,988) – 4.4%		6,318,988

Total Investments (Cost — $141,531,476*) – 103.9%		148,510,953
Liabilities in Excess of Other Assets – (3.9)%		(5,599,144)
Net Assets – 100.0%		$142,911,809

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$143,037,058
	Gross unrealized appreciation	$19,733,148
	Gross unrealized depreciation	(14,259,253)
	Net unrealized appreciation	$5,473,895
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,127,148	(287,827)	839,321	$1,033
BlackRock Liquidity Series, LLC Money Market Series	$1,292,500	$4,187,167	$5,479,667	$4,389

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$142,191,965	—	—	$142,191,965
Short-Term Securities	839,321	$5,479,667	—	6,318,988
Total	$143,031,286	$5,479,667	—	$148,510,953
[1]See above Schedule of Investments for values in each industry

BlackRock Series Fund, inc.	September 30, 2011	3

Consolidated Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro - ADR	1,191	$23,832
Cresud SA Sponsored - ADR	3,140	33,975
IRSA Inversiones y Representaciones SA - ADR	3,636	31,633
Pampa Energia SA - ADR	3,800	43,890
Telecom Argentina SA - ADR	1,191	22,188
Tenaris SA - ADR	4,644	118,190
		273,708
Australia — 1.2%
Asciano Ltd.	86,022	118,520
BHP Billiton Ltd.	32,357	1,071,354
CSL Ltd.	9,403	266,945
Newcrest Mining Ltd.	25,717	847,662
Orica Ltd.	4,819	108,148
Rio Tinto Ltd.	10,278	602,018
Telstra Corp. Ltd.	47,639	141,880
Woodside Petroleum Ltd.	3,365	104,260
		3,260,787
Austria — 0.0%
Telekom Austria AG	5,358	54,075
Belgium — 0.1%
RHJ International (a)	24,918	129,196
RHJ International - ADR	5,827	30,256
		159,452
Brazil — 1.7%
All America Latina Logistica SA	13,530	60,805
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	13,158	398,886
Cia Energetica de Minas Gerais - ADR	7,982	118,453
Cosan Ltd.	32,924	311,790
Cyrela Brazil Realty SA	26,010	161,158
Hypermarcas SA	65,840	314,449
Itau Unibanco Holding SA, Preference Shares	11,730	181,229
MRV Engenharia e Participacoes SA	30,740	156,622
OGX Petroleo e Gas Participacoes SA (a)	12,800	78,900
Petroleo Brasileiro SA - ADR	69,468	1,439,377
Qualicorp SA (a)	20,370	151,996
SLC Agricola SA	21,130	176,772
TELEF Brasil - ADR	26,688	705,898
Usinas Siderurgicas de Minas Gerais SA, Preference 'A' Shares	6,070	34,059
Vale SA, Preference 'A' Shares	19,680	410,295
		4,700,689
Canada — 2.9%
Alamos Gold, Inc.	16,357	245,847
BCE, Inc.	758	28,395
Barrick Gold Corp.	24,476	1,141,805
Brookfield Asset Management, Inc.	7,984	219,959
Canadian Natural Resources Ltd.	9,500	278,065
Canadian Pacific Railway Ltd.	3,939	189,427
Canadian Pacific Railway Ltd.	4,190	202,003
Cenovus Energy, Inc.	276	8,476
Cenovus Energy, Inc.	2,057	63,345
Daylight Energy Ltd.	29,157	147,468
Detour Gold Corp. (a)	5,715	148,888
Eldorado Gold Corp.	37,459	645,228
Goldcorp, Inc.	30,158	1,376,411
IAMGOLD Corp.	19,294	381,635
IAMGOLD Corp., International African Mining Gold Corp.	12,208	242,669
Katanga Mining Ltd. (a)	37,041	39,236
Kinross Gold Corp.	11,651	172,202
Kinross Gold Corp.	42,935	637,941
Magna International, Inc., Class A	650	21,430
Osisko Mining Corp. (a)	13,319	168,664
Potash Corp. of Saskatchewan, Inc.	3,127	135,149
Rogers Communications, Inc., Class B	5,593	191,337
Rogers Communications, Inc., Class B	920	31,492
Silver Wheaton Corp.	13,198	388,681
Sino-Forest Corp. (a)	13,958	133

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor's Depositary Receipts
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
CPN	Consumer Price
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won

BlackRock Series Fund, inc.	September 30, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

_____________________________________________________________________________________________________________________________________________________________________________
Common Stocks	Shares	Value
Canada (concluded)
Suncor Energy, Inc.	11,091	$283,229
TELUS Corp.	2,236	109,570
Talisman Energy, Inc.	9,700	119,225
Teck Resources Ltd., Class B	650	18,974
Valeant Pharmaceuticals International, Inc. (b)	3,200	118,784
Viterra, Inc.	6,768	66,588
		7,822,256
Chile — 0.1%
E.CL SA	38,970	92,616
Sociedad Quimica y Minera de Chile SA - ADR	2,553	122,059
		214,675
China — 1.4%
Beijing Enterprises Holdings Ltd.	116,320	583,993
CSR Corp. Ltd.	58,500	20,725
Chaoda Modern Agriculture Holdings Ltd.	715,816	101,112
China BlueChemical Ltd.	180,800	138,147
China Life Insurance Co. Ltd. - ADR	2,913	103,441
China Mobile Ltd.	67,300	657,877
China Shenhua Energy Co. Ltd., Class H	38,279	150,094
China Telecom Corp. Ltd.	193,600	121,237
China Unicom Ltd.	75,500	153,500
Dongfang Electric Corp. Ltd.	60,800	156,231
Dongfeng Motor Group Co. Ltd.	53,500	72,529
Guangshen Railway Co. Ltd.	235,500	70,810
Guangzhou Automobile Group Co. Ltd.	127,733	124,138
Haitian International Holdings Ltd.	49,200	38,248
Huaneng Power International, Inc.	219,800	93,297
Jiangsu Express	102,400	77,339
Mindray Medical International Ltd. - ADR (c)	1,462	34,518
Ping An Insurance Group Co. of China Ltd.	10,994	61,471
Shanghai Electric Group Co. Ltd.	421,300	161,848
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	73,100	159,203
Sinopharm Group Co.	97,500	256,794
Tianjin Development Holdings Ltd. (a)	496,479	218,214
Tianjin Port Development Holdings Ltd.	756,400	83,352
Xiamen International Port Co. Ltd.	77,500	10,157
Zhongsheng Group Holdings Ltd. (c)	88,396	138,812
		3,787,087
Czech Republic — 0.0%
CEZ AS	3,281	125,717
Egypt — 0.1%
Telecom Egypt	68,321	167,631
Finland — 0.1%
Fortum Oyj	12,648	297,719
France — 1.3%
Atos Origin SA	1,570	67,762
BNP Paribas SA	5,984	235,905
Essilor International SA	6,455	464,198
France Telecom SA	16,511	270,233
GDF Suez	15,520	461,125
LVMH Moet Hennessy Louis Vuitton SA	2,431	320,893
Sanofi – Aventis	5,280	347,301
Sanofi – Aventis – ADR	863	28,306
Technip SA	1,204	96,461
Total SA	12,410	547,522
Total SA – ADR	12,583	552,016
Vivendi SA	11,532	234,790
		3,626,512
Germany — 2.1%
Allianz AG, Registered Shares	3,182	298,246
BASF SE	16,617	1,013,062
Bayer AG	8,170	450,852
Bayer AG – ADR	162	8,879
Bayerische Motoren Werke AG	2,951	194,947
Beiersdorf AG	779	41,684
Daimler AG	8,115	360,910
Deutsche Bank AG, Registered Shares	3,914	135,625
Deutsche Telekom AG - ADR	1,578	18,510
Deutsche Telekom AG, Registered Shares	28,546	335,069
Fresenius Medical Care AG	7,681	521,072
Infineon Technologies AG	24,425	180,222
Kabel Deutschland Holding AG (a)	4,149	222,448
Lanxess AG	5,286	253,569
Muenchener Rueckversicherungs AG, Registered Shares	1,080	134,132
SMA Solar Technology AG	796	41,227
Siemens AG	10,302	926,875
Volkswagen AG, Preference Shares	4,073	537,507
		5,674,836
Hong Kong — 0.6%
AIA Group Ltd.	36,500	103,366
Cheung Kong Holdings Ltd.	15,000	162,609
Cheung Kong Infrastructure Holdings Ltd.	28,100	163,707
China Resources Gas Group Ltd.	88,000	118,394
China Resources Power Holdings Co. Ltd.	110,000	166,029
Hutchison Whampoa Ltd.	26,270	194,410
The Link Real Estate Investment Trust	150,964	476,956
Mongolian Mining Corp. (a)	80,707	71,354

BlackRock Series Fund, inc.	September 30, 2011	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Wharf Holdings Ltd.	38,225	$188,590
Yuanda China Holdings Ltd. (a)	767,826	90,711
		1,736,126
India — 0.7%
Adani Enterprises Ltd.	21,125	226,422
Adani Power Ltd. (a)	95,690	166,153
Bharat Heavy Electricals Ltd.	10,900	363,465
Housing Development Finance Corp.	33,470	435,728
Larsen & Toubro Ltd.	4,270	117,682
Reliance Industries Ltd.	16,590	272,188
State Bank of India Ltd.	5,890	228,449
		1,810,087
Indonesia — 0.1%
Bumi Resources Tbk PT	836,534	182,336
Telekomunikasi Indonesia Tbk PT	96,200	82,047
		264,383
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	758	39,992
Teva Pharmaceutical Industries – ADR (b)	16,332	607,877
		647,869
Italy — 0.3%
Assicurazioni Generali SpA	5,197	82,301
Eni SpA	28,216	496,396
Intesa Sanpaolo SpA	103,863	162,882
Telecom Italia SpA	72,751	79,045
		820,624
Japan — 7.3%
Aisin Seiki Co. Ltd.	5,820	193,779
Asahi Kasei Corp.	31,100	186,387
Astellas Pharma Inc.	3,990	150,610
The Bank of Kyoto Ltd.	1,590	14,156
Bridgestone Corp.	9,700	220,090
Canon, Inc.	12,031	546,280
Daihatsu Motor Co. Ltd.	12,200	221,370
Daiwa House Industry Co. Ltd.	11,870	151,987
Denso Corp.	8,030	258,141
East Japan Railway Co.	11,627	704,906
Fanuc Ltd.	1,600	220,393
Fuji Heavy Industries Ltd.	74,260	436,018
Futaba Industrial Co. Ltd.	11,370	87,790
Hitachi Chemical Co. Ltd.	9,800	161,793
Hitachi Ltd.	30,000	148,922
Honda Motor Co. Ltd.	15,440	452,313
Hoya Corp.	16,801	389,524
Inpex Corp.	106	650,956
JGC Corp.	17,580	429,906
JSR Corp.	6,800	116,999
KDDI Corp.	70	481,905
Kinden Corp.	11,740	101,506
Kirin Holdings Co. Ltd.	23,490	307,251
Komatsu Ltd.	8,000	172,480
Kubota Corp.	57,780	471,199
Kuraray Co. Ltd.	16,520	225,301
Kyowa Hakko Kirin Co. Ltd.	21,570	240,497
MS&AD Insurance Group Holdings, Inc.	19,515	424,601
Marubeni Corp.	41,200	230,059
Mitsubishi Corp.	40,590	826,397
Mitsubishi Tanabe Pharma Corp.	8,200	152,450
Mitsubishi UFJ Financial Group, Inc.	61,320	281,438
Mitsui & Co. Ltd.	47,720	691,237
Mitsui Fudosan Co. Ltd.	7,000	110,580
Mitsui OSK Lines Ltd.	22,930	88,347
Murata Manufacturing Co. Ltd.	4,940	268,213
NGK Insulators Ltd.	11,500	173,046
NKSJ Holdings, Inc.	13,388	297,194
NTT DoCoMo, Inc.	617	1,124,204
NTT Urban Development Corp.	53	38,514
Nippon Building Fund, Inc.	4	41,409
Nippon Electric Glass Co.	16,440	149,390
Nippon Telegraph & Telephone Corp.	9,910	474,770
Okumura Corp.	40,270	156,657
Rinnai Corp.	2,750	229,584
Rohm Co. Ltd.	3,360	175,274
Sekisui House Ltd.	23,930	224,232
Shin-Etsu Chemical Co. Ltd.	13,420	658,299
Shionogi & Co. Ltd.	9,220	136,414
Sony Financial Holdings, Inc.	8,000	122,142
Sumitomo Chemical Co. Ltd.	124,330	479,732
Sumitomo Electric Industries Ltd.	13,500	158,549
Sumitomo Mitsui Financial Group, Inc.	7,000	197,229
Suzuki Motor Corp.	33,661	741,987
TDK Corp.	3,860	134,650
Terumo Corp.	3,300	171,746
Toda Corp.	39,600	154,420
Toho Co. Ltd.	6,700	117,028
Tokio Marine Holdings, Inc.	29,902	757,806
Tokyo Gas Co. Ltd.	86,581	402,153
Toyota Industries Corp.	17,314	504,952
Toyota Motor Corp.	8,400	287,945
Ube Industries Ltd.	86,400	287,129
West Japan Railway Co.	5,600	240,050
Yahoo! Japan Corp.	479	148,770
Yamada Denki Co. Ltd.	2,600	180,828
		19,781,884
Kazakhstan — 0.1%
KazMunaiGas Exploration Production – GDR	21,033	308,344
Luxembourg — 0.0%
Millicom International Cellular SA	412	41,056

BlackRock Series Fund, inc.	September 30, 2011	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia — 0.5%
Axiata Group Bhd	351,451	$502,664
British American Tobacco Malaysia Bhd	7,100	99,069
IOI Corp. Bhd	32,461	46,904
PLUS Expressways Bhd	166,554	224,855
Telekom Malaysia Bhd	267,114	340,965
YTL Power International Bhd	427,203	226,129
		1,440,586
Mexico — 0.2%
America Movil, SA de CV – ADR (d)	14,421	318,416
Fomento Economico Mexicano, SA de CV – ADR	1,733	112,333
		430,749
Netherlands — 0.3%
ASML Holding NV	3,844	132,919
CNH Global NV (a)	875	22,960
ING Groep NV CVA (a)	15,687	110,654
Koninklijke Philips Electronics NV	18,123	325,162
LyondellBasell Industries NV, Class A	900	21,987
Unilever NV	6,291	199,131
Unilever NV – ADR	2,328	73,309
		886,122
Norway — 0.2%
DnB NOR ASA	19,637	195,706
Statoil ASA	13,612	292,085
Telenor ASA	3,564	54,968
		542,759
Philippines — 0.0%
Philippine Long Distance Telephone Co. – ADR	2,220	109,957
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	430	40,527
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	23,073	69,917
Russia — 0.9%
AFI Development Plc, Class B (a)	6,030	2,653
Federal Hydrogen Entitlement	2,072,281	—
Federal Hydrogenerating Co.	4,400	134
Federal Hydrogenerating Co. – ADR	116,707	401,472
Federal Hydrogenerating Co. JSC	39,000	1,260
JSC RushHydro – GDR	1,050,894	32,052
Kuzbassrazrezugol (a)	293,962	74,960
LSR Group – GDR (e)	27,343	88,045
LSR Group – GDR	14,240	52,546
MMC Norilsk Nickel – ADR	3,566	77,489
Magnitogorsk Iron & Steel Works – GDR	21,936	104,920
Novorossiysk Commercial Sea Port – GDR	21,248	151,286
OAO Rosneft Oil Co. – GDR	40,433	237,544
Polyus Gold Co. ZAO – ADR (a)	130,695	405,155
Sberbank of Russia	237,254	519,586
Uralkali – GDR	500	17,250
VimpelCom Ltd. – ADR	16,800	160,104
		2,326,456
Singapore — 0.8%
CapitaLand Ltd.	113,400	211,583
DBS Group Holdings Ltd.	12,510	112,178
Fraser and Neave Ltd.	57,600	252,841
Global Logistic Properties Ltd. (a)	74,300	93,174
Keppel Corp. Ltd.	49,150	288,228
M1 Ltd.	66,000	123,227
Noble Group Ltd.	48,287	48,174
Oversea-Chinese Banking Corp.	52,400	322,951
Raffles Medical Group Ltd.	50,900	86,577
Sembcorp Marine Ltd.	29,900	73,211
Singapore Press Holdings Ltd.	20,370	58,242
Singapore Telecommunications Ltd.	152,300	367,124
United Overseas Bank Ltd.	6,880	88,468
		2,125,978
South Africa — 0.3%
AngloGold Ashanti Ltd. – ADR	1,408	58,235
Harmony Gold Mining Co. Ltd. – ADR	6,830	80,116
Life Healthcare Group Holdings Ltd.	52,598	125,622
Randgold Resources Ltd. – ADR	4,927	476,539
		740,512
South Korea — 0.8%
Cheil Industries, Inc.	1,730	119,939
Hyundai Motor Co.	1,500	262,227
KT Corp.	970	29,221
KT Corp. – ADR	12,572	185,814
KT&G Corp.	4,194	261,010
LG Corp.	2,480	123,888
Mando Corp.	320	51,446
POSCO	430	132,511
POSCO – ADR	1,852	140,770
SK Telecom Co. Ltd.	960	121,238
Samsung Electronics Co. Ltd.	840	586,535
Samsung Fine Chemicals Co. Ltd.	2,210	76,077
		2,090,676
Spain — 0.3%
Banco Santander SA	14,860	121,494
Repsol YPF SA	7,840	206,966
Telefonica SA	21,051	403,438
Telefonica SA – ADR	3,961	75,734
		807,632

BlackRock Series Fund, inc.	September 30, 2011	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden — 0.1%
Nordea Bank AB	3,600	$29,135
SKF AB	4,100	77,253
Swedbank AB, Class A	5,100	56,310
		162,698
Switzerland — 1.0%
Compagnie Financiere Richemont SA	2,715	120,941
Garmin Ltd.	1,091	34,661
Nestle SA, Registered Shares	15,180	835,700
Noble Corp. (a)	752	22,071
Novartis AG, Registered Shares	8,202	458,177
Roche Holding AG	2,223	359,041
Swisscom AG	661	268,916
TE Connectivity Ltd.	2,158	60,726
Transocean Ltd.	5,801	276,940
UBS AG (a)	13,566	155,175
Zurich Financial Services AG (a)	907	188,932
		2,781,280
Taiwan — 0.7%
Cheng Shin Rubber Industry Co. Ltd.	53,500	110,848
Chunghwa Telecom Co. Ltd.	60,732	201,139
Chunghwa Telecom Co. Ltd. – ADR	11,744	387,552
Delta Electronics, Inc.	56,155	131,538
Far EasTone Telecommunications Co. Ltd.	100,000	147,854
HTC Corp. (b)	17,277	379,349
HON HAI Precision Industry Co. Ltd.	40,812	90,946
Taiwan Semiconductor Manufacturing Co. Ltd.	101,192	227,759
Yulon Motor Co. Ltd.	83,000	154,161
		1,831,146
Thailand — 0.2%
Hana Microelectronics PCL	57,177	31,085
PTT Chemical PCL	78,708	250,671
PTT Public Company THB10	20,279	169,617
Siam Commercial Bank PCL	69,746	237,834
		689,207
Turkey — 0.3%
BIM Birlesik Magazalar AS	5,410	148,926
Tupras Turkiye Petrol Rafinerileri AS	6,790	139,221
Turk Telekomunikasyon AS	36,285	155,809
Turkcell Iletisim Hizmet AS (a)	16,582	75,249
Turkiye Garanti Bankasi AS	48,972	189,512
		708,717
United Kingdom — 3.0%
Amlin Plc	9,267	40,728
Anglo American Plc	8,346	287,195
Antofagasta Plc	20,754	296,339
AstraZeneca Plc – ADR	596	26,439
BG Group Plc	49,816	953,409
BP Plc	54,087	324,288
BP Plc – ADR	11,162	402,613
BT Group Plc	131,485	352,423
British American Tobacco Plc	4,288	181,062
British Sky Broadcasting Group Plc	5,090	52,423
Diageo Plc – ADR	8,596	652,694
GlaxoSmithKline Plc – ADR	929	38,358
Glencore International Plc	20,924	131,462
Guinness Peat Group Plc	205,646	91,700
HSBC Holdings Plc	59,895	458,754
HSBC Holdings Plc	15,300	116,919
International Power Plc	79,978	379,661
Lloyds Banking Group Plc (a)	255,392	137,108
National Grid Plc	59,866	593,392
Petropavlovsk Plc	3,425	31,497
Rio Tinto Plc	7,345	325,737
Royal Dutch Shell Plc – ADR	6,837	420,612
Scottish & Southern Energy Plc	25,093	503,544
Standard Chartered Plc	7,135	142,350
Unilever Plc	4,061	127,207
Unilever Plc – ADR	2,599	81,063
Vallares Plc (a)	18,734	290,677
Vodafone Group Plc	183,456	472,817
Vodafone Group Plc – ADR	13,965	358,202
		8,270,673
United States — 33.0%
3M Co.	4,685	336,336
ACE Ltd.	11,982	726,109
The AES Corp. (a)	32,313	315,375
AT&T, Inc.	58,018	1,654,673
Abbott Laboratories	12,028	615,112
Accenture Plc	781	41,143
Activision Blizzard, Inc.	45,102	536,714
Adobe Systems, Inc. (a)	4,673	112,946
Aetna, Inc.	16,467	598,575
Agilent Technologies, Inc. (a)	9,271	289,719
Albemarle Corp.	650	26,260
Alcoa, Inc.	36,709	351,305
Alliance Resource Partners LP	2,202	144,363
The Allstate Corp.	3,040	72,018
Altera Corp.	1,029	32,444
Altria Group, Inc.	11,607	311,184
Amdocs Ltd. (a)	1,150	31,188
American Eagle Outfitters, Inc.	24,900	291,828
American Electric Power Co., Inc.	5,363	203,901
American Tower Corp., Class A (a)	6,887	370,521
American Water Works Co., Inc.	5,818	175,587
Ameriprise Financial, Inc.	650	25,584
AmerisourceBergen Corp.	6,842	255,001
Amgen, Inc. (a)	5,711	313,819
Anadarko Petroleum Corp.	6,351	400,431
Analog Devices, Inc.	975	30,469
Apache Corp. (d)	3,944	316,467
Apple, Inc. (a)	8,531	3,251,847
Arch Capital Group Ltd. (a)	5,672	185,333

BlackRock Series Fund, inc.	September 30, 2011	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Arrow Electronics, Inc. (a)	920	$25,558
Autodesk, Inc. (a)	920	25,558
Autoliv, Inc.	433	21,000
Axis Capital Holdings Ltd.	932	24,176
BMC Software, Inc. (a)	820	31,619
Baker Hughes, Inc.	2,878	132,848
Ball Corp.	983	30,493
Bank of America Corp.	94,621	579,081
The Bank of New York Mellon Corp.	28,973	538,608
Baxter International, Inc.	650	36,491
Becton Dickinson & Co.	487	35,707
Biogen Idec, Inc. (a)	541	50,394
Boeing Co.	9,258	560,202
BorgWarner, Inc. (a)	2,282	138,129
Bristol-Myers Squibb Co.	34,595	1,085,591
Broadcom Corp., Class A (a)	4,499	149,772
CA, Inc.	22,915	444,780
CMS Energy Corp.	9,148	181,039
CNA Financial Corp.	766	17,212
CVS Caremark Corp.	12,528	420,690
Calpine Corp. (a)	17,551	247,118
Capital One Financial Corp.	758	30,040
Cardinal Health, Inc.	919	38,488
Celgene Corp. (a)	2,661	164,769
CenturyLink, Inc.	10,760	356,371
Cephalon, Inc. (a)	2,815	227,170
Chevron Corp.	19,938	1,844,664
Chubb Corp.	4,944	296,591
Cigna Corp.	5,574	233,774
Cimarex Energy Co.	433	24,118
Cisco Systems, Inc.	66,544	1,030,767
Citigroup, Inc. (a)	38,171	977,941
Coach, Inc.	604	31,305
The Coca-Cola Co.	3,491	235,852
Coca-Cola Enterprises, Inc.	1,308	32,543
Cognizant Technology Solutions Corp. (a)	1,387	86,965
Colgate-Palmolive Co.	5,762	510,974
Comcast Corp., Class A	35,279	737,331
Complete Production Services, Inc. (a)	5,610	105,748
Computer Sciences Corp.	1,180	31,683
Comverse Technology, Inc. (a)	14,315	100,634
ConAgra Foods, Inc.	3,476	84,189
ConocoPhillips	12,498	791,373
Consol Energy, Inc.	33,047	1,121,285
Consolidated Edison, Inc.	3,428	195,465
Constellation Brands, Inc., Class A (a)	4,097	73,746
Constellation Energy Group, Inc.	812	30,905
Corning, Inc.	74,727	923,626
Coventry Health Care, Inc. (a)	983	28,320
Covidien Plc	4,295	189,409
Crown Holdings, Inc. (a)	3,852	117,910
DISH Network Corp., Class A (a)	3,860	96,732
DaVita, Inc. (a)	3,546	222,228
Dell, Inc. (a)	24,285	343,633
Devon Energy Corp.	7,318	405,710
Dominion Resources, Inc.	3,861	196,023
The Dow Chemical Co.	13,301	298,740
Dr. Pepper Snapple Group, Inc.	2,403	93,188
E.I. du Pont de Nemours & Co.	9,238	369,243
EMC Corp. (a)(b)	20,201	424,019
EOG Resources, Inc.	2,824	200,532
Eastman Chemical Co.	433	29,673
eBay, Inc. (a)	6,783	200,031
Edison International	920	35,190
El Paso Corp. (b)	69,674	1,217,902
Electronic Arts, Inc. (a)	12,520	256,034
Eli Lilly & Co.	4,561	168,620
Endurance Specialty Holdings Ltd.	4,867	166,208
Entergy Corp.	3,137	207,952
Exelon Corp.	8,369	356,603
Expedia, Inc.	950	24,462
Exxon Mobil Corp.	43,895	3,188,094
FMC Corp.	9,673	668,985
Fidelity National Financial, Inc., Class A	20,315	308,382
Fidelity National Information Services, Inc.	743	18,070
Fluor Corp.	550	25,602
Ford Motor Co. (a)	35,172	340,113
Freeport-McMoRan Copper & Gold, Inc., Class B	9,886	301,029
Freescale Semiconductor Holdings I Ltd. (a)	23,023	253,944
General Dynamics Corp.	4,023	228,868
General Electric Co.	97,660	1,488,338
General Mills, Inc.	10,960	421,631
General Motors Co. (a)	16,401	330,972
Gilead Sciences, Inc. (a)	8,271	320,915
The Goldman Sachs Group, Inc.	6,698	633,296
Google, Inc., Class A (a)	2,536	1,304,468
H.J. Heinz Co.	2,479	125,140
HCA Holdings, Inc. (a)	12,440	250,790
Halliburton Co.	13,412	409,334
Harris Corp.	650	22,210
HealthSouth Corp. (a)	9,054	135,176
Helmerich & Payne, Inc.	650	26,390
Hess Corp.	7,646	401,109
Hewlett-Packard Co.	22,662	508,762
Hologic, Inc. (a)	17,142	260,730
Humana, Inc.	4,761	346,268
ITC Holdings Corp.	2,112	163,532
Intel Corp.	32,666	696,766
International Business Machines Corp.	13,023	2,279,416
International Game Technology	10,927	158,769
International Paper Co.	4,515	104,974
Intuit, Inc. (a)	712	33,777
JPMorgan Chase & Co.	42,859	1,290,913

BlackRock Series Fund, inc.	September 30, 2011	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Johnson & Johnson	27,590	$1,757,759
Johnson Controls, Inc.	5,810	153,210
KBR, Inc.	9,907	234,102
KLA-Tencor Corp.	812	31,083
Kinetic Concepts, Inc. (a)	604	39,798
Kraft Foods, Inc. (a)	19,828	665,824
The Kroger Co.	1,578	34,653
L-3 Communications Holdings, Inc.	433	26,833
Lam Research Corp. (a)	704	26,738
Lear Corp.	1,000	42,900
Leucadia National Corp.	1,010	22,907
Lexmark International, Inc., Class A (a)	2,184	59,034
Liberty Global, Inc. (a)	975	35,275
Life Technologies Corp. (a)	6,413	246,452
Limited Brands, Inc.	1,211	46,636
Lincoln National Corp.	1,199	18,740
Lorillard, Inc.	1,659	183,651
Macy's, Inc.	983	25,873
Marathon Oil Corp.	12,529	270,376
Marathon Petroleum Corp.	14,136	382,520
Marco Holdings Bhd	55	—
Marvell Technology Group Ltd. (a)	10,666	154,977
MasterCard, Inc., Class A	1,358	430,703
Mattel, Inc.	9,108	235,806
McDermott International, Inc. (a)	15,348	165,144
McDonald's Corp.	3,906	343,025
The McGraw-Hill Cos., Inc.	929	38,089
McKesson Corp.	4,460	324,242
Mead Johnson Nutrition Co. (b)	8,384	577,071
MeadWestvaco Corp.	1,199	29,447
Medco Health Solutions, Inc. (a)	6,331	296,861
Medtronic, Inc.	15,006	498,799
Merck & Co., Inc.	31,180	1,019,898
MetLife, Inc.	5,850	163,858
MetroPCS Communications, Inc. (a)	9,114	79,383
Mettler-Toledo International, Inc. (a)	1,087	152,137
Microsoft Corp.	96,559	2,403,353
Molson Coors Brewing Co., Class B	758	30,024
Morgan Stanley	28,707	387,544
Motorola Mobility Holdings, Inc. (a)	6,050	228,569
Motorola Solutions, Inc.	3,903	163,536
Murphy Oil Corp.	487	21,506
Mylan, Inc. (a)	15,229	258,893
NCB Holdings Ltd.	452	—
NII Holdings, Inc. (a)	704	18,973
NRG Energy, Inc. (a)(b)	8,311	176,276
National Oilwell Varco, Inc.	12,349	632,516
Newmont Mining Corp.	20,139	1,266,743
NextEra Energy, Inc.	10,840	585,577
Northern Trust Corp.	4,003	140,025
Occidental Petroleum Corp.	12,599	900,828
Oceaneering International, Inc.	820	28,979
Oracle Corp.	61,980	1,781,305
PACCAR, Inc.	7,226	244,383
PG&E Corp.	6,328	267,738
PPG Industries, Inc.	433	30,596
PPL Corp.	4,169	226,752
PPL Corp.	11,635	332,063
Pall Corp.	1,790	75,896
Parker Hannifin Corp.	433	27,335
PerkinElmer, Inc.	6,858	131,742
Perrigo Co.	2,703	262,488
Pfizer, Inc.	73,307	1,296,068
Philip Morris International, Inc.	8,171	509,707
Platinum Underwriters Holdings Ltd.	2,268	69,741
Polo Ralph Lauren Corp.	300	38,910
Polycom, Inc. (a)	13,545	248,822
Praxair, Inc.	1,675	156,579
Precision Castparts Corp.	2,246	349,163
Principal Financial Group, Inc.	2,774	62,887
The Procter & Gamble Co.	11,186	706,731
The Progressive Corp.	6,517	115,742
Prudential Financial, Inc.	3,100	145,266
Pulte Group, Inc. (a)	30,520	120,554
QEP Resources, Inc.	12,732	344,655
QUALCOMM, Inc.	24,104	1,172,178
Quicksilver Resources, Inc. (a)	32,257	244,508
Reinsurance Group of America, Inc.	550	25,272
RenaissanceRe Holdings Ltd.	2,330	148,654
Ross Stores, Inc.	379	29,824
Ryder System, Inc.	604	22,656
SM Energy Co.	5,326	323,022
SanDisk Corp. (a)	5,954	240,244
Sara Lee Corp.	29,202	477,453
Schlumberger Ltd.	13,790	823,677
Seagate Technology Plc	12,900	132,612
Simon Property Group, Inc.	1,678	184,546
The Southern Co.	13,568	574,876
Spirit Aerosystems Holdings, Inc., Class A (a)	14,232	227,000
The St. Joe Co. (a)	48,819	731,797
State Street Corp.	12,960	416,794
SunTrust Banks, Inc.	3,203	57,494
Symantec Corp. (a)(b)(c)	17,993	293,286
TRW Automotive Holdings Corp. (a)	604	19,769
Teradata Corp. (a)	1,088	58,241
Texas Instruments, Inc.	10,701	285,182
Thermo Fisher Scientific, Inc. (a)	5,807	294,066
Time Warner Cable, Inc. (b)	1,764	110,550
Torchmark Corp.	793	27,644
The Travelers Cos., Inc.	10,806	526,576
U.S. Bancorp	23,985	564,607
Union Pacific Corp.	11,771	961,338
United Technologies Corp.	6,790	477,744
UnitedHealth Group, Inc.	7,079	326,483
Unum Group	832	17,439

BlackRock Series Fund, inc.	September 30, 2011	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Urban Outfitters, Inc. (a)(b)		928	$20,713
Valero Energy Corp.		13,179	234,323
Validus Holdings Ltd.		3,527	87,893
Vanguard Health Systems, Inc. (a)		7,443	75,621
VeriSign, Inc.		1,037	29,669
Verizon Communications, Inc.		26,303	967,950
Viacom, Inc., Class B		4,947	191,647
Visa, Inc., Class A		4,223	361,996
Wal-Mart Stores, Inc.		17,147	889,929
Walgreen Co.		866	28,483
Walt Disney Co.		9,013	271,832
Waters Corp. (a)		3,811	287,692
Weatherford International Ltd. (a)		10,914	133,260
WellPoint, Inc.		9,643	629,495
Wells Fargo & Co.		33,462	807,103
Western Digital Corp. (a)		6,121	157,432
The Western Union Co.		1,687	25,794
Whiting Petroleum Corp. (a)		10,096	354,168
Williams Cos., Inc.		983	23,926
Wyndham Worldwide Corp.		766	21,839
XL Group Plc		34,955	657,154
Xerox Corp.		32,422	225,981
			89,687,461
Total Common Stocks – 63.0%			171,318,570

Fixed Income Securities
Asset-Backed Securities		Par (000)
Latitude CLO Ltd., Series 2005-1I, Class SUB, 13.00% 12/15/17	USD	100	48,000
Total Asset-Backed Securities – 0.0%			48,000

Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)		25	21,000
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		336	336,221
Brazil — 0.3%
Hypermarcas SA, 6.50%, 4/20/21 (e)		235	213,850
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (e)		282	252,390
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		261	258,390
			724,630
Canada — 0.2%
Daylight Resources Trust, 6.25%, 12/31/14 (f)	CAD	79	70,692
PetroBakken Energy Ltd., 3.13%, 2/08/16 (f)	USD	400	320,000
Sino-Forest Corp., 5.00%, 8/01/13 (e)(f)		165	42,900
Viterra, Inc., 5.95%, 8/01/20 (e)		127	134,786
			568,378
Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		314	269,800
China — 0.2%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(f)(g)(h)	SGD	400	45,875
China Milk Products Group Ltd., 116.77%, 1/05/12 (f)(h)	USD	300	39,000
China Petroleum & Chemical Corp., Series SINO, 128.53%, 4/24/14 (f)(h)	HKD	3,890	539,487
			624,362
Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)(h)	CNY	1,900	25,838
Hutchinson Whampoa International Ltd., 4.63%, 9/11/15	USD	314	326,892
			352,730
India — 0.5%
REI Agro Ltd. (f):
5.50%, 11/13/14		152	145,920
5.50%, 11/13/14 (e)		220	211,200
Suzlon Energy Ltd. (f)(h):
27.48%, 6/12/12		115	141,450
82.93%, 10/11/12		217	256,060
10.43%, 7/25/14		429	368,404
Tata Steel Ltd., 1.00%, 9/05/12 (f)		100	119,000
			1,242,034
Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (e)		151	137,410
Ireland — 0.1%
Bank of Ireland Mortgage Bank:
4.63%, 9/16/15	EUR	69	74,879
3.25%, 6/22/16		100	100,015
Ono Finance II Plc, 10.88%, 7/15/19 (e)	USD	150	105,000
			279,894

BlackRock Series Fund, inc.	September 30, 2011	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Japan — 0.0%
The Mie Bank Ltd., Series 2, 1.00%, 10/31/11 (f)	JPY	4,000	$51,756
Luxembourg — 0.3%
Evraz Group SA:
8.25%, 11/10/15	USD	100	96,250
9.50%, 4/24/18 (e)		163	158,110
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (e)		226	210,180
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (f)		100	108,800
TNK-BP Finance SA (e):
7.50%, 7/18/16		100	103,762
6.63%, 3/20/17		202	200,485
			877,587
Malaysia — 0.4%
IOI Capital Bhd, Series IOI, 15.66%, 12/18/11 (f)(h)		285	334,590
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	1,741	702,126
Paka Capital Ltd., 4.16%, 3/12/13 (f)(h)	USD	100	97,345
			1,134,061
Mexico — 0.2%
BBVA Bancomer SA, 6.50%, 3/10/21 (e)		315	290,588
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		96	102,960
Petroleos Mexicanos, 6.00%, 3/05/20		160	175,040
			568,588
Netherlands — 0.3%
Bio City Development Co. B.V., 8.00%, 7/06/18 (e)(f)		800	800,000
Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	250	187,072
3.13%, 3/05/18		1,000	774,859
2.95%, 6/20/22		750	539,749
Keppel Land Ltd., 2.50%, 6/23/13 (f)		200	150,929
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	400	446,800
Wilmar International Ltd., 0.51%, 12/18/12 (f)(h)		200	239,500
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (f)	SGD	250	183,819
9.50%, 5/04/17 (e)	USD	130	84,500
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (f)	SGD	750	504,626
			3,111,854
South Korea — 0.6%
Hana Bank, 4.50%, 10/30/15 (e)	USD	100	100,559
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (e)		200	202,386
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (e)		100	102,296
Korea Electric Power Corp.:
5.13%, 4/23/34		185	194,049
7.95%, 4/01/96 (i)		152	110,504
Zeus Cayman, 0.00%, 8/19/13 (f)(h)	JPY	50,000	640,928
Zeus Cayman II, 146.35%, 8/18/16 (f)(h)		28,000	358,667
			1,709,389
Sweden — 0.1%
Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	304	182,185
Switzerland — 0.2%
Credit Suisse/Nassau, 10.25%, 7/17/22	IDR	1,418,390	196,864
UBS AG, 4.88%, 8/04/20	USD	329	316,792
			513,656
Trinidad — 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (e)		115	135,988
United Arab Emirates — 0.6%
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		150	148,800
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		1,320	1,199,880
Pyrus Ltd., 7.50%, 12/20/15 (e)(f)		200	189,500
			1,538,180
United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (f)		100	137,550
Essar Energy Plc, 4.25%, 2/01/16		400	255,640
Lloyds TSB Bank Plc, 13.00% (j)	GBP	355	559,123
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15	USD	100	87,200
			1,039,513
United States — 2.2%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (f)		425	415,437
8.13%, 12/15/17		50	50,000
Alberto-Culver Co., 5.15%, 6/01/20		31	36,232

BlackRock Series Fund, inc.	September 30, 2011	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
Ally Financial, Inc., 4.50%, 2/11/14	USD	468	$428,220
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (f)		232	206,480
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		38	36,860
CF Industries, Inc., 7.13%, 5/01/20		87	99,071
Calpine Corp. (e):
7.88%, 7/31/20		61	58,865
7.50%, 2/15/21		25	23,875
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)	EUR	100	124,597
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21 (e)	USD	359	276,430
Consol Energy, Inc., 8.00%, 4/01/17		351	366,795
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	64,370
DJO Finance LLC, 9.75%, 10/15/17 (e)		12	10,020
DaVita, Inc.:
6.38%, 11/01/18		218	209,280
6.63%, 11/01/20		50	48,000
EH Holding Corp. (e):
6.50%, 6/15/19		202	194,425
7.63%, 6/15/21		58	55,825
Electronic Arts, Inc., 0.75%, 7/15/16 (e)(f)		257	246,720
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		100	105,000
Gilead Sciences, Inc. (f):
1.63%, 5/01/16		41	46,638
Series B, 0.63%, 5/01/13		290	331,325
HSBC Finance Corp., 6.68%, 1/15/21 (e)		45	44,227
The Hertz Corp., 7.50%, 10/15/18		64	61,120
Hologic, Inc., 2.00%, 12/15/37 (f)(k)		498	514,807
Lam Research Corp., 1.25%, 5/15/18 (e)(f)		76	70,395
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		146	146,000
Morgan Stanley, 3.80%, 4/29/16		178	164,104
Mylan, Inc., 3.75%, 9/15/15 (f)		265	384,250
NRG Energy, Inc., 8.25%, 9/01/20		41	38,745
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		18	17,595
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (e)		250	229,396
SBA Communications Corp. (f):
1.88%, 5/01/13		63	65,362
4.00%, 10/01/14		55	71,156
SM Energy Co., 3.50%, 4/01/27 (f)		148	179,820
SonoSite, Inc., 3.75%, 7/15/14 (f)		28	29,470
SunGard Data Systems, Inc., 7.38%, 11/15/18		174	161,820
Texas Industries, Inc., 9.25%, 8/15/20		237	184,267
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (e)		58	53,433
			5,850,432
Total Corporate Bonds – 8.1%			22,069,648

Floating Rate Loan Interests (l)
Mexico — 0.1%
Financiera URBI S.A. Term Loan, 1.00%, 4/12/12		230,000	226,550
United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		374,409	374,409
Vodafone Americas Finance 2, Inc., Term Loan, 6.25%, 7/11/16		242,964	244,179
			618,588
Total Floating Rate Loan Interests – 0.3%			845,138

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	941	920,459
5.50%, 12/15/13		794	798,857
5.75%, 5/15/21		1,250	1,353,958
Series 123, 5.75%, 4/15/12		941	918,428
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	660	755,919
Series F, 10.00%, 1/01/17		3,757	1,870,915
Series F, 10.00%, 1/01/21		3,343	1,611,154
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	2,174	3,385,851
3.50%, 7/04/19		1,695	2,582,798
Canadian Government Bond:
4.00%, 6/01/16	CAD	344	367,593
3.50%, 6/01/20		411	437,172
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	388	391,170

BlackRock Series Fund, inc.	September 30, 2011	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	1,750	$ 237,292
2.03%, 3/18/13		5,650	745,078
1.67%, 3/24/14		1,250	166,148
3.51%, 12/08/14		2,900	409,232
1.69%, 12/22/14		1,450	193,626
Korea Development Bank, 4.38%, 8/10/15	USD	215	219,779
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	1,495	471,219
Series 0109, 2.51%, 8/27/12		4,089	1,276,557
New Zealand Government Bond, Series 216, 4.50%, 2/15/16	NZD	113	143,630
Poland Government Bond, 3.00%, 8/24/16	PLN	625	232,106
Turkey Government Bond:
10.00%, 1/09/13	TRY	97	53,558
10.50%, 1/15/20		1,065	612,616
4.00%, 4/01/20		293	167,167
Ukraine Government International Bond, 6.88%, 9/23/15 (e)	USD	70	64,400
United Kingdom Gilt:
4.00%, 9/07/16	GBP	905	1,587,051
4.75%, 3/07/20		1,908	3,571,143
Vietnam Government International Bond, 6.75%, 1/29/20	USD	173	169,540
Total Foreign Agency Obligations – 9.4%			25,714,416

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.98%, 11/15/15 (e)(l)		423	376,524
Total Non-Agency Mortgage-Backed Securities – 0.1%			376,524

US Treasury Obligations
US Treasury Inflation Indexed Bond, 2.38%, 1/15/27 (d)		342	428,210
US Treasury Notes:
0.63%, 7/31/12 (d)		1,030	1,034,346
2.63%, 12/31/14 (d)		428	456,804
2.25%, 1/31/15 (d)		3,057	3,230,815
2.38%, 2/28/15 (m)		2,276	2,416,338
2.50%, 3/31/15		2,574	2,747,333
2.25%, 3/31/16		3,003	3,191,808
1.38%, 9/30/18		371	368,904
3.50%, 5/15/20 (d)		4,924	5,638,540
2.63%, 8/15/20 (d)		3,826	4,097,386
Total US Treasury Obligations – 8.7%			23,610,484
Total Fixed Income Securities – 26.7%			72,664,210

Investment Companies		Shares
United States — 2.8%
ETFS Gold Trust (a)		8,717	1,404,222
ETFS Palladium Trust (a)		2,978	178,680
ETFS Platinum Trust (a)		2,491	374,447
Energy Select Sector SPDR Fund (c)		16,133	945,232
iShares Gold Trust (a)(n)		73,131	1,157,664
iShares Silver Trust (a)(n)		2,785	80,570
SPDR Gold Shares (a)		21,781	3,443,140
			7,583,955
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (a)		17,258	41,074
Vinaland Ltd. (a)		88,719	61,498
			102,572
Total Investment Companies – 2.8%			7,686,527

Preferred Securities

Capital Trusts		Par (000)
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (l)	USD	174	156,600
United States — 0.0%
BAC Capital Trust XI, 6.63%, 5/23/36		31	23,318
Wachovia Capital Trust IV, 6.38%, 3/01/67		1	18,787
			42,105
Total Capital Trusts – 0.1%			198,705

BlackRock Series Fund, inc.	September 30, 2011	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
Switzerland — 0.0%
UBS AG, 9.38% (f)		8,677	$104,048

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		6,606	167,991

United States — 0.6%
Bunge Ltd., 4.88% (f)		230	21,160
Chesapeake Energy Corp., 5.75% (e)(f)		602	659,942
General Motors Co., 4.75% (f)		9,583	336,172
Health Care Reit, Inc., 6.50% (f)		4,386	203,072
PPL Corp., 9.50% (f)		4,386	242,984
SandRidge Energy, Inc., 6.50% (e)(f)		1,624	172,144
Wells Fargo & Co., Series L, 7.50% (f)		100	103,306
			1,738,780

Total Preferred Stocks – 0.7%			2,010,819

Trust Preferreds

United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)(j)		7,976	208,029
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)(j)		17,326	311,703
Omnicare Capital, 4.00%, 6/15/33 (f)(j)		2,166	82,106

Total Trust Preferreds – 0.2%			601,838

Total Preferred Securities – 1.0%			2,811,362

Warrants (o)

Australia — 0.0%
TFS Corp. Ltd. (Expires 7/15/18)		124,320	1

Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)		3,427	3,663

United States — 0.0%
Ford Motor Co. (Expires 1/01/13)		15,447	34,138

Total Warrants – 0.0%			37,802

Total Long-Term Investments (Cost – $289,925,580) – 93.6%			254,518,471

Short-Term Securities		Par (000)

Foreign Agency Obligations – 1.1%
Bank Negara Malaysia Monetary Notes (p):
2.81%, 4/03/12	MYR	957	296,206
2.82%, 4/03/12		1,829	564,725
Hong Kong Treasury Bill, 0.07%, 10/12/11 (p)	HKD	8,000	1,027,280
Mexico Cetes, 4.40%, 2/09/12 (p)	MXN	7,122	505,620
Singapore Treasury Bill, 0.22%, 10/20/11 (p)	SGD	708	541,264

Total Foreign Agency Obligations – 1.1%			2,935,095

		Beneficial Interest (000)

Money Market Funds — 0.3%
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (m)(q)(r)	USD	681	681,325

		Par (000)

Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co., 3.64%, 10/03/11	AUD	21	20,798

Canada — 0.0%
Brown Brothers Harriman & Co., 0.28%, 10/03/11	CAD	3	2,486

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	HKD	124	15,940

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	JPY	596	7,727

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.65%, 10/03/11	ZAR	22	2,684

United States — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	USD	2	2,160

Total Time Deposits – 0.0%			51,795

US Treasury Obligations — 4.3%
US Treasury Bills (p):
0.02%, 10/06/11		284	284,299
0.01%, 10/27/11		1	800
0.01%, 11/10/11		1	600
0.02%, 1/12/12		758	757,978
0.01%, 2/09/12		4,550	4,549,877
0.01%, 2/23/12		800	799,958
0.01%, 3/01/12		2,900	2,899,897
0.04%, 3/08/12		1,700	1,699,681
0.02%, 3/22/12		700	699,950

Total US Treasury Obligations – 4.3%			11,693,040

Total Short-Term Securities (Cost – $15,499,218) – 5.7%			15,361,255

BlackRock Series Fund, inc.	September 30, 2011	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Call Options — 0.0%
SPDR Gold Trust:
Strike Price USD 160, Expires 10/22/11	46	$19,435
Strike Price USD 195, Expires 12/17/11	76	9,956
Strike Price USD 205, Expires 12/17/11	76	5,700
Wells Fargo & Co., Strike Price USD 28, Expires 10/22/11	123	1,722
		36,813
Exchange-Traded Put Options — 0.3%
S&P 500 Index:
Strike Price USD 1,140, Expires 10/22/11	11	51,425
Strike Price USD 1,150, Expires 10/22/11	12	61,860
Strike Price USD 1,100, Expires 10/22/11	18	56,430
Strike Price USD 1,150, Expires 11/19/11	6	42,990
Strike Price USD 1,120, Expires 10/22/11	8	30,760
Strike Price USD 1,050, Expires 11/19/11	25	91,125
Strike Price USD 1,075, Expires 11/19/11	6	26,010
Strike Price USD 1,130, Expires 10/22/11	12	50,940
Strike Price USD 1,100, Expires 11/19/11	45	231,075
Strike Price USD 1,125, Expires 11/19/11	6	36,450
Strike Price USD 1,110, Expires 10/22/11	33	114,675
SPDR Gold Trust:
Strike Price USD 165, Expires 12/17/11	46	62,790
Strike Price USD 125, Expires 1/21/12	37	7,048
		863,578
Over-the-Counter Call Options — 0.1%
DAX Price Return Index, Strike Price USD 3,319.87, Expires 9/21/12, Broker Goldman Sachs Bank USA	112	27,749
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	7,234	4,268
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	10,020	11,705
MSCI Europe Excluding United Kingdom Index (concluded):
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	3,381	2,286
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA	4,701	26,138
S&P 500 Index::
Strike Price USD 1,373.88, Expires 2/10/12, Broker JPMorgan Chase Bank NA	1,014	7,818
Strike Price USD 1,355.00, Expires 2/24/12, Broker Bank of America	297	4,322
Strike Price USD 1,282.00, Expires 2/24/12	156	5,166
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	985	3,891
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	1,482	7,026
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	1,003	9,447
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	494	5,108
Strike Price USD 8,807.55, Expires 6/19/13, Broker JPMorgan Chase Bank NA	988	12,271
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	828	6,384
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	1,653	12,596
Topix Index:
Strike Price USD 825.55, Expires 6/08/12, Broker Deutsche Bank AG	92,263	30,216
Strike Price USD 825.00, Expires 6/08/12, Broker Morgan Stanley International	89,908	30,367
		206,758

BlackRock Series Fund, inc.	September 30, 2011	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Put Options – 0.1%
Brazil BOVESPA Index, Strike Price USD 52,978.00, Expires 2/15/12, Broker Goldman Sachs Bank USA	12	$52,235
EUR Put Option, Strike Price USD 1.30, Expires 12/19/11, Broker Credit Suisse International	835,500	16,384
iShares Russell 2000 Index:
Strike Price USD 662.24, Expires 12/16/11, Broker Morgan Stanley International	722	47,308
Strike Price USD 664.34, Expires 12/30/11, Broker JPMorgan Chase Bank NA	720	50,760
Strike Price USD 641.52, Expires 3/16/12, Broker Goldman Sachs Bank USA	828	63,201
KOSPI Index, Strike Price USD 230.71, Expires 12/08/11, Broker Citibank NA	1,900,000	25,242
		255,130
Total Options Purchased (Cost - $1,485,790) – 0.5%		1,362,279
Total Investments Before Investments Structured Options and Options Written (Cost – $306,910,588*) – 99.8%		271,242,005

Over-the-Counter Structured Options — (0.1)%	Units
MSCI EM Index, Initial Reference Strike Price 1,128.89, One written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	408	(100,888)
Nikkei 225 Index Link:
Initial Reference Strike Price 9,583, One written call strike 10,996.49, 11/18/11, Broker JPMorgan Chase Bank NA	(34)	(12)
Initial Reference Strike Price 9,582.02, One written call strike 11,019.32, 11/18/11, Broker UBS AG	(34)	(39)
S&P 500 Index:
Initial Reference Strike Price 1,328.17, One written call strike 1,403.95, One written put strike 1,130.08, One put strike 1,263.03, 10/10/11, Broker Citibank NA	254	26,041
S&P 500 Index (concluded):
Initial Reference Strike Price 1,300.35, One written put strike 1,379.67, One call strike 1,379.67, 3/16/12, Broker JPMorgan Chase Bank	874	(84,063)
Taiwan Taiex Index:
Initial Reference Strike Price 8,900, One written put strike 8,400, 1.35 calls strike 9,000, 12/21/11, Broker Citibank NA	1,638	(69,280)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 call strike 8,775.89, 12/19/12, Broker Citibank NA	1,073	(37,040)
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, 12/19/11, Broker Citibank NA	1,080	(32,054)
Total Over-the-Counter Structured Options (Premiums Received - $6,910) – (0.1)%		(297,335)

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
AES Corp.:
Strike Price USD 12, Expires 2/18/12	2,300	(747)
Strike Price USD 11, Expires 1/21/12	2,100	(997)
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	65	(10,238)
American Eagle Outfitters, Strike Price USD 15, Expires 2/18/12	249	(9,960)
Apple, Inc., Strike Price USD 450, Expires 1/19/13	13	(57,753)
Calpine Corp., Strike Price USD 15, Expires 1/21/12	19	(2,042)
Cephalon, Inc., Strike Price USD 65, Expires 1/21/12	12	(19,260)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	8,700	(5,046)
Strike Price USD 20, Expires 1/19/13	5,500	(5,940)
Colgate Palmolive Co., Strike Price USD 92.50, Expires 1/21/12	20	(7,650)

BlackRock Series Fund, inc.	September 30, 2011	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Corning, Inc.:
Strike Price USD 17.50, Expires 1/19/13	29,700	$(25,839)
Strike Price USD 15, Expires 1/19/13	5,900	(8,791)
Dell, Inc., Strike Price USD 15, Expires 1/19/13	32	(7,328)
EMC Corp., Strike Price USD 25, Expires 1/19/13	41	(8,610)
EOG Resources, Inc., Strike Price USD 100, Expires 1/21/12	10	(890)
El Paso Corp., Strike Price USD 19, Expires 1/21/12	31	(3,984)
General Mills, Inc., Strike Price USD 42, Expires 4/21/12	48	(5,232)
Google, Inc., Class A, Strike Price USD 590, Expires 1/19/13	5	(30,531)
Kraft Foods, Inc., Strike Price USD 35, Expires 1/21/12	94	(9,964)
Marvell Technology Group Ltd., Strike Price USD 17.50, Expires 1/21/12	107	(5,029)
MasterCard, Inc., Strike Price USD 285, Expires 10/22/11	6	(22,590)
Mead Johnson Nutrition Co., Strike Price USD 75, Expires 11/19/11	35	(7,368)
NRG Energy, Inc.:
Strike Price USD 24, Expires 1/21/12	1,500	(1,650)
Strike Price USD 24, Expires 3/17/12	1,100	(1,650)
Oracle Corp., Strike Price USD 30, Expires 1/19/13	113	(51,980)
Polycom, Inc., Strike Price USD 32.50, Expires 1/21/12	35	(525)
SM Energy Co., Strike Price USD 90, Expires 11/19/11	18	(495)
SanDisk Corp., Strike Price USD 46, Expires 10/22/11	40	(2,260)
Sara Lee Corp., Strike Price USD 19, Expires 1/21/12	292	(9,490)
Seagate Technology, Strike Price USD 17.50, Expires 1/21/12	48	(192)
Southern Co., Strike Price USD 42.00, Expires 1/21/12	8	(1,648)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	67	(7,638)
Teva Pharmaceutical - ADR, Strike Price USD 47.50, Expires 1/19/13	37	(8,658)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	22	(4,477)
Valeant Pharmaceuticals International, Strike Price USD 50, Expires 1/21/12	18	(1,620)
Western Digital Corp., Strike Price USD 40, Expires 1/21/12	42	(609)
Whiting Petroleum Corp., Strike Price USD 55, Expires 1/21/12	29	(1,450)
		(350,131)
Exchange-Traded Put Options — 0.0%
MasterCard, Inc., Strike Price USD 220.00, Expires 10/22/11	6	(462)
SPDR Gold Trust:
Strike Price USD 105.00, Expires 1/21/12	3,500	(2,135)
Time Warner Cable, Strike Price USD 60.00, Expires 1/21/12	13	(5,915)
Urban Outfitters, Inc., Strike Price USD 20.00, Expires 3/17/12	73	(15,147)
Wells Fargo & Co., Strike Price USD 24.00, Expires 10/22/11	123	(17,097)
		(40,756)
Over-the-Counter Call Options — (0.1)%
Beirsdorf AG, Strike Price USD 48.00, Expires 3/16/12, Broker Deutsche Bank AG	579	(452)
Brazil BOVESPA Index, Strike Price USD 61,334.30, Expires 2/15/12, Broker Goldman Sachs Bank USA	12	(10,800)
China Unicom (Hong Kong) Ltd., Strike Price USD 17.56, Expires 10/28/11, Broker Citibank NA	27,858	(1,153)
HKD Call, Strike Price USD 18.19, Expires 11/30/11, Broker Credit Suisse International	27,858	(1,519)
iShares Russell 2000 Index:
Strike Price USD 715.62, Expires 12/16/11, Broker Morgan Stanley International	602	(13,481)
Strike Price USD 718.57, Expires 12/30/11, Broker JPMorgan Chase Bank NA	600	(14,742)
Strike Price USD 748.89, Expires 3/16/12, Broker Goldman Sachs Bank USA	828	(23,068)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Morgan Stanley & Co., Inc.	10,367	(14,266)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	10,020	(1,263)
PG+E Corp., Strike Price USD 43, Expires 1/20/12, Broker Deutsche Bank AG	595	(996)
Unilever NA CVA, Strike Price USD 26, Expires 6/15/12, Broker Morgan Stanley International	6,287	(6,117)
		(87,858)

BlackRock Series Fund, inc.	September 30, 2011	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Options Written		Contracts	Value
Over-the-Counter Put Options — (0.4)%
American Eagle Outfitters:
Strike Price USD 12, Expires 3/16/12, Broker Bank of America NA		19,393	$(32,589)
Strike Price USD 11.75, Expires 3/16/12, Broker Bank of America NA		7,733	(12,850)
Beiersdorf AG:
Strike Price USD 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA		1,512	(2,984)
Strike Price USD 38.00, Expires 12/16/11, Broker JPMorgan Chase Bank NA		2,647	(3,908)
Brazil BOVESPA Index, Strike Price USD 47,680.20, Expires 2/15/12, Broker Goldman Sachs Bank USA		12	(29,371)
DAX Price Return Index, Strike Price USD 3,003.69, Expires 9/21/12, Broker Goldman Sachs Bank USA		80	(32,604)
HTC Corp., Strike Price USD 900.00, Expires 1/04/12, Broker Goldman Sachs Bank USA		5,181	(35,790)
iShares Russell 2000 Index:
Strike Price USD 591.28, Expires 12/16/11, Broker Morgan Stanley International		602	(21,920)
Strike Price USD 593.16, Expires 12/30/11, Broker JPMorgan Chase Bank NA		600	(24,348)
Strike Price USD 540.23, Expires 3/16/12, Broker Goldman Sachs Bank USA		828	(31,895)
KOSPI Index, Strike Price USD 208.00, Expires 12/08/11, Broker Citibank NA		900	(6,353)
MSCI Europe Excluding United Kingdom:
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA		7,234	(159,293)
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG		3,381	(68,127)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International		10,020	(163,759)
Strike Price USD 78.44, Expires 9/21/12, Broker JPMorgan Chase Bank NA		3,220	(30,332)
S&P 500 Index:
Strike Price USD 915.92, Expires 2/10/12, Broker JPMorgan Chase Bank NA		307	(10,518)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International		988	(51,366)
Strike Price USD 1,025, Expires 2/24/12, Broker Bank of America NA		153	(7,862)
Strike Price USD 950, Expires 2/24/12, Broker Bank of America NA		156	(8,770)
Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA		188	(5,763)
Sara Lee Corp., Strike Price USD 15, Expires 3/16/12, Broker Deutsche Bank AG		2,651	(2,384)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA		985	(44,069)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA		1,482	(72,149)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA		1,002	(55,651)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA		1,003	(49,881)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International		494	(22,818)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International		502	(25,642)
TOPIX Index:
Strike Price USD 675, Expires 6/08/12, Broker Morgan Stanley International		49,400	(22,202)
Strike Price USD 675.45, Expires 6/08/12, Broker Deutsche Bank AG		50,694	(22,829)
			(1,057,969)
		Notional Amount (000)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	USD	124,318	(4,967)
Total Options Written (Premiums Received - $1,267,987) – (0.6)%			(1,541,738)
Total Investments, Net of Structured Options and Options Written - 99.1%			$269,402,932
Other Assets Less Liabilities – 0.9%			2,318,892
Net Assets – 100.0%			$271,721,824

BlackRock Series Fund, inc.	September 30, 2011	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$309,081,576
	Gross unrealized appreciation	$5,886,366
	Gross unrealized depreciation	(43,725,880)
	Net unrealized depreciation	$(37,839,514)
(a)	Non-income producing security
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(l)	Variable rate security. Rate shown is as of report date.
(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,597	—		(14,597)[1]	—	—	—	$256
BlackRock Liquidity Series, LLC Money Market Series	—	$681,325	[2]	—	$681,325	$681,325	—	$630
iShares Dow Jones U.S. Telecommunication Sector Index Fund	5,555	3,700		(9,255)	—	—	$(47,761)	—
iShares Gold Trust	—	142,968		(69,837)	73,131	$1,157,664	$(271,620)	—
iShares MSCI Brazil (free) Index Fund	5,780	—		(5,780)	—	—	$32,693	—
iShares Silver Trust	28,577	17,000		(42,792)	2,785	$80,570	$826,547	—
[1] Represents net shares/beneficial interest sold
[2] Represents net shares/beneficial interest purchased.

(o)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
	3	Dax Index	Eurex	December 2011	USD	402,668	$7,657

•	Financial futures contracts sold as of September 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
	40	DJ Euro Stoxx 50 Index	Eurex	December 2011	USD	822,864	$(39,536)
	42	Russell 2000 Mini Index	Chicago Mercantile	December 2011	USD	2,866,347	172,047
	8	S&P 500 Index	Chicago Mercantile	December 2011	USD	2,331,042	79,042
	Total						$211,553

BlackRock Series Fund, inc.	September 30, 2011	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:
Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,606	AUD	17,037	Brown Brothers Harriman & Co.	10/03/11	$119
USD	2,819	CLP	1,484,360	Brown Brothers Harriman & Co.	10/03/11	(38)
USD	46,419	EUR	34,029	Goldman Sachs & Co.	10/03/11	829
USD	18,282	JPY	1,402,725	Credit Suisse Securities (USA) LLC	10/03/11	95
USD	1,513	MYR	4,824	Brown Brothers Harriman & Co.	10/03/11	2
USD	385	THB	11,994	Brown Brothers Harriman & Co.	10/03/11	(1)
USD	31,263	TWD	958,782	Brown Brothers Harriman & Co.	10/03/11	(198)
USD	25,079	TWD	769,135	Brown Brothers Harriman & Co.	10/03/11	(159)
USD	10,498	TWD	321,942	Brown Brothers Harriman & Co.	10/03/11	(66)
USD	3,281	AUD	3,356	Brown Brothers Harriman & Co.	10/04/11	33
USD	335	CAD	350	Brown Brothers Harriman & Co.	10/04/11	1
USD	2,152	CAD	2,251	Brown Brothers Harriman & Co.	10/04/11	4
USD	217,499	EUR	162,071	Goldman Sachs & Co.	10/04/11	365
USD	13,376	HKD	104,233	Brown Brothers Harriman & Co.	10/04/11	(9)
USD	1,780	HKD	13,869	Brown Brothers Harriman & Co.	10/04/11	(1)
USD	261	JPY	20,000	Brown Brothers Harriman & Co.	10/04/11	2
USD	7,515	JPY	575,949	Brown Brothers Harriman & Co.	10/04/11	48
USD	60,294	JPY	4,642,012	Credit Suisse Securities (USA) LLC	10/04/11	109
USD	1,444	MYR	4,631	Brown Brothers Harriman & Co.	10/04/11	(7)
USD	37,311	NOK	218,885	Deutsche Bank Securities, Inc.	10/04/11	23
USD	5,072	SGD	6,583	Brown Brothers Harriman & Co.	10/04/11	39
USD	267	THB	8,339	Brown Brothers Harriman & Co.	10/04/11	(1)
USD	41,579	ZAR	326,198	Goldman Sachs & Co.	10/04/11	1,181
USD	24,811	KRW	29,810,606	Brown Brothers Harriman & Co.	10/05/11	(494)
USD	370	THB	11,575	Brown Brothers Harriman & Co.	10/05/11	(3)
EUR	640,974	USD	923,002	Bank of America NA	10/06/11	(64,271)
KRW	249,105,880	USD	233,202	Deutsche Bank Securities, Inc.	10/06/11	(21,759)
KRW	321,237,668	USD	300,948	UBS AG	10/06/11	(28,279)
USD	209,685	KRW	249,105,880	Deutsche Bank Securities, Inc.	10/06/11	(1,757)
USD	269,959	KRW	321,237,668	UBS AG	10/06/11	(2,709)
EUR	198,059	USD	285,800	Goldman Sachs & Co.	10/07/11	(20,456)
USD	362,323	EUR	250,916	UBS AG	10/07/11	26,166
CHF	2,189,325	USD	2,550,026	JPMorgan Chase Bank NA	10/13/11	(134,209)
GBP	281,250	USD	433,167	JPMorgan Chase Bank NA	10/13/11	5,375
USD	400,000	CHF	353,244	JPMorgan Chase Bank NA	10/13/11	10,212
USD	400,000	CHF	352,612	JPMorgan Chase Bank NA	10/13/11	10,909
USD	427,687	CHF	376,087	JPMorgan Chase Bank NA	10/13/11	12,693
USD	287,361	GBP	186,000	JPMorgan Chase Bank NA	10/13/11	(2,661)
USD	899,786	GBP	562,500	JPMorgan Chase Bank NA	10/13/11	22,702
JPY	37,201,851	USD	481,141	Deutsche Bank AG	10/14/11	1,251
JPY	95,874,837	USD	1,240,729	UBS AG	10/14/11	2,469
USD	28,159	AUD	27,054	Credit Suisse Securities (USA) LLC	10/17/11	2,018
CHF	365,604	EUR	304,416	Credit Suisse Securities (USA) LLC	10/21/11	(13,868)
EUR	304,416	CHF	365,604	Credit Suisse Securities (USA) LLC	10/21/11	9,566
CHF	471,092	EUR	391,855	UBS AG	10/21/11	(17,870)
EUR	391,855	CHF	471,092	UBS AG	10/21/11	12,855
USD	492,575	GBP	315,000	JPMorgan Chase Bank NA	10/21/11	1,447
USD	401,840	GBP	256,100	JPMorgan Chase Bank NA	10/21/11	2,545
CHF	464,579	EUR	382,845	UBS AG	10/27/11	(9,927)
EUR	382,845	CHF	464,579	UBS AG	10/27/11	9,875
CAD	300,777	USD	301,000	Credit Suisse Securities (USA) LLC	10/28/11	(14,148)
CAD	278,092	USD	278,168	Deutsche Bank Securities, Inc.	10/28/11	(12,950)
NOK	3,624,043	USD	636,914	Deutsche Bank Securities, Inc.	10/28/11	(20,266)
NOK	3,711,708	USD	652,344	UBS AG	10/28/11	(20,779)
KRW	249,105,880	USD	209,473	Deutsche Bank Securities, Inc.	11/03/11	1,589
EUR	716,203	USD	974,781	Credit Suisse Securities (USA) LLC	11/04/11	(15,470)
SGD	64,449	USD	50,390	HSBC Securities	11/10/11	(1,110)

BlackRock Series Fund, inc.	September 30, 2011	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of September 30, 2011 were as follows (concluded):
Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,393	AUD	22,348	Goldman Sachs & Co.	11/15/11	$1,877
SGD	622,546	USD	500,568	JPMorgan Chase Bank NA	11/16/11	(24,545)
USD	100,000	SGD	130,360	JPMorgan Chase Bank NA	11/16/11	322
TWD	9,221,560	USD	303,072	HSBC Securities	11/18/11	(155)
USD	571,408	MXN	7,122,318	Citibank NA	2/09/12	63,691
USD	308,531	MYR	957,000	HSBC Securities	3/01/12	10,022
CNY	1,177,101	USD	186,000	Credit Suisse Securities (USA) LLC	3/12/12	(1,088)
CNY	5,506,893	USD	859,143	Credit Suisse Securities (USA) LLC	3/12/12	5,939
SGD	544,095	USD	449,257	JPMorgan Chase Bank NA	3/12/12	(32,589)
USD	589,278	MYR	1,829,000	HSBC Securities	4/03/12	19,216
CNH	2,051,473	USD	322,179	UBS AG	4/11/12	(5,832)
CNH	1,027,982	USD	159,495	UBS AG	4/11/12	(975)
USD	988,887	AUD	968,054	Credit Suisse Securities (USA) LLC	4/16/12	71,395
USD	22,978	AUD	22,348	Goldman Sachs & Co.	5/15/12	1,852
AUD	1,739,000	USD	1,697,351	JPMorgan Chase Bank NA	11/15/12	(80,101)
USD	492,275	AUD	487,546	Goldman Sachs & Co.	11/15/12	38,863
USD	482,616	AUD	475,817	Goldman Sachs & Co.	11/15/12	40,112
USD	1,699,525	AUD	1,739,000	JPMorgan Chase Bank NA	11/15/12	82,275
Total						$(78,665)
•	Interest rate swaps outstanding as of September 30, 2011 were as follows:
	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
	0.65% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$17	$(28)
	0.65% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$10	23
	1.63% (b)	3-month LIBOR	UBS AG	9/12/15	$3,948	(3,504)
	1.57% (b)	3-month LIBOR	UBS AG	9/15/15	$3,785	(5,781)
	1.56% (b)	3-month LIBOR	Bank of America NA	9/23/15	$3,820	(6,753)
	1.84% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$93	(2,749)
	1.85% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$58	(130)
	Total					$(18,922)
(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

•	Cross-currency swaps outstanding as of September 30, 2011 were as follows:
	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
	IDR 8.25% (b)	6-month LIBOR	Credit Suisse International	6/03/18	IDR	1,709,190	$(7,882)
(b)	Pays floating interest rate and receives fixed rate.

BlackRock Series Fund, inc.	September 30, 2011	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Total return swaps outstanding as of September 30, 2011 were as follows:
	Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
	Return on the MSCI Daily Total Return Net Emerging Markets USD Index	Receives	3-month LIBOR plus 0.38%	BNP PARIBAS	1/12/12	USD	405	$ (90,799)
	Return on The HSCE1 Index Future January 2013	Receives	Overnight MosPrime Rate	Citibank NA	1/15/13	HKD	1,100	(7,714)
	Return on The Nikkei Stock Average Dividend Point Index Future April 2013	Receives	Overnight MosPrime Rate	Citibank NA	4/01/13	JPY	859,650	63,061
	Return on The Nikkei Stock Average Dividend Point Index Future April 2014	Receives	Overnight MosPrime Rate	Citibank NA	4/01/14	JPY	14,748	(4,401)
	Total							$ (39,853)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivatives financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$273,708	—	—	$273,708
Australia	—	3,260,787	—	3,260,787
Austria	—	54,075	—	54,075
Belgium	129,196	30,256	—	159,452
Brazil	4,700,689	—	—	4,700,689
Canada	7,822,123	—	$133	7,822,256
Chile	214,675	—	—	214,675

BlackRock Series Fund, inc.	September 30, 2011	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (continued):
Long-Term Investments:
Common Stocks:
China	$398,273	$3,388,814	—	$3,787,087
Czech Republic	—	125,717	—	125,717
Egypt	—	167,631	—	167,631
Finland	—	297,719	—	297,719
France	580,323	3,046,189	—	3,626,512
Germany	27,389	5,647,447	—	5,674,836
Hong Kong	90,711	1,645,415	—	1,736,126
India	—	1,810,087	—	1,810,087
Indonesia	—	264,383	—	264,383
Israel	647,869	—	—	647,869
Italy	—	820,624	—	820,624
Japan	752,637	19,029,247	—	19,781,884
Kazakhstan	308,344	—	—	308,344
Luxembourg	—	41,056	—	41,056
Malaysia	224,854	1,215,732	—	1,440,586
Mexico	430,749	—	—	430,749
Netherlands	118,256	767,866	—	886,122
Norway	—	542,759	—	542,759
Philippines	109,957	—	—	109,957
Poland	—	40,527	—	40,527
Portugal	—	69,917	—	69,917
Russia	2,237,151	89,305	—	2,326,456
Singapore	—	2,125,978	—	2,125,978
South Africa	614,890	125,622	—	740,512
South Korea	326,585	1,764,091	—	2,090,676
Spain	75,734	731,898	—	807,632
Sweden	—	162,698	—	162,698
Switzerland	394,398	2,386,882	—	2,781,280
Taiwan	387,552	1,443,594	—	1,831,146
Thailand	689,207	—	—	689,207
Turkey	155,808	552,909	—	708,717
United Kingdom	2,402,121	5,868,552	—	8,270,673
United States	89,687,461	—	—	89,687,461
Asset-Backed Securities	—	—	48,000	48,000
Corporate Bonds	—	19,106,333	2,963,315	22,069,648
Floating Rate Loan Interests	—	—	845,138	845,138
Foreign Agency Obligations	—	25,714,416	—	25,714,416
Non-Agency Mortgage-Backed Securities	—	376,524	—	376,524

BlackRock Series Fund, inc.	September 30, 2011	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded):
US Treasury Obligations	—	$23,610,484	$—	$23,610,484
Investment Companies	$7,686,527	—	—	7,686,527
Preferred Securities	1,718,628	1,092,734		2,811,362
Warrants	37,801	1	—	37,802
Short-Term Securities:
Foreign Government Obligations	—	2,935,095	—	2,935,095
Money Market Funds		681,325		681,325
Time Deposits		51,795		51,795
US Treasury Obligations		11,693,040		11,693,040
Total	$123,243,616	$142,779,524	$3,856,586	$269,879,726

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,159,138	$5,166	$466,378	$1,630,739
Foreign currency exchange contracts		486,470	—	486,470
Interest rate contracts		63,084	—	63,084
Liabilities:
Equity contracts	(492,512)	(59,016)	(1,346,635)	(1,898,220)
Foreign currency exchange contracts		(556,633)	(1,519)	(558,152)
Interest rate contracts		(126,827)	—	(126,827)
Total	$666,626	$(187,756)	$(881,776)	$(402,906)
[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BlackRock Series Fund, inc.	September 30, 2011	22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Total
Assets:

Balance, as of December 31, 2010	$50,000	$12,065	$2,636,487	$1,095,888	$7,487,993	$11,282,433
Accrued discounts/ premiums	306		5,977	505		6,788
Net realized gain (loss)		(329,708)	(422,366)	25,707		(726,367)
Net change in unrealized appreciation/ depreciation[2]	(2,306)	(404,006)	24,602	(12,268)		(393,978)
Purchases		133,107	3,029,227	677,700		3,840,034
Sales		(55,003)	(1,703,590)	(942,394)		(2,700,987)
Transfers in3		643,678	204,673			848,351
Transfers out[3]			(811,695)		(7,487,993)	(8,299,688)
Balance, as of September 30, 2011	$48,000	133	2,963,315	845,138	—	3,856,586

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2011 was $(433,669).
[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BlackRock Series Fund, inc.	September 30, 2011	23

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts		Foreign Currency Exchange Contracts
	Assets	Liabilities	Liabilities	Total
Balance, as of December 31, 2010	$ 293,346	$ (114,070)	—	$ 179,276
Accrued discounts/ premium	—	—	—	—
Net realized gain (loss)	166,292	132,274	—	298,566
Net change in unrealized appreciation/ depreciation[4]	(356,426)	(729,401)	$ 178	(1,085,649)
Purchases	—	—	—	—
Issuances[5]	646,436	—	—	646,436
Sales	—	—	—	—
Settlements[6]	(217,567)	(635,438)	(1,697)	(854,702)
Transfers in7	—	—	—	—
Transfers out[7]	(65,703)	—	—	(65,703)
Balance, as of September 30, 2011	$ 466,378	$ (1,346,635)	$ (1,519)	$ (881,776)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at September 30, 2011 was $(759,247).
[5]	Issuances represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
[7]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BlackRock Series Fund, inc.	September 30, 2011	24

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Electrical Equipment — 0.0%
Medis Technologies Ltd.	14,935	$104
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	13,864	23,153
Ainsworth Lumber Co. Ltd. (b)	15,671	26,171
		49,324
Software — 0.0%
Bankruptcy Management Solutions, Inc.	117	1
Total Common Stocks – 0.1%		49,429

Corporate Bonds	Par (000)
Aerospace & Defense — 0.7%
GeoEye, Inc., 9.63%, 10/01/15	$30	32,700
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	70	65,100
7.13%, 3/15/21	70	64,925
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	124	123,380
		286,105
Air Freight & Logistics — 0.7%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	129	133,869
Series 2, 12.38%, 8/16/15	130	135,246
		269,115
Airlines — 1.5%
Air Canada, 9.25%, 8/01/15 (b)	160	152,000
American Airlines 2011-2, Class A Pass Through Trust, Series A, 8.63%, 4/15/23 (c)	63	62,527
American Airlines, Inc., 7.50%, 3/15/16 (b)	30	25,200
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	146	149,760
United Air Lines, Inc., 12.75%, 7/15/12	196	204,764
		594,251
Auto Components — 2.1%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)	120	124,200
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)	50	45,000
Delphi Corp., 6.13%, 5/15/21 (b)	60	55,800
Ford Motor Co., 7.45%, 7/16/31	120	135,466
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)	50	46,440
7.75%, 1/15/16	60	59,925
8.00%, 1/15/18	340	338,725
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)	40	37,400
		842,956
Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	53	54,060
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	54	54,709
Building Products — 1.4%
Building Materials Corp. of America (b):
7.00%, 2/15/20	50	49,875
6.75%, 5/01/21	140	133,000
Griffon Corp., 7.13%, 4/01/18	90	79,425
Jeld-Wen Escrow Corp., 12.25%, 10/15/17 (b)	70	68,600
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	90	75,600
9.00%, 1/15/21	210	143,850
		550,350
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (f)	90	89,639
E*Trade Financial Corp.:
12.50%, 11/30/17 (g)	175	197,313
3.52%, 8/31/19 (b)(h)	37	32,606
Series A, 4.07%, 8/31/19 (h)	1	881
KKR Group Finance Co., 6.38%, 9/29/20 (b)	120	125,821
		446,260
Chemicals — 3.5%
American Pacific Corp., 9.00%, 2/01/15	120	111,000
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)	7	6,125
Celanese US Holdings LLC:
6.63%, 10/15/18	110	113,712
5.88%, 6/15/21	145	142,825
Chemtura Corp., 7.88%, 9/01/18	110	107,800
Hexion US Finance Corp., 9.00%, 11/15/20	115	84,237
Kinove German Bondco GmbH, 9.63%, 6/15/18 (b)	200	181,000
Koppers, Inc., 7.88%, 12/01/19	135	140,062
KRATON Polymers LLC, 6.75%, 3/01/19	25	22,313

Portfolio Abbreviation

FKA	Formerly Known As

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Chemicals (concluded)
Lyondell Chemical Co., 11.00%, 5/01/18	$100	$108,000
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)	35	34,563
NOVA Chemicals Corp., 8.63%, 11/01/19	140	151,550
Omnova Solutions, Inc., 7.88%, 11/01/18	25	20,250
PolyOne Corp., 7.38%, 9/15/20	40	40,200
Solutia, Inc.:
8.75%, 11/01/17	15	15,975
7.88%, 3/15/20	130	136,825
TPC Group LLC, 8.25%, 10/01/17 (b)	10	9,800
		1,426,237
Commercial Banks — 2.4%
CIT Group, Inc.:
7.00%, 5/01/15	60	59,550
7.00%, 5/01/16	164	158,618
7.00%, 5/02/16 (b)	110	106,700
7.00%, 5/01/17	410	397,636
7.00%, 5/02/17 (b)	170	164,900
6.63%, 4/01/18 (b)	70	69,650
		957,054
Commercial Services & Supplies — 3.2%
ACCO Brands Corp., 10.63%, 3/15/15	95	102,125
ARAMARK Corp.:
3.75%, 2/01/15 (d)	150	138,750
8.50%, 2/01/15	75	75,937
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)	110	105,832
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	105	91,350
Casella Waste Systems, Inc., 7.75%, 2/15/19	136	128,520
Clean Harbors, Inc., 7.63%, 8/15/16	50	52,125
International Lease Finance Corp., 8.63%, 9/15/15	30	29,775
Iron Mountain, Inc., 7.75%, 10/01/19	50	49,625
Mobile Mini, Inc., 7.88%, 12/01/20	100	96,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)	185	194,250
8.25%, 2/01/21	107	92,555
WCA Waste Corp., 7.50%, 6/15/19 (b)	120	114,000
West Corp., 8.63%, 10/01/18	25	24,313
		1,295,157
Communications Equipment — 0.5%
Avaya, Inc.:
9.75%, 11/01/15	50	36,500
10.13%, 11/01/15 (g)	130	95,225
EH Holding Corp., 6.50%, 6/15/19 (b)	70	67,375
		199,100
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	45	44,550
Construction Materials — 0.1%
Calcipar SA, 6.88%, 5/01/18 (b)	70	60,550
Consumer Finance — 1.0%
Credit Acceptance Corp.:
9.13%, 2/01/17	105	103,425
9.13%, 2/01/17 (b)	5	4,913
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	300	315,000
		423,338
Containers & Packaging — 1.4%
Ball Corp.:
7.38%, 9/01/19	30	31,650
6.75%, 9/15/20	45	46,575
Berry Plastics Corp., 8.25%, 11/15/15	40	40,700
Cascades, Inc., 7.75%, 12/15/17	100	95,000
Crown Americas LLC, 6.25%, 2/01/21 (b)	25	25,000
Graphic Packaging International, Inc., 7.88%, 10/01/18	70	71,750
Greif, Inc., 7.75%, 8/01/19	50	52,000
Pregis Corp., 12.38%, 10/15/13	65	59,150
Rock-Tenn Co., 9.25%, 3/15/16	35	37,275
Sealed Air Corp.:
7.88%, 6/15/17	56	58,910
8.38%, 9/15/21 (b)(c)	40	40,400
		558,410
Diversified Financial Services — 3.4%
Ally Financial, Inc.:
8.00%, 3/15/20	60	55,537
8.00%, 11/01/31	330	289,575
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	90	90,900
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 (b)(c)	130	126,100
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	30	29,400
Lehman Brothers Holdings, Inc. (i):
5.75%, 5/17/13	110	25,988
8.80%, 3/01/15	30	7,163
Leucadia National Corp., 8.13%, 9/15/15	144	153,000
Reynolds Group Issuer, Inc. (b):
8.75%, 10/15/16	115	115,287

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (b) (concluded):
7.88%, 8/15/19	$290	$279,850
8.25%, 2/15/21	120	94,800
WMG Acquisition Corp. (b):
9.50%, 6/15/16	20	20,250
11.50%, 10/01/18	110	101,200
		1,389,050
Diversified Telecommunication Services — 2.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	165	132,000
GCI, Inc., 6.75%, 6/01/21	56	52,780
ITC Deltacom, Inc., 10.50%, 4/01/16	60	61,200
Level 3 Escrow, Inc., 8.13%, 7/01/19	485	428,619
Level 3 Financing, Inc., 8.75%, 2/15/17 (b)	90	82,912
Qwest Communications International, Inc.:
8.00%, 10/01/15	140	145,600
Series B, 7.50%, 2/15/14	40	40,000
tw telecom Holdings, Inc., 8.00%, 3/01/18	30	31,200
Windstream Corp., 7.88%, 11/01/17	110	111,375
		1,085,686
Electric Utilities — 0.7%
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)	122	118,668
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)	145	148,988
		267,656
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, 8.00%, 12/15/18 (b)	40	39,200
Energy Equipment & Services — 3.0%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	30	28,500
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	70	66,150
Compagnie Generale de Geophysique - Veritas:
9.50%, 5/15/16	75	76,875
7.75%, 5/15/17	230	226,550
6.50%, 6/01/21 (b)	80	72,000
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	85	81,600
Frac Tech Services LLC, 7.38%, 11/15/18 (b)	265	268,975
Key Energy Services, Inc., 6.75%, 3/01/21	50	48,125
MEG Energy Corp., 6.50%, 3/15/21 (b)	165	157,987
Oil States International, Inc., 6.50%, 6/01/19 (b)	110	107,525
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)	30	29,325
Thermon Industries, Inc., 9.50%, 5/01/17	59	61,360
		1,224,972
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18	45	48,487
JBS USA LLC:
11.63%, 5/01/14	20	21,400
7.25%, 6/01/21 (b)	15	12,375
Reddy Ice Corp., 11.25%, 3/15/15	45	41,063
		123,325
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)	60	57,600
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14	105	104,475
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)	52	48,620
Teleflex, Inc., 6.88%, 6/01/19	55	54,450
		207,545
Health Care Providers & Services — 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	40	37,700
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	48	48,720
HCA, Inc.:
6.50%, 2/15/20	195	190,612
7.88%, 2/15/20	145	150,075
7.25%, 9/15/20	90	90,900
7.50%, 2/15/22	170	156,825
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)	135	109,350
INC Research LLC, 11.50%, 7/15/19 (b)	75	66,938
Omnicare, Inc., 7.75%, 6/01/20	90	91,800
Symbion, Inc., 8.00%, 6/15/16 (b)	65	58,500
Tenet Healthcare Corp.:
10.00%, 5/01/18	102	110,415
8.88%, 7/01/19	105	111,037
inVentiv Health, Inc. (b):
10.00%, 8/15/18	50	44,000
10.00%, 8/15/18	15	13,200
		1,280,072
Health Care Technology — 1.3%
IMS Health, Inc., 12.50%, 3/01/18 (b)	415	456,500

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Health Care Technology (concluded)
MedAssets, Inc., 8.00%, 11/15/18 (b)	$95	$90,487
		546,987
Hotels, Restaurants & Leisure — 1.1%
Diamond Resorts Corp., 12.00%, 8/15/18	230	215,625
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)	25	21,313
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (b)(i)	25	31
HRP Myrtle Beach Operations LLC, 0.00%, 4/01/12 (a)(b)(i)	250	25
MGM Resorts International, 10.38%, 5/15/14	125	136,406
Travelport LLC:
4.95%, 9/01/14 (d)	30	17,400
9.88%, 9/01/14	10	6,550
9.00%, 3/01/16	20	11,700
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)	15	2
Waterford Gaming LLC, 8.63%, 9/15/14 (b)	94	47,215
		456,267
Household Durables — 2.5%
American Standard Americas, 10.75%, 1/15/16 (b)	80	60,800
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(f)	234	163,800
Beazer Homes USA, Inc.:
8.13%, 6/15/16	25	16,688
12.00%, 10/15/17	240	243,000
9.13%, 6/15/18	40	24,600
9.13%, 5/15/19	10	6,350
Jarden Corp., 7.50%, 5/01/17	120	122,400
Pulte Homes, Inc., 6.38%, 5/15/33	10	6,950
Ryland Group, Inc., 6.63%, 5/01/20	145	119,625
Standard Pacific Corp.:
10.75%, 9/15/16	100	98,000
8.38%, 1/15/21	75	61,687
United Rentals North America, Inc., 8.38%, 9/15/20	80	73,400
		997,300
Independent Power Producers & Energy Traders — 2.7%
AES Corp.:
7.75%, 10/15/15	90	91,350
9.75%, 4/15/16	35	37,625
Calpine Corp. (b):
7.25%, 10/15/17	45	43,425
7.50%, 2/15/21	30	28,650
7.88%, 1/15/23	125	120,625
Energy Future Holdings Corp., 10.00%, 1/15/20	320	310,400
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	210	204,750
NRG Energy, Inc.:
7.38%, 1/15/17	55	56,719
7.63%, 1/15/18 (b)	205	190,650
		1,084,194
Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15	230	241,500
13.50%, 12/01/15 (g)	327	346,756
		588,256
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	60	62,100
Genworth Financial, Inc., 7.63%, 9/24/21	80	68,946
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	45	41,850
USI Holdings Corp., 4.16%, 11/15/14 (b)(d)	60	52,200
		225,096
Internet & Catalog Retail — 0.0%
Netflix, Inc., 8.50%, 11/15/17	10	10,825
IT Services — 1.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)	100	90,500
First Data Corp. (b):
7.38%, 6/15/19	200	177,500
8.25%, 1/15/21	65	51,350
12.63%, 1/15/21	288	213,120
SunGard Data Systems, Inc.:
7.38%, 11/15/18	50	46,500
7.63%, 11/15/20	120	111,600
		690,570
Machinery — 0.9%
Navistar International Corp., 3.00%, 10/15/14 (e)	200	198,500
Oshkosh Corp., 8.25%, 3/01/17	30	29,100
SPX Corp., 6.88%, 9/01/17	30	30,750
Titan International, Inc., 7.88%, 10/01/17	85	88,400
		346,750
Media — 8.8%
AMC Networks, Inc., 7.75%, 7/15/21 (b)	25	25,625
Affinion Group, Inc., 7.88%, 12/15/18	115	88,550
CCH II LLC, 13.50%, 11/30/16	137	156,289

BlackRock Series Fund, inc.	September 30, 2011	4

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Media (concluded)
CCO Holdings LLC:
7.25%, 10/30/17	$20	$20,000
7.88%, 4/30/18	50	50,875
6.50%, 4/30/21	119	112,455
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)	85	54,400
Checkout Holding Corp., 10.98%, 11/15/15 (b)(h)	115	62,675
Cinemark USA, Inc., 8.63%, 6/15/19	40	41,200
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	779	796,527
DISH DBS Corp., 6.75%, 6/01/21 (b)	130	124,150
Gray Television, Inc., 10.50%, 6/29/15	110	99,550
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)	40	26,400
9.50%, 5/15/15	35	25,900
Intelsat Luxemburg SA:
11.25%, 6/15/16	120	122,400
11.50%, 2/04/17 (g)	140	120,400
11.50%, 2/04/17 (b)(g)	120	103,200
Interactive Data Corp., 10.25%, 8/01/18	180	193,500
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	25	28,438
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	230	223,675
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	120	115,200
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	125	128,750
Nielsen Finance LLC:
11.63%, 2/01/14	26	29,510
11.50%, 5/01/16	92	104,420
7.75%, 10/15/18	220	224,400
ProQuest LLC, 9.00%, 10/15/18 (b)	90	82,575
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(i)	163	82
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)	400	400,000
		3,561,146
Metals & Mining — 2.8%
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	200	186,000
6.88%, 2/01/18	75	66,000
Goldcorp, Inc., 2.00%, 8/01/14 (e)	115	143,031
James River Escrow, Inc., 7.88%, 4/01/19 (b)	150	126,000
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	85	123,781
Novelis, Inc., 8.75%, 12/15/20	405	396,900
Taseko Mines Ltd., 7.75%, 4/15/19	90	83,700
		1,125,412
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (g)	193	213,265
Oil, Gas & Consumable Fuels — 10.9%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	45	41,963
6.25%, 6/01/21	100	93,375
Arch Coal, Inc.:
8.75%, 8/01/16	35	37,100
7.25%, 10/01/20	40	38,400
7.25%, 6/15/21 (b)	50	48,125
Bill Barrett Corp., 9.88%, 7/15/16	5	5,450
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	25	24,500
Chesapeake Energy Corp.:
9.50%, 2/15/15	60	67,650
6.63%, 8/15/20	61	62,830
2.25%, 12/15/38 (e)	90	76,388
Chesapeake Midstream Partners LP, 5.88%, 4/15/21 (b)	65	61,750
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	73	76,650
Concho Resources, Inc.:
7.00%, 1/15/21	80	79,600
6.50%, 1/15/22	35	34,475
Consol Energy, Inc., 8.25%, 4/01/20	215	226,287
Continental Resources, Inc., 7.13%, 4/01/21	60	60,600
Copano Energy LLC, 7.13%, 4/01/21	65	63,538
Crosstex Energy LP, 8.88%, 2/15/18	25	25,625
Denbury Resources, Inc., 8.25%, 2/15/20	115	120,750
El Paso Corp., 6.50%, 9/15/20	40	42,716
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17	110	107,250
7.75%, 6/15/19	145	131,225
Forbes Energy Services Ltd., 9.00%, 6/15/19 (b)	70	64,750
Forest Oil Corp., 8.50%, 2/15/14	60	63,450
Hilcorp Energy I LP (b):
7.75%, 11/01/15	70	70,525
8.00%, 2/15/20	130	132,275
7.63%, 4/15/21	150	150,750
Linn Energy LLC:
6.50%, 5/15/19 (b)	30	27,600
8.63%, 4/15/20	125	128,750
7.75%, 2/01/21	50	50,000
MarkWest Energy Partners LP, 6.75%, 11/01/20	50	50,750

BlackRock Series Fund, inc.	September 30, 2011	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Newfield Exploration Co., 5.75%, 1/30/22	$75	$74,156
Niska Gas Storage US LLC, 8.88%, 3/15/18	205	202,950
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)	595	532,525
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)	50	48,500
Penn Virginia Corp., 7.25%, 4/15/19	15	13,875
Petrohawk Energy Corp.:
10.50%, 8/01/14	140	157,150
7.88%, 6/01/15	85	90,844
6.25%, 6/01/19	175	198,625
Pioneer Natural Resources Co.:
6.65%, 3/15/17	20	21,410
6.88%, 5/01/18	65	69,770
7.50%, 1/15/20	35	39,286
Series A, 7.20%, 1/15/28	15	16,043
Plains Exploration & Production Co.:
7.00%, 3/15/17	20	20,000
6.63%, 5/01/21	65	63,781
Precision Drilling Corp., 6.50%, 12/15/21 (b)	55	54,175
Range Resources Corp.:
6.75%, 8/01/20	100	106,500
5.75%, 6/01/21	150	155,625
SM Energy Co., 6.63%, 2/15/19 (b)	20	19,900
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)	230	211,600
Whiting Petroleum Corp., 6.50%, 10/01/18	40	40,200
		4,402,012
Paper & Forest Products — 2.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(g)	133	90,428
Boise Cascade LLC, 7.13%, 10/15/14	150	145,125
Boise Paper Holdings LLC:
9.00%, 11/01/17	35	36,575
8.00%, 4/01/20	60	60,825
Clearwater Paper Corp.:
10.63%, 6/15/16	80	87,700
7.13%, 11/01/18	60	59,550
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)	65	63,050
NewPage Corp., 11.38%, 12/31/14 (a)(i)	332	246,510
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)	25	21,250
Verso Paper Holdings LLC:
11.50%, 7/01/14	272	282,880
Series B, 4.00%, 8/01/14 (d)	15	11,325
		1,105,218
Pharmaceuticals — 0.7%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	35	35,131
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	250	232,500
		267,631
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	35	35,788
Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 6.75%, 6/01/19 (b)	245	219,275
Rouse Co. LP / TRC Co-Issuer, Inc., 6.75%, 5/01/13 (b)	65	65,406
		284,681
Real Estate Management & Development — 1.6%
Forest City Enterprises, Inc., 7.63%, 6/01/15	150	144,000
Realogy Corp.:
11.50%, 4/15/17	270	179,550
12.00%, 4/15/17	20	13,600
7.88%, 2/15/19 (b)	180	135,900
Shea Homes LP, 8.63%, 5/15/19 (b)	215	176,300
		649,350
Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	95	94,050
8.25%, 1/15/19	100	91,500
Florida East Coast Railway Corp., 8.13%, 2/01/17	80	77,600
Hertz Corp.:
7.50%, 10/15/18	100	95,500
6.75%, 4/15/19	40	36,300
7.38%, 1/15/21	130	118,788
		513,738
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., Series B, 1.88%, 8/01/31 (b)(e)	17	13,005
Spansion LLC, 7.88%, 11/15/17 (b)	90	90,900
		103,905
Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	70	67,550
United Auto Group, Inc., 7.75%, 12/15/16	230	227,700
QVC, Inc. (b):
7.13%, 4/15/17	40	41,800
7.50%, 10/01/19	60	63,900
7.38%, 10/15/20	55	58,575

BlackRock Series Fund, inc.	September 30, 2011	6

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
Toys 'R' US-Delaware, Inc., 7.38%, 9/01/16 (b)	$80	$76,400
		535,925
Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp., 7.38%, 5/15/20	120	125,100
Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18	50	48,875
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (b)	150	136,500
Wireless Telecommunication Services — 3.7%
Cricket Communications, Inc.:
10.00%, 7/15/15	45	44,662
7.75%, 5/15/16	160	160,600
Crown Castle International Corp., 7.13%, 11/01/19	40	41,200
Digicel Group Ltd. (b):
9.13%, 1/15/15 (g)	118	110,920
8.25%, 9/01/17	200	188,000
10.50%, 4/15/18	100	98,500
FiberTower Corp., 9.00%, 1/01/16 (b)	62	36,533
iPCS, Inc., 2.38%, 5/01/13 (d)	285	259,350
MetroPCS Wireless, Inc.:
7.88%, 9/01/18	100	97,000
6.63%, 11/15/20	170	149,600
NII Capital Corp., 7.63%, 4/01/21	72	71,460
Sprint Capital Corp., 6.88%, 11/15/28	300	224,250
		1,482,075
Total Corporate Bonds – 82.2%		33,274,174

Floating Rate Loan Interests (d)
Chemicals — 0.1%
Styron Sarl, Term Loan, 6.00%, 8/02/17	45	39,990
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	92	90,160
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16	198	195,660
		285,820
Communications Equipment — 0.0%
Avaya, Inc., Term Loan B, 3.06%, 10/24/14	15	13,454
Consumer Finance — 0.6%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	300	259,200
Diversified Consumer Services — 0.1%
ServiceMaster Co.:
Closing Date Term Loan, 2.72% - 2.83%, 7/24/14	36	33,877
Delayed Draw Term Loan, 2.74%, 7/24/14	4	3,374
		37,251
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Non-Extended Term Loan, 3.73%, 10/10/14	20	18,500
Energy Equipment & Services — 1.9%
Dynegy Holdings, Inc.:
CoalCo Term Loan, 9.25%, 8/04/16	283	273,782
GasCo Term Loan, 9.25%, 8/04/16	517	507,706
		781,488
Food Products — 0.4%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17	165	164,175
Health Care Providers & Services — 0.5%
Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.57%, 7/25/14	1	682
Non-Extended Term Loan, 2.57%, 7/25/14	14	13,293
Emergency Medical Services, Term Loan, 5.25%, 5/25/18	20	18,947
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15	114	112,179
Tranche A Term Loan, 8.50%, 3/02/15	51	49,630
		194,731
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Operating Co., Inc., Term Loan B-3, 3.37%, 1/28/15	64	53,118
Travelport LLC, (FKA Travelport, Inc.), Term Loan, 8.29%, 3/27/12	266	145,235
		198,353

BlackRock Series Fund, inc.	September 30, 2011	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)	Par (000)		Value
Independent Power Producers & Energy Traders — 0.7%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 4.73% - 4.77%, 10/10/17	$417		$277,830
Media — 1.6%
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	474		451,306
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	200		205,250
			656,556
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	100		99,375
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13	214		206,538
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.44%, 10/10/16	18		14,602
Extended Term Loan B, 4.52%, 10/10/16	107		86,745
			101,347
Specialty Retail — 0.1%
Claire's Stores, Inc., Term Loan B, 2.99% - 3.00%, 5/29/14	24		20,323
Wireless Telecommunication Services — 1.3%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15	535		535,163
Total Floating Rate Loan Interests – 9.6%			3,890,094

Other Interests (j)	Beneficial Interest (000)
Auto Components — 2.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(k)	811,526
Lear Corp. Escrow	100		1,000
Lear Corp. Escrow	150		1,500
			814,026
Household Durables — 0.1%
Stanley Martin, Class B Membership Units (l)	—	(k)	28,445
Total Other Interests – 2.1%			842,471

Preferred Securities
Capital Trusts	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	165		82,500
Total Capital Trusts – 0.2%			82,500

Preferred Stocks	Shares
Auto Components — 0.8%
Dana Holding Corp., 4.00% (b)(e)	3,380		327,015
Diversified Financial Services — 0.8%
Ally Financial, Inc., 7.00% (b)	490		328,132
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	1,788		25,193
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (a)	10,000		10,100
Freddie Mac, Series Z, 8.38% (a)	15,157		30,314
			40,414
Total Preferred Stocks – 1.8%			720,754

Trust Preferreds
Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)(e)	13,630		245,209
Total Trust Preferreds – 0.6%			245,209
Total Preferred Securities – 2.6%			1,048,463

BlackRock Series Fund, inc.	September 30, 2011	8

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)

Warrants (m)	Shares	Value
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	11,780	$31,782
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	78	1
Total Warrants – 0.1%		31,783
Total Long-Term Investments (Cost – $41,967,722) – 96.7%		39,136,414

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (n)(o)	1,078,972	1,078,972
Total Short-Term Securities (Cost – $1,078,972) – 2.6%		1,078,972
Total Investments (Cost — $43,046,694*) - 99.3%		$40,215,386
Other Assets Less Liabilities – 0.7%		279,858
Net Assets – 100.0%		$40,495,244

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$43,056,886
	Gross unrealized appreciation	$919,875
	Gross unrealized depreciation	(3,761,375)
	Net unrealized depreciation	$(2,841,500)
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$126,100	$(3,900)
Citigroup Global Markets	$40,400	$400
Morgan Stanley & Co., Inc.	$42,677	$(416)
RBS Securities, Inc.	$9,925	$(97)
Sea Port Group Securities LLC	$9,925	$(97)

(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization or private entities and are non-income producing.
(k)	Amount is less than $1,000.
(l)	Restricted security as to resale, representing 0.07% of net assets were as follows:
	Counterparty	Acquisition Date	Cost	Value
	Stanley Martin, Class B Membership Units	4/03/06	$ 48,824	$ 28,445

(m)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any
(n)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
	BlackRock Liquidity Funds, TempFund, Institutional Class	516,144	562,828	1,078,972	$484

(o)	Represents the current yield as of report date

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BlackRock Series Fund, inc.	September 30, 2011	9

Schedule of Investments (concluded)	BlackRock High Yield Portfolio (Formerly known as BlackRock High Income Portfolio) (Percentages shown are based on Net Assets)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$23,257	$26,171	$1	$49,429
Corporate Bonds	--	33,004,950	269,224	33,274,174
Floating Rate Loan Interests	--	2,793,552	1,096,542	3,890,094
Other Interests	--	--	842,471	842,471
Preferred Securities	310,816	737,647	--	1,048,463
Warrants	--	31,782	1	31,783
Short Term Securities	1,078,972	--	--	1,078,972
Total	$1,413,045	$36,594,102	2,208,239	$40,215,386
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total
Balance, as of December 31, 2010	—	$359,107	$1,457,114	$35,225	$1	$(1,289)	$1,850,158
Accrued discounts/ premium	—	1,284	10,512	—	—	—	11,796
Realized gain (loss)	—	7,095	(2,596)	41,472	—	—	45,971
Change in unrealized appreciation/depreciation[1]	$(408)	19,010	(125,843)	(144,949)	—	1,289	(250,901)
Purchases	—	—	151,064	69,050	—	—	220,114
Sales	—	(50,710)	(778,136)	(61,912)	—	—	(890,758)
Transfers in2	409	—	384,427	903,585	—	—	1,288,421
Transfers out[2]	—	(66,562)	—	—	—	—	(66,562)
Balance, as of September 30, 2011	$1	$269,224	$1,096,542	$842,471	$1	$—	$2,208,239

[1]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2011 was $245,442.
[2]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BlackRock Series Fund, inc.	September 30, 2011	10

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.4%
General Dynamics Corp.	28,000	$1,592,920
Lockheed Martin Corp.	23,000	1,670,720
Northrop Grumman Corp.	26,000	1,356,160
		4,619,800

Airlines — 0.5%
Southwest Airlines Co.	84,000	675,360

Auto Components — 1.8%
Autoliv, Inc.	23,000	1,115,500
TRW Automotive Holdings Corp. (a)	39,000	1,276,470
		2,391,970

Beverages — 2.4%
Coca-Cola Enterprises, Inc.	60,000	1,492,800
The Coca-Cola Co.	3,000	202,680
Dr. Pepper Snapple Group, Inc.	40,000	1,551,200
		3,246,680

Biotechnology — 2.7%
Amgen, Inc. (a)	36,000	1,978,200
Biogen Idec, Inc. (a)	19,000	1,769,850
		3,748,050

Chemicals — 1.9%
CF Industries Holdings, Inc.	10,000	1,233,900
LyondellBasell Industries NV, Class A	53,000	1,294,790
		2,528,690

Communications Equipment — 1.1%
Motorola Solutions, Inc.	37,000	1,550,300

Computers & Peripherals — 5.3%
Apple, Inc. (a)	8,000	3,049,440
Dell, Inc. (a)	122,000	1,726,300
Seagate Technology	101,000	1,038,280
Western Digital Corp. (a)	55,000	1,414,600
		7,228,620

Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	40,000	1,145,200
Fluor Corp.	27,000	1,256,850
		2,402,050

Consumer Finance — 2.3%
Capital One Financial Corp.	41,000	1,624,830
Discover Financial Services, Inc.	65,000	1,491,100
		3,115,930

Diversified Consumer Services — 1.9%
Apollo Group, Inc., Class A (a)	35,000	1,386,350
ITT Educational Services, Inc. (a)(b)	21,000	1,209,180
		2,595,530

Diversified Financial Services — 0.0%
JPMorgan Chase & Co.	2,000	60,240

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	21,000	598,920

Energy Equipment & Services — 1.5%
SEACOR Holdings, Inc.	9,000	721,890
Unit Corp. (a)	34,000	1,255,280
		1,977,170

Food & Staples Retailing — 2.0%
The Kroger Co.	69,000	1,515,240
Safeway, Inc.	72,000	1,197,360
		2,712,600

Health Care Equipment & Supplies — 0.4%
Hill-Rom Holdings, Inc.	19,000	570,380

Health Care Providers & Services — 9.0%
Aetna, Inc.	41,000	1,490,350
AmerisourceBergen Corp.	40,000	1,490,800
CIGNA Corp.	7,000	293,580
Cardinal Health, Inc.	38,000	1,591,440
Coventry Health Care, Inc. (a)	47,000	1,354,070
Health Management Associates, Inc., Class A (a)	131,000	906,520
Lincare Holdings, Inc.	24,000	540,000
Tenet Healthcare Corp. (a)	241,000	995,330
UnitedHealth Group, Inc.	42,000	1,937,040
WellPoint, Inc.	26,000	1,697,280
		12,296,410

Household Durables — 0.9%
Tempur-Pedic International, Inc. (a)	24,000	1,262,640

Household Products — 0.5%
The Procter & Gamble Co.	10,000	631,800
IT Services — 1.9%
International Business Machines Corp.	6,000	1,050,180
The Western Union Co.	100,000	1,529,000
		2,579,180

Independent Power Producers & Energy Traders — 3.2%
The AES Corp. (a)	149,000	1,454,240
Constellation Energy Group, Inc.	41,000	1,560,460
NRG Energy, Inc. (a)	67,000	1,421,070
		4,435,770

Industrial Conglomerates — 0.4%
General Electric Co.	35,000	533,400

Insurance — 2.1%
Arch Capital Group Ltd. (a)	14,000	457,450
Assurant, Inc.	15,000	537,000
Principal Financial Group, Inc.	33,000	748,110
Unum Group	51,000	1,068,960
		2,811,520

Internet & Catalog Retail — 1.0%
Expedia, Inc.	54,000	1,390,500

Internet Software & Services — 1.0%
Rackspace Hosting, Inc. (a)	41,000	1,399,740

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. (a)	38,000	$1,187,500

Machinery — 0.2%
AGCO Corp. (a)	9,000	311,130

Media — 3.1%
CBS Corp., Class B	73,000	1,487,740
Interpublic Group of Cos., Inc.	147,000	1,058,400
Time Warner Cable, Inc.	27,000	1,692,090
		4,238,230

Metals & Mining — 0.9%
Alcoa, Inc.	132,000	1,263,240

Multiline Retail — 1.1%
Nordstrom, Inc.	33,000	1,507,440

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	9,000	832,680
ConocoPhillips	2,000	126,640
Exxon Mobil Corp.	39,000	2,832,570
HollyFrontier Corp.	43,000	1,127,460
Marathon Oil Corp.	72,000	1,553,760
Murphy Oil Corp.	27,000	1,192,320
Tesoro Corp. (a)	75,000	1,460,250
Valero Energy Corp.	82,000	1,457,960
		10,583,640

Paper & Forest Products — 2.0%
International Paper Co.	61,000	1,418,250
MeadWestvaco Corp.	54,000	1,326,240
		2,744,490

Personal Products — 1.1%
Herbalife Ltd.	28,000	1,500,800

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	65,000	2,039,700
Eli Lilly & Co.	51,000	1,885,470
Forest Laboratories, Inc. (a)	49,000	1,508,710
Johnson & Johnson	11,000	700,810
Pfizer, Inc.	171,000	3,023,280
		9,157,970

Road & Rail — 0.4%
CSX Corp.	26,000	485,420

Semiconductors & Semiconductor Equipment — 10.3%
Altera Corp.	43,000	1,355,790
Applied Materials, Inc.	153,000	1,583,550
Cypress Semiconductor Corp. (a)	81,000	1,212,570
KLA-Tencor Corp.	41,000	1,569,480
Marvell Technology Group Ltd. (a)	97,000	1,409,410
Maxim Integrated Products, Inc.	65,000	1,516,450
NVIDIA Corp. (a)	110,000	1,375,000
Novellus Systems, Inc. (a)	50,000	1,363,000
Teradyne, Inc. (a)	117,000	1,288,170
Xilinx, Inc.	51,000	1,399,440
		14,072,860

Software — 6.9%
Activision Blizzard, Inc.	124,000	1,475,600
Autodesk, Inc. (a)	49,000	1,361,220
CA, Inc.	72,000	1,397,520
Microsoft Corp.	143,000	3,559,270
Symantec Corp. (a)	102,000	1,662,600
		9,456,210

Specialty Retail — 3.0%
GameStop Corp., Class A (a)	62,000	1,432,200
Limited Brands, Inc.	38,000	1,463,380
Williams-Sonoma, Inc.	41,000	1,262,390
		4,157,970

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	28,000	1,451,240

Tobacco — 3.2%
Lorillard, Inc.	15,000	1,660,500
Philip Morris International, Inc.	43,000	2,682,340
		4,342,840

Wireless Telecommunication Services — 1.9%
MetroPCS Communications, Inc. (a)	156,000	1,358,760
Sprint Nextel Corp. (a)(b)	424,000	1,288,960
		2,647,720

Total Long-Term Investments (Cost – $145,870,270) – 99.9%		136,471,950

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	134,125	134,125

	Beneficial Interest (000)

BlackRock Liquidty Series, LLC Money Market Series, 0.10% (c)(d)(e)	$2,345	2,345,035

Total Short-Term Securities (Cost – $2,479,160) – 1.8%		2,479,160

Total Investments (Cost — $148,349,430*) – 101.7%		$138,951,110
Liabilities in Excess of Other Assets– (1.7)%		(2,272,726)
Net Assets – 100.0%		$136,678,384

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

	Aggregate cost	$151,791,011
	Gross unrealized appreciation	$7,486,075
	Gross unrealized depreciation	(20,325,976)
	Net unrealized depreciation	$(12,839,901)
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
	BlackRock Liquidity Funds, TempFund, Institutional Class	—	134,125	134,125	$106
	BlackRock Liquidty Series, LLC Money Market Series	—	$2,345,035	$2,345,035	$4,082

(e)	Security was purchased with the cash collateral from loaned securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$136,471,950	—	—	$136,471,950
Short-Term Securities	134,125	$2,345,035	—	2,479,160
Total	$136,606,075	$2,345,035	—	$138,951,110
[1] See above Schedule of Investments for values in each industry.

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value

Yankee — 23.4%
Bank of Montreal, Chicago:
0.25%, 11/14/11	$2,000	$2,000,000
0.31%, 1/25/12 (b)	1,000	1,000,000
Bank of Nova Scotia, Houston:
0.30%, 12/07/11	1,900	1,900,000
0.25%, 12/21/11	2,200	2,200,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.25%, 10/04/11	2,000	2,000,000
0.30%, 11/07/11	2,200	2,200,000
Credit Suisse, NY:
0.25%, 11/04/11	3,000	3,000,000
0.40%, 1/26/12	2,000	2,000,000
Deutsche Bank AG, NY, 0.46%, 10/20/11	2,000	2,000,103
Mizuho Corporate Bank, Ltd., NY, 0.30%, 11/04/11	2,000	2,000,000
National Australia Bank, NY:
0.32%, 1/19/12	2,000	2,000,000
0.32%, 2/10/12 (b)	1,000	1,000,000
Rabobank Nederland NV, NY, 0.43%, 3/01/12	2,000	2,000,000
Royal Bank of Scotland Plc, CT, 0.45%, 12/19/11	2,800	2,800,000
Societe Generale, NY (b):
0.37%, 11/21/11	500	500,000
0.40%, 11/21/11	500	500,000
Sumitomo Mitsui Banking Corp., NY, 0.26%, 10/12/11	2,000	2,000,000
Svenska Handelsbanken, New York, 0.31%, 11/30/11	3,000	3,000,024
Toronto-Dominion Bank, NY:
0.31%, 1/12/12 (b)	1,000	1,000,000
0.28%, 1/20/12	2,355	2,355,000
UBS AG, Stamford Branch (b):
0.31%, 10/04/11	3,215	3,215,003
0.31%, 10/11/11	2,270	2,270,000
0.27%, 11/10/11	500	500,000
Westpac Banking Corp., NY, 0.30%, 11/04/11 (b)	2,500	2,500,000

Total Certificates of Deposit – 23.4%		45,940,130

Commercial Paper

Amsterdam US Funding Corp., 0.35%, 12/01/11 (c)	3,345	3,343,081
ANZ National International Ltd., 0.20%, 10/17/11 (c)	2,330	2,329,819
Argento Variable Funding Co. LLC, 0.27%, 10/26/11 (c)	3,000	2,999,482
Atlantis One Funding Corp. (c):
0.19%, 10/12/11	1,750	1,749,917
0.23%, 10/13/11	2,000	1,999,878
Barclays U.S. Funding Corp. (c):
0.06%, 10/03/11	3,000	3,000,000
0.30%, 11/03/11	2,310	2,309,423
Cancara Asset Securitisation LLC, 0.28%, 10/07/11 (c)	2,350	2,349,929
Commonwealth Bank of Australia, 0.18%, 10/14/11 (c)	2,600	2,599,857
Deutsche Bank Financial LLC, 0.36%, 10/27/11 (c)	2,000	1,999,533
Goldman Sach Group Inc., 0.35%, 12/05/11 (c)	2,000	1,998,775
JPMorgan Chase & Co., 0.26%, 3/16/12 (b)	1,000	1,000,000
Kells Funding LLC, 0.33%, 2/10/12 (c)	2,000	2,000,000
Liberty Funding LLC (c):
0.20%, 10/11/11	2,200	2,199,902
0.19%, 10/12/11	2,500	2,499,881
Manhattan Asset Funding Co. LLC, 0.32%, 11/22/11 (c)	2,000	1,999,139
MetLife Short Term Funding LLC (c):
0.24%, 10/03/11	2,400	2,400,000
0.25%, 10/17/11	1,780	1,779,827
0.38%, 10/28/11	3,000	2,999,229
Mizuho Funding LLC, 0.27%, 10/07/11 (c)	2,000	1,999,942
Nieuw Amsterdam Receivables Corp., 0.22%, 10/25/11 (c)	3,110	3,109,582
Nordea North America, Inc. (c):
0.25%, 10/17/11	2,000	1,999,806
0.23%, 10/19/11	525	524,948
0.23%, 10/20/11	805	804,914
0.30%, 11/29/11	2,180	2,178,965
Rabobank USA Financial Corp. (c):
0.35%, 10/05/11	2,400	2,399,955
0.33%, 12/12/11	2,215	2,213,579
Regency Markets No.1 LLC, 0.24%, 10/20/11 (c)	3,000	2,999,660
Solitaire Funding LLC (c):
0.23%, 10/04/11	2,325	2,324,986
0.24%, 10/18/11	2,000	1,999,808
Thames Asset Global Securitization, 0.30%, 10/17/11 (c)	2,000	1,999,767
Thunder Bay Funding LLC, 0.19%, 10/03/11 (c)	2,000	2,000,000
Westpac Banking Corp.:
0.21%, 10/06/11 (c)	2,000	1,999,965
0.30%, 1/06/12 (b)	2,500	2,500,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
	COP	Certificates of Participation	LOC	Letter of Credit
	FLOATS	Floating Rate Securities	MSTR	Municipal Securities Trust Receipts
	GO	General Obligation Bonds	RB	Revenue Bonds
	HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Westpac Banking Corp. (concluded):
0.42%, 1/13/12 (b)	$2,500	$2,500,000

Total Commercial Paper – 39.3%		77,113,549

Corporate Notes

JPMorgan Chase Bank NA, 0.28%, 11/16/12 (b)	2,310	2,310,000

Total Corporate Notes – 1.2%		2,310,000

Municipal Bonds (d)

California HFA, RB, VRDN, AMT Home Mortgage, Series U (Freddie Mac LOC, Fannie Mae LOC), 0.14%, 10/07/11	1,300	1,300,000
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.28%, 10/07/11 (e)	1,300	1,300,000
City of Houston Texas, Refunding RB, VRDN, First Lien, Series B-3 (Sumitomo Mitsui Banking LOC), 0.13%, 10/07/11	3,000	3,000,000
Colorado Housing & Finance Authority, RB, VRDN, Class I, Series A-3, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.16%, 10/07/11	2,500	2,500,000
County of Catawba North Carolina, RB, VRDN, Catawba Valley Medical Center (Branch Banking & Trust LOC), 0.29%, 10/07/11	4,285	4,285,000
County of Harris Texas, VRDN, RB, MSTR, Series SGC 31, Class A (Societe Generale LOC), 0.75%, 10/07/11 (e)	1,680	1,680,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC), 0.14%, 10/03/11	2,000	2,000,000
Michigan State HDA, Refunding RB, VRDN, Series D (Fannie Mae LOC, Freddie Mac LOC), 0.16%, 10/07/11	1,465	1,465,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.12%, 10/07/11	1,875	1,875,000
Port Freeport Texas, RB, VRDN, Joint Venture Project, AMT (JPMorgan Chase Bank LOC), 0.19%, 10/03/11	2,100	2,100,000
Rhode Island Housing & Mortgage Finance Corp., RB, VRDN, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.16%, 10/07/11	3,600	3,600,000
State of California, GO, VRDN:
Series C-4, (JPMorgan Chase & Co. LOC), 0.10%, 10/03/11	3,300	3,300,000
Series C-11, (BNP Paribas SA LOC), 0.25%, 10/07/11	2,400	2,400,000

Total Municipal Bonds – 15.7%		30,805,000

US Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.16%, 8/01/12	2,590	2,586,512
0.22%, 7/26/12	2,500	2,499,594
0.26%, 9/17/12	2,500	2,499,515
0.26%, 12/20/12	1,500	1,499,631
Federal Home Loan Bank Discount Notes (c):
0.16%, 4/12/12	1,900	1,898,379
0.11%, 4/23/12	2,000	1,999,362
Federal Home Loan Bank Variable Rate Note, 0.19%, 10/06/11 (b)	2,200	2,199,992
Freddie Mac Discount Notes, 0.14%, 1/23/12 (c)	1,000	999,564
Freddie Mac Variable Rate Notes (b):
0.19%, 12/29/11	2,000	1,999,759
0.19%, 4/03/12	2,000	1,999,593
0.16%, 11/02/12	2,000	1,998,686
0.25%, 1/24/13	500	499,736
0.31%, 9/03/13	2,000	1,999,225
0.17%, 9/13/13	5,000	4,994,096

Total US Government Sponsored Agency Obligations – 15.1%		29,673,644

US Treasury Obligations

US Treasury Note:
0.88%, 1/31/12	4,725	4,735,728
0.75%, 5/31/12	2,150	2,159,096

Total US Treasury Obligations – 3.5%		6,894,824

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.05%, 10/03/11 (Purchased on 9/30/11 to be repurchased at $3,400,014, collateralized by Federal Home Loan Bank, 2.00% due 11/09/14, par and fair values of $3,440,000 and $3,471,740, respectively)	3,400	3,400,000

Total Repurchase Agreements – 1.7%		3,400,000

Total Investments (Cost — $196,137,147*) - 99.9%		$196,137,147
Other Assets Less Liabilities – 0.1%		293,746
Net Assets – 100.0%		$196,430,893

*	Cost for federal income tax purposes

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Short-Term Securities[1]	—	$196,137,147	—	$196,137,147
[1] See above Schedule of Investments for values in each security type.

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities — 6.6%
321 Henderson Receivables I LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	USD	450	$516,548
ACE Securities Corp., Series 2003-OP1, Class A2, 0.95%, 12/25/33 (b)		23	17,304
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class C, 3.19%, 10/12/16		215	215,421
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.29%, 1/15/16 (b)		100	99,755
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.33%, 5/16/16 (b)		630	635,362
Series 2009-A12, Class A12, 3.35%, 8/15/16		250	254,532
Series 2009-A13, Class A13, 5.35%, 8/15/18		250	273,982
Series 2009-A17, Class A17, 4.90%, 11/15/18		500	544,393
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.85%, 9/25/33		32	25,873
Series 2004-5, Class A, 0.68%, 10/25/34		48	40,265
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35 (b)		250	72,883
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.53%, 12/25/34 (b)		35	28,911
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.41%, 8/23/27 (b)		250	231,624
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.49%, 6/25/35 (b)		103	96,602
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.87%, 7/25/33 (b)		75	58,512
RAAC, Series 2005-SP2, Class 2A, 0.53%, 6/25/44 (b)		255	169,919
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.81%, 7/25/33 (b)		33	20,496
SLM Student Loan Trust (b):
Series 2008-5, Class A3, 1.55%, 1/25/18		105	107,113
Series 2008-5, Class A4, 1.95%, 7/25/23		560	575,220
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		137	135,717
Series 2011-S1A, Class C, 2.01%, 8/15/16		117	115,408
Series 2011-WO, Class C, 3.19%, 10/15/15		140	141,848
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		210	209,723
Series 2010-2, Class C, 3.89%, 7/17/17		250	254,555
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		175	174,915
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		185	184,708
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		107	106,676
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		117	116,936
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (a)(b)		133	129,020
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1, 0.53%, 1/25/35		98	64,397
Series 2005-GEL2, Class A, 0.51%, 4/25/35		28	25,015
Total Asset-Backed Securities – 6.6%			5,643,633

Corporate Bonds
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		65	69,911
Capital Markets — 2.9%
The Bear Stearns Cos., Inc., 6.95%, 8/10/12		95	99,671
CDP Financial, Inc., 3.00%, 11/25/14 (a)		520	543,529
Credit Suisse AG, 5.40%, 1/14/20		60	57,643
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		260	270,153
3.70%, 8/01/15		200	195,816
3.63%, 2/07/16		568	552,991

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CPN	Consumer Price 04/15/2032
CPS	Consumer Price 07/15/2006
EUR	Euro
LIBOR	London InterBank Offered Rate
USD	US Dollar

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
Lehman Brothers Holdings, Inc. (c):
6.50%, 7/19/17	USD	150	$75
6.75%, 12/28/17 (d)		325	163
Morgan Stanley:
2.79%, 5/14/13 (b)		480	464,147
5.63%, 9/23/19		100	93,807
5.50%, 7/28/21		227	210,260
			2,488,255
Chemicals — 0.2%
CF Industries, Inc., 7.13%, 5/01/20		185	210,669
Commercial Banks — 4.6%
CIT Group, Inc.:
7.00%, 5/01/17		124	120,764
7.00%, 5/02/17 (a)		20	19,400
Commerzbank AG, 6.38%, 3/22/19	EUR	100	100,697
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	220	224,912
DnB NOR Boligkreditt (a):
2.10%, 10/14/16		960	971,556
2.90%, 3/29/17		610	632,153
Eksportfinans ASA, 5.50%, 5/25/16		300	352,058
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		330	322,575
HSBC Bank Plc, 3.10%, 5/24/16 (a)		160	159,068
Royal Bank of Canada, 3.13%, 4/14/15 (a)		210	222,802
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/14		385	386,686
2.63%, 5/27/17		390	398,176
			3,910,847
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		100	101,088
Lafarge SA, 7.13%, 7/15/36		40	34,527
			135,615
Consumer Finance — 0.8%
Credit Acceptance Corp., 9.13%, 2/01/17 (a)		250	245,625
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		100	104,131
SLM Corp.:
5.40%, 10/25/11		180	179,988
6.25%, 1/25/16		162	159,008
			688,752
Diversified Financial Services — 4.3%
Capital One Financial Corp.:
3.15%, 7/15/16		575	569,243
4.75%, 7/15/21		175	175,288
Citigroup, Inc.:
5.00%, 9/15/14		65	63,749
4.75%, 5/19/15		265	271,557
4.59%, 12/15/15		880	903,550
6.00%, 8/15/17		25	26,531
5.38%, 8/09/20		97	100,494
General Electric Capital Corp., 5.50%, 1/08/20		275	299,952
JPMorgan Chase & Co.:
3.15%, 7/05/16		30	29,805
4.63%, 5/10/21		280	286,243
JPMorgan Chase Bank NA, 6.00%, 7/05/17		450	485,055
Novus USA Trust, 1.54%, 11/18/11 (a)(b)		250	248,302
Reynolds Group Issuer, Inc., 7.88%, 8/15/19 (a)		200	193,000
			3,652,769
Diversified Telecommunication Services — 1.6%
GTE Corp., 6.84%, 4/15/18		270	325,223
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		105	92,794
Level 3 Financing, Inc., 8.75%, 2/15/17		16	14,740
Qwest Communications International, Inc.:
8.00%, 10/01/15		134	139,360
7.13%, 4/01/18		66	64,680
Qwest Corp.:
7.63%, 6/15/15		45	48,150
8.38%, 5/01/16		173	189,867
6.50%, 6/01/17		24	24,780
Telefonica Emisiones SAU, 4.95%, 1/15/15		275	271,313
Verizon Communications, Inc., 6.40%, 2/15/38		160	196,116
			1,367,023
Electric Utilities — 2.2%
Alabama Power Co., 3.95%, 6/01/21		105	113,965
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	17,581
5.95%, 12/15/36		56	58,624
Florida Power & Light Co., 5.95%, 2/01/38		225	287,342
Georgia Power Co., 3.00%, 4/15/16		190	199,043
Hydro-Quebec:
9.40%, 2/01/21		90	138,032
8.40%, 1/15/22		170	248,920
8.05%, 7/07/24		445	661,923
Jersey Central Power & Light Co., 7.35%, 2/01/19		55	70,088
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		60	63,011
			1,858,529

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.5%
Ensco Plc:
3.25%, 3/15/16	USD	40	$40,616
4.70%, 3/15/21		84	85,616
MEG Energy Corp., 6.50%, 3/15/21 (a)		235	225,012
Pride International, Inc., 6.88%, 8/15/20		55	63,464
Weatherford International Ltd., 6.75%, 9/15/40		35	37,327
			452,035
Food Products — 0.3%
Kraft Foods, Inc.:
6.50%, 8/11/17		75	88,994
5.38%, 2/10/20		150	169,758
			258,752
Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		150	179,414
Health Care Providers & Services — 0.7%
HCA, Inc.:
6.50%, 2/15/20		183	178,882
7.25%, 9/15/20		225	227,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		70	73,850
8.88%, 7/01/19		140	148,050
			628,032
Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International, 10.38%, 5/15/14		90	98,213
Yum! Brands, Inc.:
6.25%, 4/15/16		61	71,424
5.30%, 9/15/19		40	45,168
			214,805
IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19		145	128,687
12.63%, 1/15/21		115	85,100
			213,787
Independent Power Producers & Energy Traders — 0.3%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		230	224,250
Insurance — 2.7%
AXA SA, 5.25%, 4/16/40 (b)	EUR	50	48,134
Allianz Finance II BV, 5.75%, 7/08/41 (b)		100	105,693
American International Group, Inc., 5.45%, 5/18/17	USD	85	81,394
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		140	133,275
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		80	80,375
Hartford Life Global Funding Trusts, 0.53%, 6/16/14 (b)		550	536,561
ING Verzekeringen NV, 3.39%, 6/21/21	EUR	20	19,795
Lincoln National Corp., 7.00%, 6/15/40	USD	70	72,197
Manulife Financial Corp., 3.40%, 9/17/15		190	193,320
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		150	152,377
2.50%, 1/11/13		690	697,335
Prudential Financial, Inc.:
5.38%, 6/21/20		110	115,426
4.50%, 11/15/20		110	109,281
			2,345,163
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		25	25,884
Machinery — 0.0%
Navistar International Corp., 3.00%, 10/15/14 (e)		40	39,700
Media — 3.0%
CBS Corp.:
4.63%, 5/15/18		35	37,458
8.88%, 5/15/19		80	102,173
5.75%, 4/15/20		60	66,029
CCH II LLC, 13.50%, 11/30/16		330	376,200
CSC Holdings, Inc., 8.50%, 4/15/14		61	65,804
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		53	53,795
Series B, 9.25%, 12/15/17		393	401,843
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		75	108,214
Comcast Corp.:
5.88%, 2/15/18		152	176,099
6.45%, 3/15/37		95	109,286
Cox Communications, Inc., 8.38%, 3/01/39 (a)		150	206,619
DIRECTV Holdings LLC, 3.13%, 2/15/16		115	117,005
NBC Universal Media LLC:
5.15%, 4/30/20		246	269,759
4.38%, 4/01/21		30	30,814
News America, Inc., 6.40%, 12/15/35		5	5,414
Time Warner Cable, Inc.:
5.88%, 11/15/40		115	117,835
5.50%, 9/01/41		110	108,725
Time Warner, Inc.:
4.70%, 1/15/21		50	52,262
6.10%, 7/15/40		30	32,953

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	150	$159,375
			2,597,662
Metals & Mining — 1.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		75	73,479
Barrick Gold Corp., 2.90%, 5/30/16		595	602,816
Barrick North America Finance LLC, 4.40%, 5/30/21		5	5,127
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		120	115,991
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		100	99,412
Novelis, Inc., 8.75%, 12/15/20		145	142,100
			1,038,925
Multi-Utilities—0.3%
Dominion Resources, Inc., 1.95%, 8/15/16		145	144,344
Xcel Energy, Inc., 6.50%, 7/01/36		90	115,098
			259,442
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (f)		185	204,425
Macy's Retail Holdings, Inc., 5.90%, 12/01/16		220	241,455
			445,880
Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		304	332,515
6.38%, 9/15/17		304	341,035
6.95%, 6/15/19		48	55,681
Arch Coal, Inc., 7.25%, 10/01/20		220	211,200
BP Capital Markets Plc:
3.13%, 3/10/12		400	403,701
3.13%, 10/01/15		80	82,662
Chesapeake Energy Corp., 6.63%, 8/15/20		130	133,900
Consol Energy, Inc.:
8.00%, 4/01/17		59	61,655
8.25%, 4/01/20		21	22,103
El Paso Corp., 6.50%, 9/15/20		90	96,111
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		135	148,603
Enterprise Products Operating LLC:
6.30%, 9/15/17		50	58,041
5.20%, 9/01/20		110	120,946
6.13%, 10/15/39		100	108,878
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		60	72,852
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		50	56,905
6.55%, 9/15/40		25	27,917
6.38%, 3/01/41		40	42,461
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)		151	162,900
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		250	294,164
Nexen, Inc., 7.50%, 7/30/39		210	245,950
Petrobras International Finance Co.:
3.88%, 1/27/16		330	327,360
5.88%, 3/01/18		20	20,827
5.75%, 1/20/20		460	477,480
Plains Exploration & Production Co., 10.00%, 3/01/16		25	27,125
Range Resources Corp., 5.75%, 6/01/21		25	25,938
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		210	215,232
6.85%, 7/15/18		50	52,536
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		35	40,969
Valero Energy Corp.:
6.13%, 2/01/20		60	66,578
6.63%, 6/15/37		41	44,049
Western Gas Partners LP, 5.38%, 6/01/21		170	170,559
Williams Partners LP, 4.13%, 11/15/20		230	228,215
Woodside Finance Ltd., 4.60%, 5/10/21 (a)		50	51,652
			4,828,700
Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15		10	10,611
Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		120	125,790
Real Estate Investment Trusts (REITs) — 0.3%
Hospitality Properties Trust, 5.63%, 3/15/17		86	87,312
Mack-Cali Realty LP, 7.75%, 8/15/19		75	88,919
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		65	62,424
			238,655
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		105	79,275
WEA Finance LLC, 4.63%, 5/10/21 (a)		70	66,843
			146,118
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		240	282,347

BlackRock Series Fund, inc.	September 30, 2011	4

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software — 0.0%
Oracle Corp., 5.38%, 7/15/40 (a)	USD	25	$29,000
Thrifts & Mortgage Finance — 0.7%
PMI Group, Inc., 6.00%, 9/15/16		340	119,000
Radian Group, Inc.:
5.63%, 2/15/13		340	256,700
5.38%, 6/15/15		340	204,000
			579,700
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, 2.38%, 9/08/16		205	198,235
Cricket Communications, Inc., 7.75%, 5/15/16		110	110,412
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		385	432,740
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		84	77,910
MetroPCS Wireless, Inc., 7.88%, 9/01/18		23	22,310
Sprint Capital Corp., 6.88%, 11/15/28		47	35,133
			876,740
Total Corporate Bonds – 35.5%			30,423,762

Foreign Agency Obligations
Brazilian Government International Bond, 7.13%, 1/20/37		100	127,750
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	40	16,720
Indonesia Government International Bond:
4.88%, 5/05/21 (a)	USD	230	232,300
4.88%, 5/05/21		200	202,000
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		160	162,292
2.00%, 6/01/16		140	145,324
Mexico Government International Bond:
6.38%, 1/16/13		130	137,475
5.63%, 1/15/17		90	100,260
5.13%, 1/15/20		190	205,675
Poland Government International Bond:
6.38%, 7/15/19		60	66,000
5.13%, 4/21/21		205	204,488
Russia Government International Bond, 7.50%, 3/31/30		238	267,295
South Africa Government International Bond, 5.50%, 3/09/20		300	328,125
Turkey Government International Bond, 7.00%, 3/11/19		100	112,000
Total Foreign Agency Obligations – 2.7%			2,307,704

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (b)		121	64,891
Series 2006-0A5, Class 3A1, 0.43%, 4/25/46 (b)		207	121,143
Series 2007-J3, Class A10, 6.00%, 7/25/37		486	398,976
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		104	84,647
Series 2010-RR2, Class 2A, 5.99%, 9/15/39 (a)(b)		250	275,477
Series 2011-2R, Class 1A1, 4.83%, 3/27/37 (a)(b)		156	144,519
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (a)(b)		371	359,791
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		100	84,605
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.03%, 11/25/34 (b)		43	38,671
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.77%, 11/25/37 (b)		168	127,051
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		33	31,592
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		31	29,056
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.45%, 2/25/46 (b)		150	52,871
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.30%, 4/25/47 (b)		376	238,738
			2,052,028
Commercial Mortgage-Backed Securities — 7.7%
Banc of America Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (b)		751	764,440

BlackRock Series Fund, inc.	September 30, 2011	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. (continued):
Series 2006-4, Class A4, 5.68%, 7/10/46	USD	60	$55,978
Series 2006-5, Class AM, 5.45%, 9/10/47		30	25,680
Series 2007-1, Class A4, 5.45%, 1/15/49		300	319,943
Series 2007-3, Class A4, 5.80%, 6/10/49 (b)		290	304,972
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A, 5.04%, 12/20/41 (a)(b)		190	201,400
Bear Stearns Commercial Mortgage Securities (b):
Series 2005-PW10, Class AM, 5.45%, 12/11/40		30	28,607
Series 2006-PW11, Class A4, 5.62%, 3/11/39		825	899,809
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		78	78,401
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		60	63,085
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		103	101,680
Class C, 4.86%, 11/05/27		285	271,168
Class D, 5.50%, 11/05/27		165	155,176
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3, Class A3, 4.65%, 4/10/40		93	93,710
Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		50	47,742
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.07%, 7/10/38 (b)		70	54,711
Series 2006-GG7, Class AM, 6.07%, 7/10/38 (b)		75	70,130
Series 2007-GG9, Class A4, 5.44%, 3/10/39		100	103,691
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		190	201,227
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (b)		80	74,701
Series 2007-CB18, Class A3, 5.45%, 6/12/47		225	232,954
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.09%, 6/15/38 (b)		40	39,053
Series 2006-C7, Class AM, 5.38%, 11/15/38		40	35,133
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		300	316,844
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		130	135,382
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		250	264,423
Series 2007-HQ12, Class A2FL, 0.48%, 4/12/49 (b)		54	51,395
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (b)		100	101,525
Morgan Stanley Reremic Trust (a):
Series 2009-IO, Class B, 0.00%, 7/17/56		150	120,000
Series 2011-IO, Class A, 2.50%, 3/23/51		89	88,660
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		380	421,464
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		594	603,329
Series 2007-C33, Class A4, 6.10%, 2/15/51		280	294,874
			6,621,287
Total Non-Agency Mortgage-Backed Securities – 10.1%			8,673,315

Preferred Securities
Capital Trusts
Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(g)		7	141,300
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)		2	5
State Street Capital Trust IV, 1.35%, 6/01/77 (b)		1	13,704
			155,009
Commercial Banks — 0.3%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(g)		6	111,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		5	114,012

BlackRock Series Fund, inc.	September 30, 2011	6

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Commercial Banks (concluded)
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	USD	2	$50,182
SunTrust Capital VIII, 6.10%, 12/15/66 (b)		1	14,850
Wachovia Capital Trust III, 5.57% (b)(g)		1	12,300
			302,344
Consumer Finance — 0.1%
Capital One Financial Corp., Capital V, 10.25%, 8/15/39		2	50,750
Insurance — 0.2%
American International Group, Inc., 8.18%, 5/15/68 (b)		1	22,063
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		1	23,800
Swiss Re Capital I LP, 6.85% (a)(b)(g)		5	113,685
XL Group Plc, Series E, 6.50% (b)(g)		4	70,650
			230,198
Total Capital Trusts – 0.8%			738,301

Preferred Stocks		Shares
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		66,650	70,409
Total Preferred Stocks – 0.1%			70,409
Total Preferred Securities – 0.9%			808,710

Taxable Municipal Bonds		Par (000)
New York City Municipal Water Finance Authority:
5.38%, 6/15/43	USD	95	106,294
5.50%, 6/15/43		115	130,542
Total Taxable Municipal Bonds – 0.3%			236,836

US Government Sponsored Agency Securities
Agency Obligations — 1.8%
Fannie Mae:
3.95%, 10/09/19 (h)		275	209,095
6.27%, 1/25/41 (b)		707	120,954
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16		550	613,361
Tennessee Valley Authority, 5.25%, 9/15/39		450	576,392
			1,519,802
Collateralized Mortgage Obligations — 0.4%
Freddie Mac Mortgage-Backed Securities:
Series K013, Class A2, 3.97%, 1/25/21 (b)		220	240,386
Series 3068, Class VA, 5.50%, 10/15/16		131	132,259
			372,645
Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp., 2.13%, 12/21/12		195	199,241
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2011-55, Class SH, 6.33%, 6/25/41 (b)		1,503	224,686
Freddie Mac Mortgage-Backed Securities (b):
Series 3443, Class SE, 5.49%, 3/15/37		749	87,199
Series 3869, Class SA, 6.32%, 5/15/41		825	107,358
			419,243
Mortgage-Backed Securities — 64.5%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (b)		88	91,397
3.15%, 3/01/41 (b)		173	179,398
3.32%, 12/01/40 (b)		211	220,032
3.50% - 3.50%, 10/15/41(i)		2,200	2,263,500
4.00% - 4.00%, 10/15/41(i)		7,934	8,392,650
4.50% - 4.50%, 10/15/41(i)		15,660	16,648,548
4.81%, 8/01/38 (b)		363	390,220
5.00% - 5.00%, 10/15/41(i)		8,006	8,617,529
5.50% - 5.50%, 10/15/41(i)(j)		7,226	7,857,980
6.00% - 6.00%, 10/15/41(i)		1,844	2,029,105
6.50% - 6.50%, 10/01/39		1,044	1,157,817
7.00% - 7.00%, 2/01/16		30	32,118
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)		188	195,643
4.00%, 10/15/26 (i)		100	105,156
4.50%, 10/15/41 (i)		100	105,766
4.96%, 4/01/38 (b)		298	318,495
5.00% - 5.00%, 10/15/41(i)		900	964,969
5.50%, 10/15/41 (i)		100	108,141
6.00%, 6/01/35		108	119,263

BlackRock Series Fund, inc.	September 30, 2011	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (i):
4.00%, 10/15/41	USD	700	$748,562
4.50%, 10/15/41		1,400	1,520,969
5.00%, 10/15/41		1,500	1,647,187
5.50% - 5.50%, 10/15/41		731	807,234
6.00%, 10/15/41		600	669,094
			55,190,773
Total US Government Sponsored Agency Securities – 67.4%			57,701,704

US Treasury Obligations
US Treasury Bonds:
2.63%, 8/15/20		270	289,174
8.13%, 5/15/21		930	1,447,313
8.13%, 8/15/21		210	328,748
6.25%, 8/15/23		920	1,311,287
1.75%, 1/15/28		275	318,591
3.50%, 2/15/39		1,135	1,261,978
4.25%, 5/15/39		440	553,713
4.38%, 5/15/40		171	220,109
4.38%, 5/15/41		210	271,295
US Treasury Notes:
0.13%, 9/30/13		415	413,929
0.50%, 8/15/14		2,365	2,371,102
0.25%, 9/15/14		685	681,630
2.50%, 4/30/15		305	325,754
1.00%, 8/31/16		0.00	0.00
1.00%, 9/30/16		4,370	4,376,468
2.25%, 7/31/18		620	654,293
1.38%, 9/30/18		300	298,547
0.63%, 7/15/21		206	214,519
2.13%, 8/15/21		3,945	4,014,669
4.75%, 2/15/41		730	997,476
3.75%, 8/15/41 (k)		4,770	5,553,329
Total US Treasury Obligations – 30.3%			25,903,924
Total Long-Term Investments (Cost – $130,483,141) – 153.8%			131,699,588

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 131.00, Expires 11/25/11	14	13,125
Strike Price USD 134.00, Expires 11/25/11	14	2,844
		15,969
Exchange-Traded Put Options — 0.1%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12	102	24,225
Options Purchased	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA	$ 400	6,040
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,300	50,793
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	300	25,865
		82,698
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA	2,200	—
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 10/24/2011, Broker Credit Suisse International	1,300	—
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,300	217
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	1,100	20
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA	1,400	12,245

BlackRock Series Fund, inc.	September 30, 2011	8

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.	$1,700	$11,076
		23,558
Total Options Purchased (Cost – $142,922) – 0.2%		146,450
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $130,626,063) – 154.0%		131,846,038

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (i):
4.00%, 10/15/26 - 10/15/41	6,800	(7,140,750)
3.50%, 10/15/41	900	(924,609)
4.50%, 10/15/41	4,587	(4,866,183)
5.00%, 10/15/41	6,600	(7,099,125)
5.50%, 10/15/41	3,200	(3,472,500)
Total TBA Sale Commitments (Proceeds – $23,518,961) – (27.4)%		(23,503,167)

Options Written	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 11/25/11	14	(8,313)
Strike Price USD 133.00, Expires 11/25/11	14	(4,812)
		(13,125)
Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.6)%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	$600	(34,143)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA	1,100	(76,468)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	300	(46,322)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	600	(46,297)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	2,000	(56,735)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	300	(15,401)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	300	(20,382)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	1,100	(84,823)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	1,400	(108,771)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	500	(40,163)
		(529,505)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA	600	(2)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA	800	(3)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	1,400	(100)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	600	(32)
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG	1,100	(24)

BlackRock Series Fund, inc.	September 30, 2011	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	$300	$(24)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	600	(73)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	2,000	(144)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	1,100	(13,575)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	1,400	(17,120)
Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	500	(5,869)
		(36,966)
Total Options Written (Premiums Received – $325,825) – (0.7)%		(579,596)
Total Investments, Net of TBA Sale Commitments and Outstanding Options Written - 125.9%		$107,763,275
Liabilities in Excess of Other Assets – (25.9)%		(22,137,259)
Net Assets – 100.0%		$85,626,016

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$130,626,063
	Gross unrealized appreciation	$3,645,567
	Gross unrealized depreciation	(2,425,592)

	Net unrealized appreciation	$1,219,975
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Non-income producing security.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

	Counterparty	Value	Unrealized Appreciation (Depreciation)
	BNP Paribas	$122,484	$(4,219)
	Bank of America NA	$1,342,875	$(14,156)
	Barclays Capital, Inc.	$—	$3,453
	Citigroup Global Markets, Inc.	$4,609,281	$1,609
	Credit Suisse Securities (USA) LLC	$(1,568,406)	$12,434
	Daiwa Securities America, Inc.	$(215,125)	$—
	Deutsche Bank Securities, Inc.	$1,177,797	$(3,641)
	Goldman Sachs & Co.	$2,058,406)	$(11,203)
	Greenwich Financial Services	$(1,551,344)	$(18,516)
	JP Morgan Securities, Inc.	$121,984	$(3,859)
	Morgan Stanley Capital Services, Inc.	$1,469,172	$2,074)
	Nomura Securities International, Inc.	$214,438	$(313)
	UBS Securities	$1,418,094	$(8,297)

(j)	All or a portion of security has been pledged as collateral in connection with swaps.
(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BlackRock Series Fund, inc.	September 30, 2011	10

Schedule of Investments (continued)	BlackRock Total Return Portfolio
• Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.18%	5/16/11	Open	$2,521,901	$2,520,175
BNP Paribas	(0.06)%	9/30/11	10/03/11	5,007,250	5,007,275
Credit Suisse Securities (USA) LLC	0.13%	9/01/11	Open	534,994	534,938
Credit Suisse Securities (USA) LLC	0.00%	9/30/11	10/03/11	2,781,187	2,781,187
Deutsche Bank AG	0.03%	9/30/11	10/03/11	4,456,661	4,456,650
Merrill Lynch Pierce, Fenner & Smith, Inc.	0.04%	5/06/11	Open	991,867	991,706
Merrill Lynch Pierce, Fenner & Smith, Inc.	0.10%	8/31/11	11/15/11	1,374,535	1,374,825
Total				$17,668,395	$17,666,756
[1] Certain agreements have no stated maturity and can be terminated by either party at any time
• Financial futures contracts purchased as of September 30, 2011 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
16	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$2,081,853	$(353)
32	2-Year US Treasury Note	Chicago Board of Trade	December 2011	7,053,601	(7,101)
25	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	3,531,437	34,188
3	90-Day Euro-Dollar	Chicago Mercantile	December 2012	744,911	702
2	90-Day Euro-Dollar	Chicago Mercantile	June 2013	492,487	4,163
3	90-Day Euro-Dollar	Chicago Mercantile	September 2013	732,421	11,729
2	90-Day Euro-Dollar	Chicago Mercantile	December 2013	488,082	7,193
Total					$50,521

• Financial futures contracts sold as of September 30, 2011 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
29	90-Day Euro-Dollar	Chicago Mercantile	December 2011	$7,216,170	$4,595
38	Ultra Long Term US Treasury Bond	Chicago Board of Trade	December 2011	5,425,295	(602,455)
84	5-Year US Treasury Note	Chicago Board of Trade	December 2011	10,293,210	4,522
4	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	994,714	614
1	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	248,572	22
1	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	248,622	122
1	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	247,260	22
1	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	246,797	10
1	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	246,285	(28)
Total					$(592,576)

• Foreign currency exchange contracts as of September 30, 2011 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	156,000	USD	211,365	Citibank NA	10/03/11	$(2,364)
USD	211,312	EUR	156,000	Citibank NA	10/26/11	2,345
Total						$(19)

• Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$340	$79,993
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	$285	(831)

BlackRock Series Fund, inc.	September 30, 2011	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$340	$111,992
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$340	188,288
News America, Inc.	1.00%	JP Morgan Securities, Inc.	9/20/16	$80	452
JPMorgan Chase & Co.	1.00%	Deutsche Bank AG	12/20/16	$220	(283)

Total					$379,611

• Credit default swaps on single-name issuer - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Aviva USA Corp.	1.00%	5/25/12	BBB+	$270	$(565)
Assured Guaranty Corp.	5.00%	12/20/14	A+	$35	(331)
Assured Guaranty Corp.	5.00%	12/20/14	A+	$1	2
Assured Guaranty Corp.	5.00%	3/20/15	A+	$5	9
Lincoln National Corp.	1.00%	9/20/16	BBB	$150	(2,507)
Lincoln National Corp.	1.00%	9/20/16	BBB	$50	(1,093)
MetLife, Inc.	1.00%	9/20/16	A-	$100	(1,636)
MetLife Inc.	1.00%	9/20/16	A-	$80	(1,932)
Lincoln National Corp.	1.00%	9/20/16	BBB	$20	(452)
MetLife, Inc.	1.00%	9/20/16	A-	$60	(2,076)
Prudential Financial, Inc.	1.00%	9/20/16	A	$140	(2,330)
MetLife, Inc.	1.00%	9/20/16	A-	$110	(2,834)
Prudential Financial, Inc.	1.00%	9/20/16	A	$30	(603)
Assured Guaranty Corp.	5.00%	12/20/16	A+	$50	(711)

Total					$(17,059)

(1)	Using Standard and Poor’s rating of the underlying securities.
(2)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$240	$12,058
Dow Jones CDX North America Investment Grade Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$175	881
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JP Morgan Securities, Inc.	6/20/16	$2,340	6,646
Dow Jones CDX North America Investment Grade Series 16	1.00%	JP Morgan Securities, Inc.	6/20/16	$175	1,269
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$336	(272)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$565	303
Dow Jones CDX North America High Yield Index Series 17	5.00%	Morgan Stanley & Co., Inc.	12/20/16	$240	4,089
MCDX North America Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/21	$540	22,404
Total					$47,378

BlackRock Series Fund, inc.	September 30, 2011	12

Schedule of Investments (continued)	BlackRock Total Return Portfolio
• Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2011 were as follows:
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation
MCDX North America Series 14	0.00%	Goldman Sachs & Co.	6/20/20	AA	$270	$(10,812)
Total						$(10,812)

(3)	Using S&P’s rating
(4)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement

• Interest rate swaps outstanding as of September 30, 2011 were as follows:
Fixed Rate		Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.92%	(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$2,000	$(10,303)
0.45%	(a)	3-month LIBOR	BNP Paribas	8/18/13	$1,700	3,706
1.32%	(a)	3-month LIBOR	Citibank NA	12/17/13	$700	(11,045)
1.41%	(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$1,100	(19,565)
1.26%	(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$1,100	(15,869)
0.80%	(b)	3-month LIBOR	Citibank NA	8/09/14	$300	820
2.45%	(b)	3-month LIBOR	Deutsche Bank AG	4/05/16	$1,100	63,869
2.10%	(b)	3-month LIBOR	Deutsche Bank AG	5/10/16	$600	25,440
2.27%	(b)	3-month LIBOR	Morgan Stanley & Co., Inc.	8/13/16	$500	2,697
2.20%	(b)	3-month LIBOR	Bank of America NA	8/15/16	$600	2,430
2.20%	(b)	3-month LIBOR	Bank of America NA	8/22/16	$400	18,378
1.25%	(a)	3-month LIBOR	JP Morgan Securities, Inc.	10/03/16	$300	485
2.57%	(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	$200	9,461
3.27%	(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$210	(22,356)
3.22%	(b)	3-month LIBOR	Deutsche Bank AG	7/01/21	$100	10,219
3.25%	(a)	3-month LIBOR	UBS AG	7/05/21	$300	(31,365)
2.69%	(a)	3-month LIBOR	Citibank NA	8/09/21	$300	(16,228)
2.56%	(a)	3-month LIBOR	UBS AG	8/10/21	$200	(8,454)
2.35%	(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	$500	11,699
2.21%	(a)	3-month LIBOR	Deutsche Bank AG	9/09/21	$100	(974)
2.22%	(b)	3-month LIBOR	Bank of America NA	9/12/21	$400	4,224
2.21%	(b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/12/21	$300	2,893
2.17%	(a)	3-month LIBOR	Morgan Stanley & Co., Inc.	9/15/21	$100	(591)
2.18%	(a)	3-month LIBOR	Deutsche Bank AG	9/30/21	$200	(1,195)
Total						$18,376

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

• Total return swaps outstanding as of September 30, 2011 were as follows:
Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Gross return on the Market IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Citibank NA	1/12/40 $	310	$(9,130)

BlackRock Series Fund, inc.	September 30, 2011	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Bank of America NA	1/12/39	$306	$(6,017)
Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JP Morgan Securities, Inc.	1/12/39	$131	161
Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JP Morgan Securities, Inc.	1/12/39	$44	309
Gross return on the Market IOS 5.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JP Morgan Securities, Inc.	1/12/39	$316	6,883
Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Deutsche Bank AG	1/12/39	$218	(3,367)
Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	Royal Bank Of Scotland Plc	1/12/39	$581	15,720
Total						$4,559

• Total return swaps outstanding as of September 30, 2011 were as follows:
Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.25%	—	Royal Bank Of Scotland Plc	9/28/21	$480	$1,413 (a)
(a) Based on the change in the return of the Consumer Price Index for All Urban Consumers.

BlackRock Series Fund, inc.	September 30, 2011	14

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Asset-Backed Securities.	—	$4,682,377	$961,256	$5,643,633
Corporate Bonds.	—	30,423,762	—	30,423,762
Foreign Agency Obligations.	—	2,307,704	—	2,307,704
Non-Agency Mortgage-Backed Securities	—	8,483,130	190,185	8,673,315
Preferred Securities	$70,409	738,301	—	808,710
Taxable Municipal Bonds	—	236,836	—	236,836
US Government Sponsored Securities.	—	57,701,704	—	57,701,704
US Treasury Obligations	—	25,903,924	—	25,903,924
Liabilities:
Investments:
TBA Sale Commitments	—	(23,503,167)	—	(23,503,167)
Total	$70,409	$106,974,571	$1,151,441	$108,196,421

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$428,386	—	$428,386
Foreign currency exchange contracts	—	2,345	—	2,345
Interest rate contracts	$108,076	262,577	—	370,653
Other contracts	—	24,486	—	24,486
Liabilities:
Credit contracts	—	(17,891)	$(11,377)	(29,268)
Foreign currency exchange contracts	—	(2,364)	—	(2,364)
Interest rate contracts	(623,062)	(704,416)	—	(1,327,478)
Other contracts	—	(18,514)	—	(18,514)
Total	$(514,986)	$(25,391)	$(11,377)	$(551,754)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contacts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BlackRock Series Fund, inc.	September 30, 2011	15

Schedule of Investments (concluded)	BlackRock Total Return Portfolio
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of December 31, 2010	$359,612	$250,000	$402,040	$ 1,011,652
Accrued discounts/ premium.	(4)	—	(133)	(137)
Net realized gain (loss)	35	—	100	135
Net change in unrealized appreciation/depreciation[2]	(3,390)	—	(166)	(3,556)
Purchases	572,278	—	204,853	777,131
Sales	(47,746)	—	(14,469)	(62,215)
Transfers in3	80,471	—	—	80,471
Transfers out[3]	—	(250,000)	(402,040)	(652,040)
Balance, as of September 30, 2011	$961,256	$—	$190,185	$ 1,151,441

[2]	The change in unrealized appreciation/depreciation on investments still held at September 30, 2011 was $(3,556).
[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contract	Interest Rate Contracts		Total
Liabilities	Liabilities	Assets	Liabilities
Balance, as of December 31, 2010	$(6,320)	$8,969	$(27,156)	$(24,507)
Accrued discounts/ premium	298	2	(155)	145
Net realized gain (loss)	—	(8,031)	(10,753)	(18,784)
Net change in unrealized appreciation/depreciation[4]	(4,960)	(8,969)	27,156	13,227
Purchases	---	—	—	—
Issuances	(1,526)	3,647	(3,702)	(1,581)
Sales	—	—	—	—
Settlements[5]	1,131	4,382	14,610	20,123
Transfers in3	—	—	—	—
Transfers out[3]	—	—	—	—
Balance, as of September 30, 2011	$(11,377)	$—	$—	$(11,377)
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at September 30, 2011 was $(4,960).
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BlackRock Series Fund, inc.	September 30, 2011	16

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Capital Markets — 0.9%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	$735	$768,258
Credit Suisse AG, 2.60%, 5/27/16 (a)	200	205,906
		974,164

Commercial Banks — 2.7%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)	1,000	1,014,439
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	315	318,792
2.90%, 3/29/16	805	834,235
Royal Bank of Canada, 3.13%, 4/14/15 (a)	275	291,765
Sparebanken 1 Boligkreditt, 2.63%, 5/27/17 (a)	500	510,481
		2,969,712

Electric Utilities — 1.3%
Hydro-Quebec:
9.40%, 2/01/21	125	191,711
8.40%, 1/15/22	225	329,453
8.05%, 7/07/24	590	877,605
		1,398,769

Thrifts & Mortgage Finance — 0.4%
Cie de Financement Foncier, 2.50%, 9/16/15 (a)	400	394,976
Northern Rock Plc, 5.63%, 6/22/17 (a)	100	105,621
		500,597

Total Corporate Bonds – 5.3%		5,843,242

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13	220	223,151
2.00%, 6/01/16	180	186,846
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	45	47,733
Series E, 5.25%, 7/02/12	160	165,641
Qatar Government International Bond, 4.00%, 1/20/15 (a)	260	273,650
Total Foreign Agency Obligations – 0.8%		897,021

US Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations — 4.2%
Fannie Mae:
1.63%, 10/26/15	$2,265	$2,322,739
4.59%, 10/09/19 (b)	360	273,725
Freddie Mac, 1.13%, 12/15/11	2,100	2,104,261
		4,700,725

Collateralized Mortgage Obligations — 7.2%
Freddie Mac Mortgage-Backed Securities, Pass-Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (c)	2,060	2,250,884
Ginnie Mae Mortgage-Backed Securities, Class Z (c):
Series 2004-43, 4.50%, 6/16/44	2,424	2,545,184
Series 2004-45, 5.70%, 6/16/45	2,646	3,201,578
		7,997,646

Federal Deposit Insurance Corporation Guaranteed — 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12	700	711,857
2.13%, 12/21/12	195	199,241
		911,098

Interest Only Collateralized Mortgage Obligations — 1.1%
Ginnie Mae Mortgage-Backed Securities (c):
Series 2002-83, Class IO, 0.51%, 10/16/42	13,456	97,920
Series 2003-17, Class IO, 0.56%, 3/16/43	15,054	179,505
Series 2003-109, Class IO, 0.49%, 11/16/43	10,687	105,381
Series 2004-9, Class IO, 0.49%, 3/16/34	6,629	112,934
Series 2004-77, Class IO, 0.42%, 9/16/44	44,916	752,390
		1,248,130

Mortgage-Backed Securities — 109.9%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (c)	175	182,794
3.15%, 3/01/41 (c)	259	269,096
3.32%, 12/01/40 (c)	276	288,487
3.50%, 10/01/26 – 10/01/41 (d)	9,900	10,172,375
4.00, 1/01/26 – 10/01/41 (d)	23,371	24,639,471
4.50%, 10/01/26 – 10/01/41 (d)	38,643	41,061,358
5.00%, 10/01/26 – 10/01/41 (d)	12,418	13,368,696
5.50%, 11/01/21 – 10/01/41 (d)	7,761	8,447,978
6.00%, 04/01/35 – 10/01/41 (d)	6,347	6,972,373

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LIBOR	London Interbank Offered Rate
	TBA	To Be Announced
	USD	US Dollar

BlackRock Series Fund, inc.	September 30, 2011	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio) (Percentages shown are based on Net Assets)
US Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
6.50%, 7/01/37 - 10/01/41 (d)	$2,938	$3,257,489
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (c)	281	293,464
4.00%, 10/01/26 - 10/01/41(d)	3,400	3,559,313
4.50%, 4/01/41 – 10/01/41 (d)	2,400	2,538,375
5.00%, 6/01/41(d)	2,200	2,358,813
5.50%, 10/01/41 (d)	1,800	1,946,531
8.00%, 3/01/30 – 6/01/31	26	31,393
Ginnie Mae Mortgage-Backed Securities:
4.00%, 10/15/41 (d)	2,000	2,138,750
5.50%, 10/15/41 (d)	100	110,469
6.00%, 10/15/41 (d)	1,000	1,115,156
		122,752,381

Total US Government Sponsored Agency Securities – 123.2%		137,609,980

US Treasury Obligations

US Treasury Bonds:
1.75%, 1/15/28	356	412,294
4.38%, 5/15/41 (e)	270	348,808
6.25%, 8/15/23	1,370	1,952,677
8.13%, 8/15/21 (f)	1,705	2,669,125
US Treasury Notes:
0.13%, 9/30/13	3,375	3,366,292
0.25%, 9/15/14	2,020	2,010,061
0.50%, 8/15/14	440	441,135
0.63%, 1/31/13 (e)	240	241,312
0.63%, 7/15/21	271	282,537
1.00%, 9/30/16	7,810	7,821,559
1.38%, 9/30/18	350	348,305
2.13%, 8/15/21	3,730	3,795,872
2.25%, 7/31/18	815	860,079
2.63%, 8/15/20	360	385,566
3.75%, 8/15/41	4,440	5,169,137

Total US Treasury Obligations – 27.0%		30,104,759

Total Long-Term Investments (Cost – $171,151,307) – 156.3%		174,455,002

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (g)(h)	22,110,630	$22,110,630

Total Short-Term Securities (Cost – $22,110,630) – 19.8%		22,110,630

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 131.00, Expires 11/25/11,	19	17,813
Strike Price USD 134.00, Expires 11/25/11,	19	3,859
		21,672

Exchange-Traded Put Options — 0.0%
Euro Dollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12	130	30,875
US Ultra Long-Term Bond, Strike Price USD 154.00, Expires 10/21/11	11	21,318
		52,193

Options Purchased	Notional Amount (000)

Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA	$600	9,059
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	400	34,487
		43,546

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA	2,900	—
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	1,400	25
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA	1,900	16,618

BlackRock Series Fund, inc.	September 30, 2011	2

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio) (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.	$2,300	$14,986
		31,629

Total Options Purchased (Cost – $152,186) – 0.0%		149,040

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $193,414,123) – 176.1%		196,714,672

TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/41	3,500	(3,595,703)
4.00%, 10/01/41	17,300	(18,159,563)
4.50%, 10/01/41	25,267	(26,802,993)
5.00%, 10/01/41	4,000	(4,302,500)
5.50%, 10/01/41	5,000	(5,425,781)
6.00%, 10/01/41	2,300	(2,522,812)
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/01/41	900	(973,266)

Total TBA Sale Commitments (Proceeds – $61,736,644) – (55.3)%		(61,782,618)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Notes:
Strike Price USD 132.00, Expires 11/25/11	19	(11,281)
Strike Price USD 133.00, Expires 11/25/11	19	(6,532)
		(17,813)
Options Written	Notional Amount (000)

Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	$700	(54,014)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	400	(20,534)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	400	(27,176)
Pay a fixed rate of 2.02% and receive a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker Citibank NA	500	(10,301)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	1,400	(107,957)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	600	(48,195)
		(268,177)

Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA	700	(3)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA	1,000	(4)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 11/2/11, Broker Goldman Sachs Bank USA	7,000	(1)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 11/14/11, Broker UBS AG	3,500	(4)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	1,800	(129)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	700	(85)
Receive a fixed rate of 2.02% and pay a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker Citibank NA	500	(13,938)

BlackRock Series Fund, inc.	September 30, 2011	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio) (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	$1,400	$(17,277)
Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	600	(7,042)
		(38,483)

Total Options Written (Premiums Received – $296,255) – (0.3)%		(324,473)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written - 120.5%		134,607,581
Liabilities in Excess of Other Assets – (20.5)%		(22,922,989)
Net Assets – 100.0%		$111,684,592

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$193,416,378
	Gross unrealized appreciation	$3,907,496
	Gross unrealized depreciation	(609,202)
	Net unrealized appreciation	$3,298,294
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$656	$2,531
Bank of America NA	$1,709,328	$1,777
Barclays Capital Plc	$(3,182,344)	$5,110
Citigroup Global Markets, Inc.	$7,834,531	$14,945
Credit Suisse Securities (USA) LLC	$12,030,453	$24,227
Daiwa Securities America LLC	$(322,688)	$—
Deutsche Bank Securities, Inc.	$5,979,797	$15,535
Goldman Sachs & Co.	$(2,329,422)	$7,578
Greenwich Capital Markets	$2,242,328	$7,242
JPMorgan Securities, Inc.	$61,203	$(41,203)
Morgan Stanley & Co., Inc.	$(598,828)	$(12,883)
Nomura Securities International, Inc.	$(5,622,640)	$3,032
UBS Securities	$1,400,094	$(3,797)
Wells Fargo Bank, N.A	$(737,625)	$1,012

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,691,295	11,419,335	22,110,630	$13,558

(h)	Represents the current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which many combine such sub-classifications for reporting ease.

BlackRock Series Fund, inc.	September 30, 2011	4

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio)
•	Financial futures contracts purchased as of September 30, 2011 were as follows:
	Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

	89	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$19,619,654	$(21,576)
	7	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$1,001,727	(3,352)
	7	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2011	$1,012,324	98,051
	5	90 Day Euro Dollars	Chicago Mercantile	March 2012	$1,239,701	2,924
	11	90 Day Euro Dollars	Chicago Mercantile	June 2012	$2,730,525	3,250
	15	90 Day Euro Dollars	Chicago Mercantile	September 2012	$3,690,341	37,909
	16	90 Day Euro Dollars	Chicago Mercantile	December 2012	$3,972,644	3,956
	9	90 Day Euro Dollars	Chicago Mercantile	March 2013	$2,201,550	34,950
	13	90 Day Euro Dollars	Chicago Mercantile	June 2013	$3,199,572	28,653
	16	90 Day Euro Dollars	Chicago Mercantile	September 2013	$3,893,080	75,720
	14	90 Day Euro Dollars	Chicago Mercantile	December 2013	$3,394,320	72,605
	1	90 Day Euro Dollars	Chicago Mercantile	March 2014	$242,878	4,360

	Total					$337,450

•	Financial futures contracts sold as of September 30, 2011 were as follows:

	Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

	48	90 Day Euro Dollars	Chicago Mercantile	December 2011	$11,937,692	$1,292
	61	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$7,473,124	1,577
	66	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$8,593,718	7,531

	Total					$10,400

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	1.33% (a)	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,100	$14,858
	0.45% (b)	3-month LIBOR	BNP Paribas	8/18/13	$700	1,526
	2.36% (a)	3-month LIBOR	Citibank NA	12/20/15	$1,300	70,440
	2.27% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/13/16	$700	3,776
	2.20% (a)	3-month LIBOR	Bank of America NA	8/15/16	$800	3,240
	1.81% (a)	3-month LIBOR	Citibank NA	8/31/18	$900	7,631
	2.50% (a)	3-month LIBOR	Deutsche Bank AG	9/30/20	$300	12,649
	2.57% (a)	3-month LIBOR	Deutsche Bank AG	10/19/20	$300	14,344
	3.18% (b)	3-month LIBOR	Deutsche Bank AG	12/07/20	$5,600	(553,300)
	3.23% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/10/21	$100	10,294
	3.27% (b)	3-month LIBOR	Deutsche Bank AG	5/16/21	$2,060	(219,309)
	3.08% (a)	3-month LIBOR	Citibank NA	6/15/21	$700	63,023
	3.06% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	7/22/21	$1,500	131,973
	2.35% (a)	3-month LIBOR	Deutsche Bank AG	8/12/21	$700	16,378
	2.37% (a)	3-month LIBOR	Citibank NA	9/01/21	$300	7,468
	2.21% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/09/21	$300	2,921
	2.21% (b)	3-month LIBOR	Deutsche Bank AG	9/09/21	$5,000	(48,682)
	2.21% (a)	3-month LIBOR	Royal Bank of Scotland PLC	9/09/21	$200	1,947
	2.21% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/12/21	$1,200	11,573
	2.25% (a)	3-month LIBOR	Royal Bank of Scotland PLC	9/28/21	$625	1,841

	Total					$(445,409)

(a)	Pays floating interest rate and receives fixed rate.
(b)	Pays fixed interest rate and receives floating rate.

BlackRock Series Fund, inc.	September 30, 2011	5

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio (Formerly Known As BlackRock Government Income Portfolio)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$174,455,002	—	$174,455,002
Short-Term Securities	$22,110,630	—	—	22,110,630
Liabilities:
Investments:
TBA Sale Commitments	—	(61,782,618)	—	(61,782,618)
Total	$22,110,630	$112,672,384	—	$134,783,014
[1] See above Schedule of Investments for values in each security type.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate contracts	$446,643	$451,057	—	$897,700
Liabilities:
Interest Rate contracts	(42,741)	(1,127,951)	—	(1,170,692)
Total	$403,902	$(676,894)	—	$(272,992)

[2]	Derivative financial instruments are financial futures contracts and options. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value

BlackRock Series Fund, inc.	September 30, 2011	6

Item 2 – Controls and Procedures

2(a)–	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b)–	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 23, 2011